                                            Registration Statement No. 333-32589
                                                                       811-08313

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 5
                                       and
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                         Post-Effective Amendment No. 9

            THE TRAVELERS SEPARATE ACCOUNT PF FOR VARIABLE ANNUITIES
            --------------------------------------------------------
                           (Exact name of Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                         -------------------------------
                               (Name of Depositor)

                  ONE TOWER SQUARE, HARTFORD, CONNECTICUT 06183
                  ---------------------------------------------
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 277-0111
                                                           --------------

                                ERNEST J. WRIGHT
                         The Travelers Insurance Company
                                One Tower Square
                           HARTFORD, CONNECTICUT 06183
                           ---------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

___    immediately upon filing pursuant to paragraph (b) of Rule 485.
_X_    on May 1, 2002 pursuant to paragraph (b) of Rule 485.
___    60 days after filing pursuant to paragraph (a)(1) of Rule 485.
___    on ___________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

_____  this post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Travelers PrimElite Annuity Prospectus:

The Travelers Separate Account PF For Variable Annuities
The Travelers Separate Account PF II For Variable Annuities

This prospectus describes Travelers PrimElite Annuity, a flexible premium deferred variable annuity contract (the “Contract”) issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. Refer to your Contract for the name of your issuing Company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment (“qualified Contracts”) as well as those that do not qualify for such treatment (“nonqualified Contracts”). We may issue it as an individual Contract or as a group Contract. When we issue a group Contract, you will receive a certificate summarizing the Contract’s provisions. For convenience, we refer to Contracts and certificates as “Contracts.”

You can choose to have your premium (“purchase payments”) accumulate on a variable and/or fixed basis in one of our funding options. Your contract value before the maturity date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the variable funding options you select. You bear the investment risk of investing in the variable funding options. The variable funding options are:

Greenwich Street Series Fund	Travelers Series Fund Inc. (cont.)
Appreciation Portfolio	Smith Barney International All Cap Growth Portfolio
Fundamental Value Portfolio	Smith Barney Large Capitalization Growth Portfolio
Smith Barney Allocation Series Inc.	Smith Barney Large Cap Value Portfolio
Select Balanced Portfolio	Smith Barney Mid Cap Core Portfolio
Select Growth Portfolio	Smith Barney Money Market Portfolio
Select High Growth Portfolio	The Travelers Series Trust
Smith Barney Investment Series	MFS Mid Cap Growth Portfolio
Smith Barney Government Portfolio	MFS Research Portfolio
Smith Barney Growth and Income Portfolio	Social Awareness Stock Portfolio
Smith Barney Large Cap Core Portfolio	Van Kampen Life Investment Trust
Smith Barney Premier Selections All Cap Growth Portfolio	Comstock Portfolio - Class II Shares
Travelers Series Fund Inc.	Emerging Growth Portfolio - Class II Shares
MFS Total Return Portfolio	Growth and Income Portfolio - Class II Shares
Smith Barney Aggressive Growth Portfolio	Variable Annuity Portfolios
Smith Barney High Income Portfolio	Smith Barney Small Cap Growth Opportunities Portfolio

The Contract, certain contract features and/or some of the funding options may not be available in all states. The current prospectuses for the underlying funds that support the variable funding options must accompany this prospectus. Read and retain them for future reference.

This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information (“SAI”) dated May 1, 2002. We filed the SAI with the Securities and Exchange Commission (“SEC”), and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, PrimeElite Travelers Service Center, One Tower Square, Hartford, Connecticut 06183, call 1-800-566-5412 or access the SEC’s website (http://www.sec.gov). See Appendix E for the SAI’s table of contents.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Variable annuity contracts are not deposits of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus May 1, 2002

TABLE OF CONTENTS

Index of Special Terms	2	Annuity Options	24
Summary	3	Income Options	25
Fee Table	6	Variable Liquidity Benefit	25
Condensed Financial Information.	10	Miscellaneous Contract Provisions.	25
The Annuity Contract	10	Right to Return	25
Contract Owner Inquiries	10	Termination	26
Purchase Payments	10	Required Reports	26
Accumulation Units	10	Suspension of Payments.	26
The Variable Funding Options	11	The Separate Accounts	26
The Fixed Account	13	Performance Information	27
Charges and Deductions	13	Federal Tax Considerations	27
General	13	Non-Resident Aliens	28
Withdrawal Charge	14	General Taxation of Annuities.	28
Free Withdrawal Allowance	14	Types of Contracts: Qualified or Nonqualified	28
Administrative Charges	15	Nonqualified Annuity Contracts	28
Mortality and Expense Risk Charge	15	Puerto Rico Tax Considerations	29
Variable Liquidity Benefit Charge	15	Qualified Annuity Contracts	29
Variable Funding Option Expenses.	15	Penalty Tax for Premature Distributions	29
Premium Tax	15	Diversification Requirements for Variable
Changes in Taxes Based Upon Premium or Value	15	Annuities.	29
Transfers	15	Ownership of the Investments	29
Dollar Cost Averaging	16	Mandatory Distributions for Qualified Plans	30
Access to Your Money	17	Taxation of Death Benefit Proceeds	30
Systematic Withdrawals	17	Other Information	30
Loans	18	The Insurance Companies.	30
Ownership Provisions	18	Financial Statements	30
Types of Ownership	18	Distribution of Variable Annuity Contracts	30
Contract Owner...	18	Conformity with State and Federal Laws	30
Beneficiary	18	Voting Rights	31
Annuitant	18	Legal Proceedings and Opinions	31
Death Benefit	19	Appendix A: Condensed Financial Information
Death Proceeds Before the Maturity Date	19	for The Travelers Insurance Company: Separate
Payment of Proceeds	20	Account PF	A-1
Beneficiary Contract Continuance	22	Appendix B: Condensed Financial Information
Planned Death Benefit	22	for The Travelers Life and Annuity: Separate
Death Proceeds After the Maturity Date	23	Account PF II	B-1
The Annuity Period	23	Appendix C: The Fixed Account	C-1
Maturity Date	23	Appendix D: Waiver of Withdrawal
Allocation of Annuity	23	Charge for Nursing Home Confinement	D-1
Variable Annuity	23	Appendix E: Contents of the Statement
Fixed Annuity	24	of Additional Information	E-1
Payment Options	24
Election of Options	24

INDEX OF SPECIAL TERMS

The following terms are italicized throughout the prospectus. Refer to the page listed for an explanation of each term.

Accumulation Unit	10	Contract Year	10
Accumulation Period	10	Death Report Date	19
Annuitant	18	Fixed Account	C-1
Annuity Payments	23	Joint Owner	18
Annuity Unit	11	Maturity Date	23
Cash Surrender Value	17	Net Investment Rate	24
Contingent Annuitant	18	Purchase Payment	10
Contract Date	10	Underlying Fund	11
Contract Owner	18	Variable Funding Option(s)	11
Contract Value	10	Written Request	10

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Summary:
Travelers PrimElite Annuity

This summary details some of the more important points that you should know and consider before purchasing the Contract. Please read the entire prospectus carefully.

What company will issue my Contract? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, (“the Company,” “We” or “Us”). Refer to your Contract for the name of your issuing Company. Each company sponsors its own segregated asset account (“Separate Account”). The Travelers Insurance Company sponsors the Travelers Separate Account PF for Variable Annuities (“Separate Account PF”); The Travelers Life and Annuity Company sponsors the Travelers Separate Account PF II for Variable Annuities (“Separate Account PF II”). When we refer to the Separate Account, we are referring to either Separate Account PF or Separate Account PF II, depending upon your issuing Company.

You may only purchase a Contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

Can you give me a general description of the Contract? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the variable funding options and/or to the Fixed Account that is part of our general account (the “Fixed Account”). We guarantee money directed to the Fixed Account as to principal and interest. The variable funding options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You can also lose money in the variable funding options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a qualified contract, your pre-tax contribution accumulates on a tax-deferred basis and is taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a nonqualified contract, earnings on your after-tax contribution accumulates on a tax-deferred basis and is taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (annuity payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the variable funding options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options or income options and begin to receive payments, it cannot be changed.

Who should purchase this Contract? The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan (“Plan”) does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000, which amount may be paid in one or more installments of at least $100 within the first twelve months after the contract date. You may make additional payments of at least $100 at any time during the accumulation phase.

Is there a right to return period? If you cancel the Contract within twenty days after you receive it, you will receive a full refund of your contract value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the underlying funds). Where state law requires a longer right to return period, or the return of purchase payments, the Company will comply. You bear the investment risk on the purchase payment allocated to a variable funding option during the right to return period; therefore, the contract value we return may be greater or less than your purchase payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, we will refund your full purchase payment. During the remainder of the right to return period,

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we will refund your contract value (including charges we assessed). We will determine your contract value at the close of business on the day we receive a written request for a refund.

Can you give a general description of the variable funding options and how they operate? Through its subaccounts, the Separate Account uses your purchase payments to purchase units, at your direction, of one or more of the variable funding options. In turn, each variable funding option invests in an underlying mutual fund (“underlying fund”) that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these variable funding options.

You can transfer among the variable funding options as frequently as you wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other contract owners. You may transfer between the Fixed Account and the variable funding options twice a year (during the 30 days after the six-month contract date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date.

What expenses will be assessed under the Contract? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk (“M&E”) charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.25%. We also deduct an annual contract administrative charge of $30. Each underlying fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the purchase payments. The maximum percentage is 8%, decreasing to 0% in years nine and later.

If the Variable Liquidity Benefit is selected, there is a maximum surrender charge of 8% of the amounts withdrawn. Please refer to “The Annuity Period” for a description of this benefit.

How will my purchase payments and withdrawals be taxed? Generally, the payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your purchase payments and on any earnings when you make a withdrawal or begin receiving annuity payments. Under a nonqualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 591/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

How may I access my money? You can take withdrawals any time during the accumulation phase. Withdrawal charges, income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

What is the death benefit under the Contract? The death benefit applies upon the first death of the contract owner, joint owner, or annuitant. Assuming you are the annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) due proof of death and (2) written payment instructions. Please refer to the Death Benefit section in the prospectus for more details.

Where may I find out more about accumulation unit values? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about accumulation unit values.

Are there any additional features? This Contract has other features you may be interested in. These include:

    Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in variable funding options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market.
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    Potential investors should consider their financial ability to continue purchases through periods of low price levels.

    Systematic Withdrawal Option. Before the maturity date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.
    Automatic Rebalancing. You may elect to have the Company periodically reallocate the values in your Contract to match your original (or your latest) funding option allocation request.
    Beneficiary Contract Continuance (Not permitted for non-natural beneficiaries). If you die before the maturity date, and if the value of any beneficiary’s portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.
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FEE TABLE

The purpose of this Fee Table is to assist contract owners in understanding the various costs and expenses that you will bear, directly or indirectly, if you purchase this Contract. See “Charges and Deductions” in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. Each variable funding option purchases shares of the underlying fund at net asset value. The net asset value already reflects the deduction of each underlying fund’s Total Operating Expenses as shown in the table below; therefore, you are indirectly bearing the costs of underlying fund expenses.

We receive payments from some of the underlying funds or their affiliates for providing administrative or other services for a fund. These payments vary in amount and currently we receive payments at an annual rate of up to 0.50% of the average net amount invested in an underlying fund on behalf of Travelers’ Separate Accounts. These payments by the funds do not result in any charge to you in addition to the Total Annual Operating Expenses disclosed below for each fund.

The amounts shown in the table are based on historical fund expenses, as a percentage of each fund’s average daily net assets as of December 31, 2001 (unless otherwise indicated). This information was provided by the funds and we have not independently verified it. More detail concerning each fund’s fees and expenses is contained in the prospectus for each underlying fund.

Transaction Expenses

  Withdrawal Charge

  (as a percentage of the purchase payments withdrawn)

Years Since Purchase Payment Made	Withdrawal Charge
0-1	8%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
8	1%
9 or more	0%

  During the annuity period, if you have elected the Variable Liquidity Benefit, a surrender charge of up to 8% of the amount withdrawn will be assessed. See “Variable Liquidity Benefit.”

Annual Separate Account Charges:

(as a percentage of the average daily net assets of the Separate Account)

Mortality & Expense Risk Charge	1.25%
Administrative Expense Charge	0.15%
Total Separate Account Charges	1.40%

Other Annual Charges

Annual Contract Administrative Charge	$30

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Variable Funding Option Expenses:

(as a percentage of average daily net assets of the funding option as of December 31, 2001, unless otherwise noted)

Funding Options:	Management Fee (after expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (after expense reimbursement)	Total Annual Operating Expenses (after expense reimbursement)

Greenwich Street Series Fund
Appreciation Portfolio	0.75%	—	0.02%	0.77	%(1)
Fundamental Value Portfolio	0.75%	—	0.02%	0.77	%(1)
Smith Barney Allocation Series Inc.
Select Balanced Portfolio	0.35%	—	0.69%	1.04	%(2)
Select Growth Portfolio	0.35%	—	0.79%	1.14	%(2)
Select High Growth Portfolio	0.35%	—	0.86%	1.21	%(2)
Smith Barney Investment Series
Smith Barney Government Portfolio	0.60%	—	0.20%	0.80	%(6)
Smith Barney Growth and Income Portfolio	0.75%	—	0.20%	0.95	%(3)
Smith Barney Large Cap Core Portfolio	0.75%	—	0.18%	0.93	%(6)
Smith Barney Premier Selections All Cap Growth Portfolio	0.75%	—	0.20%	0.95	%(4)
The Travelers Series Trust
MFS Mid Cap Growth Portfolio	0.80%	—	0.12%	0.92%
MFS Research Portfolio	0.80%	—	0.12%	0.92%
Social Awareness Stock Portfolio	0.61%	—	0.13%	0.74%
Travelers Series Fund Inc.
MFS Total Return Portfolio	0.80%	—	0.03%	0.83	%(6)
Smith Barney Aggressive Growth Portfolio	0.80%	—	0.04%	0.84	%(6)
Smith Barney High Income Portfolio	0.60%	—	0.07%	0.67	%(6)
Smith Barney International All Cap Growth Portfolio	0.90%	—	0.10%	1.00	%(6)
Smith Barney Large Cap Value Portfolio	0.65%	—	0.02%	0.67	%(6)
Smith Barney Large Capitalization Growth Portfolio	0.75%	—	0.03%	0.78	%(6)
Smith Barney Mid Cap Core Portfolio	0.75%	—	0.20%	0.95	%(5)
Smith Barney Money Market Portfolio	0.50%	—	0.03%	0.53	%(6)
Van Kampen Life Investment Trust
Comstock Portfolio Class II Shares*	0.60%	0.25%	0.19%	1.04	%(1)
Emerging Growth Portfolio Class II Shares*	0.70%	0.25%	0.06%	1.01%
Growth and Income Portfolio Class II Shares*	0.60%	0.25%	0.15%	1.00	%(1)
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	0.75%	—	0.15%	0.90	%(7)

______________

*	The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

Notes

     (1)   Expenses are as of December 31, 2001 (the Fund’s fiscal year end). There were no fees waived or expenses reimbursed for these funds in 2001.

     (2)   Each Portfolio of the Smith Barney Concert Allocation Series Inc. (a “fund of funds”) invests in the shares of other mutual funds (“underlying funds”). The Management Fee for each Portfolio is 0.35%. While the Portfolios have no direct expenses, the “Other Expenses” figure represents a weighted average of the total expense ratios of the underlying funds as of 1/31/01 (the fiscal year end of the Portfolios).

     (3)   The Manager reimbursed expenses of $61,498 for the year ended October 31, 2001. If such fees were not waived and expenses reimbursed, the actual expense ratio would have been 1.18%.

     (4)   The Manager reimbursed expenses of $45,159 for the year ended October 31, 2001. If such fees were not waived and expenses reimbursed, the actual expense ratio would have been 1.08%.

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     (5)   The manager has agreed to waive all or a portion of its management fees for the year ended October 31, 2001   (the Fund’s fiscal year end). If such fees were not waived the actual expense ratio would have been 0.96%.

     (6)   Expenses are as of October 31, 2001 (the Fund’s fiscal year end). There were no fees waived or expenses reimbursed for these funds in 2001.

     (7)   The Manager has waived all or a portion of its total expenses for the year ended December 31, 2001. If such fees were not waived or expenses not reimbursed, the actual expenses ratio would have been 2.21%.

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Examples

These examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. We base examples on the annual expenses of the underlying funds for the year ended December 31, 2001, and assume that any fee waivers and expense reimbursements will continue. We cannot guarantee that these fee waivers and expense reimbursements will continue. The examples also assume that the $30 annual administrative charge is equivalent to 0.15% of the Separate Account contract value.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the charges reflected in the expense table above:

	If Contract Is Surrendered At The End Of Period Shown:				If Contract Is Not Surrendered Or Annuitized At End Of Period Shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

Greenwich Street Series Fund
Appreciation Portfolio	103	130	160	258	23	70	120	258
Fundamental Value Portfolio	103	130	160	258	23	70	120	258
Smith Barney Allocation Series Inc.
Select Balanced Portfolio	105	138	174	285	25	78	134	285
Select Growth Portfolio	106	141	179	295	26	81	139	295
Select High Growth Portfolio	107	143	182	301	27	83	142	301
Smith Barney Investment Series
Smith Barney Government Portfolio	103	131	162	261	23	71	122	261
Smith Barney Growth and Income Portfolio	105	136	169	276	25	76	129	276
Smith Barney Large Cap Core Portfolio	104	135	168	274	24	75	128	274
Smith Barney Premier Selections All Cap Growth Portfolio	105	136	169	276	25	76	129	276
The Travelers Series Trust
MFS Mid Cap Growth Portfolio	104	135	168	273	24	75	128	273
MFS Research Portfolio	104	135	168	273	24	75	128	273
Social Awareness Stock Portfolio	102	129	159	255	22	69	119	255
Travelers Series Fund Inc.
MFS Total Return Portfolio	103	132	163	264	23	72	123	264
Smith Barney Aggressive Growth Portfolio	103	132	164	265	23	72	124	265
Smith Barney High Income Portfolio	102	127	155	247	22	67	115	247
Smith Barney International All Cap Growth Portfolio	105	137	172	281	25	77	132	281
Smith Barney Large Cap Value Portfolio	102	127	155	247	22	67	115	247
Smith Barney Large Capitalization Growth Portfolio	103	130	161	259	23	70	121	259
Smith Barney Mid Cap Core Portfolio	105	136	169	276	25	76	129	276
Smith Barney Money Market Portfolio	100	123	148	233	20	63	108	233
Van Kampen Life Investment Trust
Comstock Portfolio Class II Shares	105	138	174	285	25	78	134	285
Emerging Growth Portfolio Class II Shares	105	137	172	282	25	77	132	282
Growth and Income Portfolio Class II Shares	105	137	172	281	25	77	132	281
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	104	134	167	271	24	74	127	271

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CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

THE ANNUITY CONTRACT

Travelers PrimElite Annuity is a contract between the contract owner (“you”) and the Company. This is the prospectus - it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract’s essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

You make purchase payments to us and we credit them to your Contract. We promise to pay you an income, in the form of annuity or income payments, beginning on a future date that you choose, the maturity date. The purchase payments accumulate tax deferred in the funding options of your choice. We offer multiple variable funding options, and one Fixed Account option. The contract owner assumes the risk of gain or loss according to the performance of the variable funding options. The contract value is the amount of purchase payments, plus or minus any investment experience on the amounts you allocate to the Separate Account (“Separate Account contract value”) or interest on the amounts you allocate to the Fixed Account (“Fixed Account contract value”). The contract value also reflects all withdrawals made and charges deducted. There i s generally no guarantee that at the maturity date the contract value will equal or exceed the total purchase payments made under the Contract. The date the Contract and its benefits become effective is referred to as the contract date. Each 12-month period following the contract date is called a contract year.

Certain changes and elections must be made in writing to the Company. Where the term “written request” is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

Contract Owner Inquiries

Any questions you have about your Contract should be directed to our Home Office at (888) 556-5412.

Purchase Payments

Your initial purchase payment is due and payable before the Contract becomes effective. The initial purchase payment must be at least $5,000, which amount may be paid in one or more installments of at least $100 within the first twelve months after the contract date.. You may make additional payments of at least $100 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum purchase payment requirement. Purchase payments over $1,000,000 may be made only with our prior consent.

We will apply the initial purchase payment less any applicable premium tax (net purchase payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent purchase payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

Accumulation Units

The period between the contract date and the maturity date is the accumulation period. During the accumulation period, an accumulation unit is used to calculate the value of a Contract. An accumulation unit works like a share of a mutual fund. Each funding option has a corresponding accumulation unit value. The accumulation units are valued each business day and their values may increase or decrease from day to day. The number of accumulation units we will credit to your Contract once we receive a purchase payment is determined by dividing the amount directed to each funding option by the value of its accumulation unit. We

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calculate the value of an accumulation unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the maturity date), you are credited with annuity units.

The Variable Funding Options

You choose the variable funding options to which you allocate your purchase payments. These variable funding options are subaccounts of the Separate Account. The subaccounts invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These underlying funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the underlying fund, and contract owners should not compare the two.

You will find detailed information about the funds and their inherent risks in the current fund prospectuses for the underlying funds that must accompany this prospectus. Since each option has varying degrees of risk, please read the prospectuses carefully before investing. There is no assurance that any of the underlying funds will meet its investment objectives. Contact your Primerica Financial Services representative or call (888)
556-5412 to request additional copies of the prospectuses.

If any of the underlying funds become unavailable for allocating purchase payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

The current variable funding options are listed below, along with their investment advisers and any subadviser:

Funding Option	Investment Objective	Investment Adviser/Subadviser
Greenwich Street Series Fund
Appreciation Portfolio	Seeks long term appreciation of capital.	Smith Barney Fund Management LLC (“SBFM”)
Fundamental Value Portfolio	Seeks long term capital growth with current income as a secondary objective.	SBFM
Smith Barney Allocation Series, Inc.
Select Balanced Portfolio	Seeks a balance of growth of capital and income.	Travelers Investment Advisers (“TIA”)
Select Growth Portfolio	Seeks long term growth of capital.	TIA
Select High Growth Portfolio	Seeks capital appreciation.	TIA
Smith Barney Investment Series
Smith Barney Government Portfolio	Seeks high current return consistent with the preservation of capital.	SBFM
Smith Barney Growth and Income Portfolio	Seeks reasonable growth and income.	SBFM
Smith Barney Large Cap Core Portfolio	Seeks capital appreciation.	SBFM
Smith Barney Premier Selections All Cap Growth Portfolio	Seeks long-term growth of capital.	SBFM

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Funding Option	Investment Objective	Investment Adviser/Subadviser
Travelers Series Fund Inc.
MFS Total Return Portfolio	(a balanced portfolio) Seeks to obtain above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.	TIA Subadviser: Massachusetts Financial Services Company (“MFS”)
Smith Barney Aggressive Growth Portfolio	Seeks long-term capital appreciation.	SBFM
Smith Barney High Income Portfolio	Seeks high current income. Capital appreciation is a secondary objective.	SBFM
Smith Barney International All Cap Growth Portfolio	Seeks total return on assets from growth of capital and income.	SBFM
Smith Barney Large Capitalization Growth Portfolio	Seeks long-term growth of capital.	SBFM
Smith Barney Large Cap Value Portfolio	Seeks current income and long-term growth of income and capital.	SBFM
Smith Barney Mid Cap Core Portfolio	Seeks long-term growth of capital.	SBFM
Smith Barney Money Market Portfolio	Seeks maximum current income and preservation of capital. The Fund seeks to maintain a stable $1 share price.	SBFM
The Travelers Series Trust
MFS Mid Cap Growth Portfolio	Seeks to obtain long-term growth of capital by investing, under normal market conditions, at least 80% of its assets in equity securities of companies with medium market capitalization which the investment adviser believes have above-average growth potential.	Travelers Asset Management International Company LLC (“TAMIC”) Subadviser: MFS
MFS Research Portfolio	Seeks to provide long-term growth of capital and future income.	TAMIC Subadviser: MFS
Social Awareness Stock Portfolio	Seeks to obtain long-term capital appreciation and retention of net investment income.	SBFM
Van Kampen Life Investment Trust
Comstock Portfolio Class II Shares	Seeks capital growth and income through investments in equity securities, including common stocks and securities convertible into common and preferred stocks.	Van Kampen Asset Management, Inc. (“VKAM”)
Emerging Growth Portfolio Class II Shares	Seeks capital appreciation by investing primarily in common stocks of companies considered to be emerging growth companies.	VKAM
Growth and Income Portfolio Class II Shares	Seeks long-term growth of capital and income.	VKAM
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	Seeks long-term capital growth by investing in equity securities of U.S. companies with market capitalizations below the top 1,000 stocks of the equity market. Under normal circumstances, at least 65% of the fund’s total assets will be invested in such companies. Dividend income, if any, is incidental to this investment objective.	Citi Fund Management, Inc.

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FIXED ACCOUNT

We offer our Fixed Account as a funding option. Please see Appendix C for more information.

CHARGES AND DEDUCTIONS

General

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

    the ability for you to make withdrawals and surrenders under the Contracts;
    the death benefit paid on the death of the contract owner, annuitant, or first of the joint owners;
    the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs);
    administration of the annuity options available under the Contracts; and
    the distribution of various reports to contract owners.

Costs and expenses we incur include:

    losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;
    sales and marketing expenses including commission payments to your sales agent; and
    other costs of doing business.

Risks we assume include:

    that annuitants may live longer than estimated when the annuity factors under the Contracts were established;
    that the amount of the death benefit will be greater than the contract value; and
    that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which purchase payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

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Withdrawal Charge

We do not deduct a sales charge from purchase payments when they are made to the Contract. However, a withdrawal charge will apply if purchase payments are withdrawn before they have been in the Contract for eight years. We will assess the charge as a percentage of the purchase payment withdrawn as follows:

Years Since Purchase Payment Made	Withdrawal Charge
0-1	8%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
8	1%
9 or more	0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

(a)	any purchase payment to which no withdrawal charge applies then;

(b)	any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then;

(c)	any remaining purchase payment to which a withdrawal charge applies (on a first-in, first-out basis), then;

(d)	any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if purchase payments are distributed:

    due to the death of the contract owner or the annuitant (with no contingent annuitant surviving);
    if an annuity payout (based on life expectancy) has begun
    due to a minimum distribution under our minimum distribution rules then in effect; or
    if the annuitant is confined to an eligible Nursing Home as described in Appendix D.

Note: Any free withdrawals taken will not reduce purchase payments still subject to a withdrawal charge,

Free Withdrawal Allowance

The free withdrawal allowance does not apply to any withdrawals transferred directly to other financial institutions.

You may withdraw up to 15% of the contract value annually, without a withdrawal charge. (If you have purchase payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of purchase payments no longer subject to a withdrawal charge. Note: Any free withdrawal taken will reduce purchase payments no longer subject to a withdrawal charge.) For the first contract year, the available amount is 15% of the initial purchase payment. If the initial purchase payment is the result of multiple transfers and/or exchanges, we will apply the 15% to the aggregate purchase payments received from outside carriers provided that:

1)	the transfer paperwork attributable to each such payment is submitted to our office with the original application, and

2)	such payments are received by our office within 120 days after the application is received.

Beginning in the second contract year, the available free withdrawal amount is 15% of the contract value at the end of the previous contract year.

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Administrative Charges

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

(1)	from the distribution of death proceeds;

(2)	after an annuity payout has begun; or

(3)	if the contract value on the date of assessment equals or is greater than $100,000.

We deduct the administrative expense charge (sometimes called “sub-account administrative charge”) on each business day from amounts allocated to the variable funding options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the variable funding options, and is reflected in our accumulation and annuity unit value calculations.

Mortality and Expense Risk Charge

Each business day, we deduct a mortality and expense risk (“M&E”) charge from amounts we hold in the variable funding options. We reflect the deduction in our calculation of accumulation and annuity unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. This charge is equals 1.25% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

Variable Liquidity Benefit Charge

If the Variable Liquidity Benefit is selected, there is a maximum surrender charge of 8% of the amounts withdrawn. Please refer to “The Annuity Period” for a description of this benefit.

Variable Funding Option Expenses

We summarized the charges and expenses of the underlying funds in the fee table. Please review the prospectus for each underlying fund for a more complete description of that fund and its expenses.

Premium Tax

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your contract value either upon death, surrender, annuitization, or at the time you make purchase payments to the Contract, but no earlier than when we have a tax liability under state law.

Changes in Taxes Based upon Premium or Value

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

TRANSFERS

Up to 30 days before the maturity date, you may transfer all or part of the contract value between variable funding options. Please note that the contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Therefore, all transfers are subject to the following restrictions:

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1.	Excessive Transfers. We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage contract owners. In making this determination, we will consider, among other things, the following factors:

    the total dollar amount being transferred;
    the number of transfers you made within the previous three months;
    whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and
    whether your transfers are part of a group of transfers made by a third party on behalf of the individual contract owners in the group.
2.	Market Timers. We reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple contract owners. We may, among other things:

    reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

Future Modifications. We will continue to monitor the transfer activity occurring among the variable funding options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all contract owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

If, in our sole discretion, we determine you are engaging in activity as described above or similar activity which will potentially hurt the rights or interests of contract owners, we will exercise our contractual right to restrict your number of transfers to one every six months. None of these restrictions are applicable to transfers made under a Dollar Cost Averaging Program or a rebalancing program.

We will make transfers at the value(s) next determined after we receive your request in good order at our Home Office. After the maturity date, you may make transfers only if allowed by your Contract or with our consent. These restrictions are subject to any state law requirements.

Dollar Cost Averaging

Dollar cost averaging or the pre-authorized transfer program (the “DCA Program”) allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more accumulation units in a funding option if the value per unit is low and will purchase fewer accumulation units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through written request or other method acceptable to us. You must have a minimum total contract value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $100.

You may establish pre-authorized transfers of contract values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to contract owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the contract owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Program, the interest rate can

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accrue up to 6 months on the remaining amounts in the Special DCA Program and we must transfer all purchase payments and accrued interest on a level basis to the selected funding options in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all purchase payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program purchase payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program purchase payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days’ notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your contract value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent purchase payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

ACCESS TO YOUR MONEY

Any time before the maturity date, you may redeem all or any portion of the cash surrender value, that is, the contract value less any withdrawal charge, outstanding loans, and any premium tax not previously deducted. Unless you submit a written request specifying the fixed or variable funding option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the cash surrender value as of the close of business after we receive your surrender request at our Home Office. The cash surrender value may be more or less than the purchase payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the variable funding options, we may defer payment of any cash surrender value for a period of up to five business days after the written request is received. For amounts allocated to the fixed account, we may defer payment of any cash surrender value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

Systematic Withdrawals

Before the maturity date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a contract value of at least $15,000 and you must make the election on the form we provide. We will surrender accumulation units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days’ notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days’ written notice to contract owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the contract owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

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Loans

Loans may be available under your Contract. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement.

OWNERSHIP PROVISIONS

Types of Ownership

Contract Owner

Contract Owner (you). The Contract belongs to the contract owner named in the Contract (on the Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for nonqualified Contracts. You have sole power during the annuitant’s lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the contract owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional purchase payments.

Joint Owner. For nonqualified Contracts only, you may name joint owners (e.g., spouses) in a written request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

Beneficiary

You name the beneficiary in a written request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the annuitant or the contract owner. If more than one beneficiary survives the annuitant or contract owner, they will share equally in benefits unless you recorded different shares with the Company by written request before the death of the annuitant or contract owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the variable funding options or the Fixed Account, as most recently elected by the contract owner, until the death report date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by written request during the lifetime of the annuitant and while the Contract continues.

Annuitant

The annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the maturity date and the amount of the monthly annuity payments depend. You may not change the annuitant after your Contract is in effect.

Contingent Annuitant

You may name one individual as a contingent annuitant. A contingent annuitant may not be changed, deleted or added to the Contract after the contract date. If the annuitant who is not the owner dies prior to the maturity date, and the contingent annuitant is still living;

    the death benefit will not be payable upon the annuitant’s death the contingent annuitant becomes the annuitant; and
    all other rights and benefits will continue in effect
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When a contingent annuitant becomes the annuitant, the maturity date remains the same as previously in effect.

If the annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a contingent annuitant.

DEATH BENEFIT

Before the maturity date, generally, a death benefit is payable when either the annuitant or a contract owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) due proof of death and (2) written payment instructions or election of beneficiary contract continuance (“death report date”).

We must be notified of the annuitant’s death no later than six months from the date of death in order to pay the death proceeds as described under “Death Proceeds Before the Maturity Date.” If we are notified more than six months after the death, we will pay death proceeds equal to the contract value on the death report date, less any applicable premium tax.

We will pay the beneficiary an amount as described below, which amount will be reduced by any applicable premium tax, withdrawals or outstanding loans not previously deducted.

NOTE: If the owner dies before the annuitant, the death benefit is recalculated, replacing all references to “annuitant” with “owner.”

Death Proceeds before the Maturity Date

Age on Contract Date	Death Benefit
If the annuitant was younger than age 76 on the contract date, the death benefit will be the greatest of:		• •	the contract value; the total purchase payments made under the Contract (less any withdrawals); or
		•	the step-up value, if any, as described below.
If the annuitant was age 76 or over on the contract date, the death benefit will be:		•	the contract value.

IF THE ANNUITANT IS YOUNGER THAN AGE 76 ON CONTRACT DATE

Step-Up Value

Where the annuitant was younger than age 67 on the contract date. A step-up value will be established on the eighth contract date anniversary which occurs on or prior to the death report date. The step-up value will initially equal the contract value on that anniversary. When you make an additional purchase payment, we will increase the step-up value by the amount of that purchase payment. When a withdrawal is taken, we will reduce the step-up value by a partial surrender reduction as described below. On each contract anniversary before the annuitant’s 76th birthday and before the annuitant’s death, if the contract value is greater than the step-up value, we will reset the step-up value to equal that greater amount. We will not reduce the step-up value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes made to the step-up value on or after the annuitant’s 76th birthday will be those related to additional purchase payments or withdrawals.

Where the annuitant was age 67 through 75 on the contract date. A step-up value will be established on the eighth contract date anniversary which occurs on or prior to the death report date. The step-up value will equal the contract value on that anniversary. When you make an additional purchase payment, we will increase the step-up value by the amount of that purchase payment. When a withdrawal is taken, we will reduce the step-up value by a partial surrender reduction as described below. The only changes made to the step-up value on or after the eighth contract date anniversary will be those related to additional purchase payments or withdrawals.

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Partial Surrender Reduction. If you make a withdrawal, we will reduce the step-up value by a partial surrender reduction which equals (1) the step-up value prior to the withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the contract value before the withdrawal.

For example, assume your current contract value is $55,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

  50,000 x (10,000/55,000) = 9,090

Your new step-up value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current contract value is $30,000. If your current step-up value is $50,000, and you decide to make a partial withdrawal of $10,000, the step-up value would be reduced as follows:

  50,000 x (10,000/30,000) = 16,666

Your new step-up value would be 50,000-16,666, or $33,334.

IF THE ANNUITANT IS AGE 76 OR OLDER ON THE CONTRACT DATE

We will pay to the beneficiary a death benefit in an amount equal to the contract value as of the death report date, reduced by any applicable premium tax or outstanding loans.

Payment of Proceeds

We describe the process of paying death benefit proceeds before the maturity date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

Nonqualified Contracts

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*
Owner (who is not the annuitant) (with no joint owner)	The beneficiary (ies), or if none, to the contract owner’s estate.	Unless, the beneficiary elects to continue the contract rather than receive the distribution.	Yes

Owner (who is the annuitant) (with no joint owner)	The beneficiary (ies), or if none, to the contract owner’s estate.	Unless, the beneficiary elects to continue the contract rather than receive the distribution.	Yes

Joint Owner (who is not the annuitant)	The surviving joint owner.	Unless the surviving joint owner elects to continue the contract rather than receive the distribution..	Yes

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Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*
Joint Owner (who is the annuitant)	The beneficiary (ies), or if none, to the surviving joint owner.	Unless the beneficiary/surviving joint owner elects to continue the contract rather than receive the distribution.	Yes

Annuitant (who is not the contract owner)	The beneficiary (ies), or if none, to the contract owner.	Unless, where there is no contingent annuitant, the beneficiary elects to continue the contract rather than receive the distribution.

		Or, unless there is a contingent annuitant. Then, the contingent annuitant becomes the annuitant and the contract continues in effect (generally using the original maturity date). The proceeds will then be paid upon the death of the contingent annuitant or owner.	Yes

Annuitant (who is the contract owner)	See death of “owner who is the annuitant” above.		Yes

Annuitant (where owner is a nonnatural person/trust)	The beneficiary (ies) (e.g. the trust) or if none, to the owner.		Yes (Death of annuitant is treated as death of the owner in these circumstances.)

Contingent Annuitant (assuming annuitant is still alive)	No death proceeds are payable; contract continues.		N/A

Beneficiary	No death proceeds are payable; contract continues.		N/A

Contingent Beneficiary	No death proceeds are payable; contract continues.		N/A

______________

*	Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary’s life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. If mandatory distributions have begun, the 5 year payout option is not available.

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Qualified Contracts

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply* (See* Above)
Owner/Annuitant	The beneficiary (ies), or if none, to the contract owner’s estate.	Unless the beneficiary elects to continue the contract rather than receive a distribution.	Yes

Beneficiary	No death proceeds are payable; contract continues.		N/A

Contingent Beneficiary	No death proceeds are payable; contract continues.		N/A

Beneficiary Contract Continuance (Not permitted for non-natural beneficiaries)

If you die before the maturity date, and if the value of any beneficiary’s portion of the death benefit is between $20,000 and $1,000,000 as of the death report date, (more than $1,000,000 is subject to home office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the death report date. The initial contract value of the continued contract (the “adjusted contract value”) will equal the greater of the contract value or the death benefit calculated on the death report date and will be allocated to the funding options in the same proportion as prior to the death report date.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

    transfer ownership
    take a loan
    make additional purchase payments

The beneficiary may also name his/her own beneficiary (“succeeding beneficiary”) and has the right to take withdrawals at any time after the death report date without a withdrawal charge. All other fees and charges applicable to the original contract will also apply to the continued contract. All benefits and features of the continued contract will be based on the beneficiary’s age on the death report date as if the beneficiary had purchased the Contract with the adjusted contract value on the death report date.

Planned Death Benefit

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

    through an annuity for life or a period that does not exceed the beneficiary’s life expectancy; or
    under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive due proof of death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make annuity payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

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Death Proceeds after the Maturity Date

If any contract owner or the annuitant dies on or after the maturity date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

THE ANNUITY PERIOD

Maturity Date

Under the Contract, you can receive regular payments (annuity payments). You can choose the month and the year in which those payments begin (maturity date). You can also choose among payout options (annuity or income options) or elect a lump sum distribution. While the annuitant is alive, you can change your selection any time up to the maturity date. Annuity or income payments will begin on the maturity date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the annuitant and another person, and thereafter during the lifetime of the survivor. Income payments are for a fixed period or amount. We may require proof that the annuitant is alive before we make annuity payments. Not all options may be available in all states.

You may choose to annuitize at any time after you purchase your Contract. Unless you elect otherwise, the maturity date will be the annuitant’s 90th birthday or ten years after the effective date of the Contract, if later. (For Contracts issued in Florida and New York, the maturity date you elect may not be later than the annuitant’s 90th birthday.)

At least 30 days before the original maturity date, you may elect to extend the maturity date to any time prior to the annuitant’s 90th birthday or to a later date with our consent. You may use certain annuity options taken at the maturity date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the contract owner, or with certain qualified Contracts upon either the later of the contract owner’s attainment of age 70 1/2 or year of retirement; or the death of the contract owner. You should seek independent tax advice regarding the election of minimum required distributions.

Allocation of Annuity

You may elect to receive your annuity payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time annuity payments begin, you have not made an election, we will apply your cash surrender value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the maturity date, you may transfer the contract value among the funding options in order to change the basis on which we will determine annuity payments. (See “Transfers.”)

Variable Annuity

You may choose an annuity payout that fluctuates depending on the investment experience of the variable funding options. We determine the number of annuity units credited to the Contract by dividing the first monthly annuity payment attributable to each variable funding option by the corresponding accumulation unit value as of 14 days before the date annuity payments begin. We use an annuity unit to measure the dollar value of an annuity payment. The number of annuity units (but not their value) remains fixed during the annuity period.

Determination of First Annuity Payment. Your Contract contains the tables we use to determine your first monthly annuity payment. If you elect a variable annuity, the amount we apply to it will be the cash surrender value as of 14 days before the date annuity payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the annuitant’s adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly annuity payment by multiplying the benefit per $1,000 of value shown in the Contract tables (or, if

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they would produce a larger payment, the tables then in effect on the maturity date) by the number of thousands of dollars of cash surrender value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, your net investment rate corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your variable funding options is less than 3%, then the dollar amount of your variable annuity payments will decrease. However, if the annualized investment performance, after expenses, of your variable funding options is greater than 3%, then the dollar amount of your variable annuity payments will increase.

Determination of Second and Subsequent Annuity Payments. The dollar amount of all subsequent annuity payments changes from month to month based on the investment experience of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of annuity units we credited to each funding option by the corresponding annuity unit value as of the date 14 days before the date the payment is due.

Fixed Annuity

You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under “Variable Annuity,” except that the amount we apply to begin the annuity will be your cash surrender value as of the date annuity payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the maturity date.

PAYMENT OPTIONS

Election of Options

While the annuitant is alive, you can change your annuity or income option selection any time up to the maturity date. Once annuity or income payments have begun, no further elections are allowed.

During the annuitant’s lifetime, if you do not elect otherwise before the maturity date, we will pay you (or another designated payee) the first of a series of monthly annuity or income payments based on the life of the annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain qualified contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity or income option will be $1,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the contract value in a lump-sum.

On the maturity date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the annuitant must be made by the contract owner.

Annuity Options

Subject to the conditions described in “Election of Options” above, we may pay all or any part of the cash surrender value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options. Options 1 through 4 are available for both fixed and/or variable annuities. Option 5 is only available for fixed annuities.

Option 1 — Life Annuity — No Refund. The Company will make annuity payments during the lifetime of the annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 — Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly annuity payments during the lifetime of the annuitant, with the agreement that if, at the death of that person,

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payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 — Joint and Last Survivor Life Annuity — No Refund. The Company will make regular annuity payments during the lifetime of the annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 — Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee. The Company will make annuity payments during the lifetimes of the annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make annuity payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 — Other Annuity Options. The Company will make any other arrangements for annuity payments as may be mutually agreed upon.

Income Options

Instead of one of the annuity options described above, and subject to the conditions described under “Election of Options,” all or part of the Contract’s cash surrender value (or, if required by state law, contract value) may be paid under one or more of the following income options, provided that they are consistent with federal tax law qualification requirements. Payments under the income options may be elected on a monthly, quarterly, semiannual or annual basis:

Option 1 — Payments of a Fixed Amount. We will make equal payments of the amount elected until the cash surrender value applied under this option has been exhausted. We will pay the first payment and all later payments from each funding option or the Fixed Account in proportion to the cash surrender value attributable to each funding option and/or Fixed Account. The final payment will include any amount insufficient to make another full payment.

Option 2 — Payments for a Fixed Period. We will make payments for the period selected. The amount of each payment will be equal to the remaining cash surrender value applied under this option divided by the number of remaining payments.

Option 3 — Other Income Options. We will make any other arrangements for income options as may be mutually agreed upon.

Variable Liquidity Benefit

This benefit is only offered with Variable Annuity Options (as described in the Settlement Provisions of the Contract) for Fixed Period Option only payments, without Life Contingency.

At any time after annuitization and before death, the contract owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a surrender charge not to exceed the maximum surrender charge rate shown on the specifications page of the contract multiplied by (A). The interest rate used to calculate the present value is the Assumed (Daily) Net Investment Factor used to calculate the annuity payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

MISCELLANEOUS CONTRACT PROVISIONS

Right to Return

You may return the Contract for a full refund of the contract value plus any contract charges and premium taxes you paid (but not any fees and charges the underlying fund assessed) within twenty days after you receive it (the

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“right to return period”). You bear the investment risk of investing in the variable funding options during the right to return period; therefore, the contract value we return may be greater or less than your purchase payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, we will refund your purchase payment in full; during the remainder of the right to return period, we will refund the contract value (including charges).

We will determine the contract value following the close of the business day on which we receive your Contract and a written request for a refund. Where state law requires a longer period, or the return of purchase payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

Termination

You do not need to make any purchase payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your contract value as of that date is less than $1,000 and you have not made purchase payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the cash surrender value less any applicable taxes.

Required Reports

As often as required by law, but at least once in each contract year before the due date of the first annuity payment, we will furnish a report showing the number of accumulation units credited to the Contract and the corresponding accumulation unit value(s) as of the report date for each funding option to which the contract owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

Suspension of Payments

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange (“the Exchange”) is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate Account’s net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

THE SEPARATE ACCOUNTS

The Travelers Insurance Company and the Travelers Life and Annuity Company each sponsor separate accounts: Separate Account PF and Separate Account PF II, respectively. Both Separate Account PF and Separate Account PF II were established on July 30, 1997 and are registered with the SEC as unit investment trusts (separate account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the variable funding options.

We hold the assets of Separate Account PF and Separate Account PF II for the exclusive and separate benefit of the owners of each separate account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

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Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called “mixed” and “shared” funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the variable funding options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each variable funding option’s Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owne rs would no longer have the economies of scale resulting from a larger combined fund.

Performance Information

From time to time, we may advertise several types of historical performance for the Contract’s variable funding options. We may advertise the “standardized average annual total returns” of the variable funding option, calculated in a manner prescribed by the SEC, and the “nonstandardized total return,” as described below. Specific examples of the performance information appear in the SAI.

Standardized Method. We compute quotations of average annual total returns according to a formula in which a hypothetical initial investment of $1,000 is applied to the variable funding option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). We convert the deduction for the annual contract administrative charge to a percentage of assets based on the actual fee collected, divided by the average net assets for Contracts sold. Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charge deducted at that time.

Nonstandardized Method. We calculate nonstandardized “total returns” in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown. These returns also do not reflect the withdrawal charge because we designed the Contract for long-term investment.

For underlying funds that were in existence before they became available as a funding option, the nonstandardized average annual total return quotations reflects the investment performance that such funding options would have achieved (reduced by the applicable charges) had the underlying fund been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

General. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. (“NASD”), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor’s (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International’s EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the variable funding options.

FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

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Non-Resident Aliens

Distributions to non-resident aliens (“NRAs”) are subject to special tax and withholding rules under the Code. In addition, annuity payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

General Taxation of Annuities

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of Contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.

Tax-Free Exchanges: The Internal Revenue Code provides that, generally, no gain or loss is recognized when an annuity Contract is received in exchange for a life, endowment, or annuity Contract. Since different annuity Contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

Types of Contracts: Qualified or Nonqualified

If you purchase an annuity Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a qualified Contract. Some examples of qualified Contracts are: IRAs, 403(b) annuities established by public school systems or certain tax-exempt organizations, corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. An exception to this is a qualified plan called a Roth IRA. Under Roth IRAs, after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. If you purchase the Contract on an individual basis with after-tax dollars and not under one of the pro grams described above, your Contract is referred to as nonqualified.

Nonqualified Annuity Contracts

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on purchase payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs — either as a withdrawal (distribution made prior to the maturity date), or as annuity payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings. Similarly, when you receive an annuity payment, part of each payment is considered a return of your purchase payments and will not be taxed. The remaining portion of the annuity payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to purchase payments made after February 28, 1986 are includible in income annually. Furthermore, for Contracts issued after April 22, 1987, if you transfer the Contract without adequate consideration all deferred increases in value will be includible in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your purchase payments. These withdrawn earnings are includible in your income. (See “Penalty Tax for Premature Distributions” below.) There is income in the Contract to the extent the contract value exceeds your investment in the Contract. The investment in the Contract equals the total purchase payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have consequences in the year taken.

Federal tax law requires that nonqualified annuity Contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the Contract will not be treated as an annuity Contract for Federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among

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other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

Puerto Rico Tax Considerations

The Puerto Rico Internal Revenue Code of 1994 (the “1994 Code”) taxes distributions from nonqualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. Similarly, the amount of income on annuity distributions (payable over your lifetime) is calculated differently. Since Puerto Rico residents are also subject to U.S. tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or a proposed distribution.

Qualified Annuity Contracts

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of all distributions, including lump-sum withdrawals and annuity payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or Contract. The Contract is available as a vehicle for IRA rollovers and for other qualified Contracts. There are special rules which govern the taxation of qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

Note to participants in qualified plans including 401, 403(b), 457 as well as IRA owners: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state’s income tax laws. Please consult your employer or tax advisor regarding this issue.

Penalty Tax for Premature Distributions

For both qualified and nonqualified contracts, taxable distributions taken before the contract owner has reached the age of 591/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain qualified plans. This is in addition to any penalites which may apply under your Contract.

Diversification Requirements for Variable Annuities

The Code requires that any nonqualified variable annuity Contracts based on a separate account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract owner of tax deferred treatment. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

Ownership of the Investments

In certain circumstances, owners of variable annuity Contracts have been considered to be the owners of the assets of the underlying separate account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the contract owner investment control over separate account assets, we reserve the right to modify the Contract as necessary to prevent a contract owner from being treated as the owner of the separate account assets supporting the Contract.

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Mandatory Distributions For Qualified Plans

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 701/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 701/2 or the year of retirement.

Minimum Distributions For Beneficiaries When a death benefit becomes due upon the death of the owner and/or annuitant, minimum distributions may be taken over the life expectancy of the beneficiary not less than annually within one year from the date of death or the funds remaining in the Contract must be completely withdrawn within five years from the date of death.

Taxation of Death Benefit Proceeds

Amounts may be distributed from a Contract because of the death of an owner or annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

OTHER INFORMATION

The Insurance Companies

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One Tower Square, Hartford, Connecticut 06183.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in a majority of the states of the United States, the District of Columbia and Puerto Rico, and intends to seek licensure in the remaining states, except New York. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One Tower Square, Hartford, Connecticut 06183.

Financial Statements

The financial statements for the Company and its separate account are located in the Statement of Additional Information.

Distribution of Variable Annuity Contracts

We intend to sell the Contracts in all jurisdictions where we are licensed to do business and where the Contract is approved. Any registered representative of affiliated or independent broker-dealers who sell the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter of the Contracts is our affiliate, Travelers Distribution LLC, One Tower Square, Hartford, CT.

Up-front compensation paid to sales representatives will not exceed 8% of the purchase payments made under the Contracts. If asset based compensation is paid, it will not exceed 2% of the average account value annually. From time to time, we may pay or permit other promotional incentives, in cash, credit or other compensation.

Conformity with State and Federal Laws

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, cash surrender value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes,

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including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the contract owner is subject.

Voting Rights

The Company is the legal owner of the shares of the underlying funds. However, we believe that when an underlying fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from contract owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to contract owners.

Legal Proceedings and Opinions

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the General Counsel of the Companies.

The Travelers Insurance Company

There are no pending legal proceedings affecting either Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse effect on the ability of either Company to meet its obligations under the applicable Contract.

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PRIMELITE APPENDIX A
CONDENSED FINANCIAL INFORMATION

THE TRAVELERS SEPARATE ACCOUNT PF FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

	Year Ended			Period From July 9, 1998 to December 31,

Funding Option	2001	2000	1999	1998

Greenwich Street Series Fund
Appreciation Portfolio (7/98)
Unit Value at beginning of year	1.131	1.151	1.032	1.000
Unit Value at end of year	1.071	1.131	1.151	1.032
Number of units outstanding at end of year	60,882,282	55,280,185	39,976,850	6,001,504
Fundamental Value Portfolio (5/01)
Unit Value at beginning of year	1.000	-	-	-
Unit Value at end of year	0.921	-	-	-
Number of units outstanding at end of year	8,573,648	-	-	-
Smith Barney Allocation Series Inc.
Select Balanced Portfolio (7/98) (1)
Unit Value at beginning of period	1.107	1.071	1.010	1.000
Unit Value at end of period	1.077	1.107	1.071	1.010
Number of units outstanding at end of period	25,401,469	16,329,880	11,802,965	3,276,785
Select Growth Portfolio (7/98)
Unit Value at beginning of period	1.106	1.178	1.028	1.000
Unit Value at end of period	0.983	1.106	1.178	1.028
Number of units outstanding at end of period	20,695,886	21,993,066	16,449,483	4,128,790
Select High Growth Portfolio (7/98)
Unit Value at beginning of period	1.153	1.260	1.007	1.000
Unit Value at end of period	1.000	1.153	1.260	1.007
Number of units outstanding at end of period	11,235,147	12,351,705	6,958,968	2,419,349
Smith Barney Investment Series
Growth and Income Portfolio (5/00) *
Unit Value at beginning of period	0.927	1.000	-	-
Unit Value at end of period	0.816	0.927	-	-
Number of units outstanding at end of period	6,211,271	3,031,797	-	-
Select Government Portfolio (5/00) *
Unit Value at beginning of period	1.105	1.000	-	-
Unit Value at end of period	1.154	1.105	-	-
Number of units outstanding at end of period	948,144	305,703	-	-
Smith Barney Large Cap Core Portfolio (5/00) (2)
Unit Value at beginning of period	0.892	1.000	-	-
Unit Value at end of period	0.752	0.892	-	-
Number of units outstanding at end of period	17,766,972	11,573,385	-	-

PRIMELITE APPENDIX A
CONDENSED FINANCIAL INFORMATION

THE TRAVELERS SEPARATE ACCOUNT PF FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended			Period From July 9, 1998 to December 31,

Funding Option	2001	2000	1999	1998

Smith Barney Premier Selections All Cap Growth Portfolio (5/00) (3)
Unit Value at beginning of period	1.048	1.000	-	-
Unit Value at end of period	0.887	1.048	-	-
Number of units outstanding at end of period	5,405,644	3,237,291	-	-
Travelers Series Fund Inc.
MFS Total Return Portfolio (7/98)
Unit Value at beginning of period	1.177	1.024	1.011	1.000
Unit Value at end of period	1.161	1.177	1.024	1.011
Number of units outstanding at end of period	17,379,043	13,308,964	8,380,697	1,863,613
Smith Barney Aggressive Growth Portfolio (5/00)
Unit Value at beginning of year	1.021	1.000	-	-
Unit Value at end of year	0.966	1.021	-	-
Number of units outstanding at end of year	37,422,234	18,739,294	-	-
Smith Barney High Income Portfolio (7/98)
Unit Value at beginning of period	0.879	0.969	0.958	1.000
Unit Value at end of period	0.834	0.879	0.969	0.958
Number of units outstanding at end of period	9,315,238	6,930,394	5,067,972	1,085,592
Smith Barney International All Cap Growth Portfolio (7/98)
Unit Value at beginning of period	1.105	1.471	0.889	1.000
Unit Value at end of period	0.750	1.105	1.471	0.889
Number of units outstanding at end of period	15,011,452	13,921,387	5,354,378	1,252,105
Smith Barney Large Capitalization Growth Portfolio (5/01)
Unit Value at beginning of period	1.000	-	-	-
Unit Value at end of period	0.903	-	-	-
Number of units outstanding at end of period	374,309	-	-	-
Smith Barney Large Cap Value Portfolio (7/98)
Unit Value at beginning of period	1.070	0.959	0.972	1.000
Unit Value at end of period	0.969	1.070	0.959	0.972
Number of units outstanding at end of period	27,245,125	22,747,426	17,862,434	3,867,915
Smith Barney Mid Cap Core Portfolio (5/01)
Unit Value at beginning of period	1.000	-	-	-
Unit Value at end of period	0.938	-	-	-
Number of units outstanding at end of period	1,540,502	-	-	-

PRIMELITE APPENDIX A
CONDENSED FINANCIAL INFORMATION

THE TRAVELERS SEPARATE ACCOUNT PF FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended			Period From July 9, 1998 to December 31,

Funding Option	2001	2000	1999	1998

Smith Barney Money Market Portfolio (7/98)
Unit Value at beginning of period	1.098	1.050	1.016	1.000
Unit Value at end of period	1.123	1.098	1.050	1.016
Number of units outstanding at end of period	20,145,080	8,885,259	8,243,538	1,796,861
Travelers Series Trust
MFS Mid Cap Growth Portfolio (7/98)
Unit Value at beginning of period	1.760	1.632	1.008	1.000
Unit Value at end of period	1.325	1.760	1.632	1.008
Number of units outstanding at end of period	20,566,363	19,101,495	6,463,250	1,229,892
MFS Research Portfolio (7/98)
Unit Value at beginning of period	1.146	1.231	1.009	1.000
Unit Value at end of period	0.876	1.146	1.231	1.009
Number of units outstanding at end of period	17,155,896	17,616,134	10,815,585	3,296,438
Social Awareness Stock Portfolio (5/00)
Unit Value at beginning of period	0.984	1.000	-	-
Unit Value at end of period	0.818	0.984	-	-
Number of units outstanding at end of period	3,997,356	1,618,990	-	-
Van Kampen Life Investment Trust
Comstock Portfolio Class II (9/00)
Unit Value at beginning of period	1.166	1.000	-	-
Unit Value at end of period	1.118	1.166	-	-
Number of units outstanding at end of period	8,684,522	1,128,683	-	-
Emerging Growth Portfolio Class II (9/00)
Unit Value at beginning of period	0.773	1.000	-	-
Unit Value at end of period	0.521	0.773	-	-
Number of units outstanding at end of period	22,937,404	9,176,940	-	-
Growth and Income Portfolio Class II (9/00)
Unit Value at beginning of period	1.046	1.000	-	-
Unit Value at end of period	0.969	1.046	-	-
Number of units outstanding at end of period	7,756,388	888,512	-	-

PRIMELITE APPENDIX A
CONDENSED FINANCIAL INFORMATION

THE TRAVELERS SEPARATE ACCOUNT PF FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended			Period From July 9, 1998 to December 31,

Funding Option	2001	2000	1999	1998

Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio (5/01) (4)
Unit Value at beginning of period	1.000	-	-	-
Unit Value at end of period	0.954	-	-	-
Number of units outstanding at end of period	2,228,011	-	-	-

______________

The date next to each Funding Option's name represents the date that money came into the Funding Option through the Separate Account. Funding Options not listed had no amounts yet allocated to them or were not yet available as of December 31, 2001. The financial statements of separate account PF and the consolidated financial statements of Travelers Insurance Company and subsidiaries are contained in the SAI.

*	Fund’s name has changed – please see the prospectus.

(1)	As the result of a merger in 2001, the Select Balanced Portfolio acquired the assets and stated liabilities of the Select Conservative Portfolio and the Select Income Portfolio.

(2)	Formerly, Select Growth Portfolio.

(3)	Formerly, Select Mid Cap Portfolio.

(4)	As the result of a merger in 2001, Smith Barney Small Cap Growth Opportunities Portfolio acquired the assets and stated liabilities of the Select Small Cap Portfolio.

PRIMELITE APPENDIX B
CONDENSED FINANCIAL INFORMATION

THE TRAVELERS SEPARATE ACCOUNT PF II FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

	Year Ended			Period From June 24, 1998 (effective date) to December 31,

Funding Option	2001	2000	1999	1998

Greenwich Street Series Fund
Appreciation Portfolio (7/98)
Unit Value at beginning of period	1.131	1.151	1.032	1.000
Unit Value at end of period	1.071	1.131	1.151	1.032
Number of units outstanding at end of period	336,418,350	312,397,589	235,392,378	36,108,910
Fundamental Value Portfolio (5/01)
Unit Value at beginning of period	1.000	-	-	-
Unit Value at end of period	0.921	-	-	-
Number of units outstanding at end of period	64,153,523	-	-	-
Smith Barney Allocation Series
Select Balanced Portfolio (7/98) (1)
Unit Value at beginning of period	1.107	1.071	1.010	1.000
Unit Value at end of period	1.077	1.107	1.071	1.010
Number of units outstanding at end of period	172,335,872	116,649,147	92,958,272	37,964,992
Select Growth Portfolio (6/98)
Unit Value at beginning of period	1.106	1.178	1.028	1.000
Unit Value at end of period	0.983	1.106	1.178	1.028
Number of units outstanding at end of period	135,503,046	148,142,153	106,081,505	30,475,847
Select High Growth Portfolio (7/98)
Unit Value at beginning of period	1.153	1.260	1.007	1.000
Unit Value at end of period	1.000	1.153	1.260	1.007
Number of units outstanding at end of period	91,359,358	98,281,080	63,571,711	18,718,704
Smith Barney Investment Series
Growth and Income Portfolio (5/00)*
Unit Value at beginning of period	0.927	-	-	-
Unit Value at end of period	0.816	-	-	-
Number of units outstanding at end of period	37,624,621	-	-	-
Select Government Portfolio (5/00)*
Unit Value at beginning of period	1.105	-	-	-
Unit Value at end of period	1.154	-	-	-
Number of units outstanding at end of period	8,557,026	-	-	-
Smith Barney Large Cap Core Portfolio (5/00) (2)
Unit Value at beginning of period	0.892	-	-	-
Unit Value at end of period	0.752	-	-	-
Number of units outstanding at end of period	77,234,297	-	-	-

PRIMELITE APPENDIX B
CONDENSED FINANCIAL INFORMATION

THE TRAVELERS SEPARATE ACCOUNT PF II FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year ended			Period From June 24, 1998 (effective date) to December 31,

Funding Option	2001	2000	1999	1998

Smith Barney Premier Selections All Cap Growth Portfolio (5/00) (3)
Unit Value at beginning of period	1.048	-	-	-
Unit Value at end of period	0.887	-	-	-
Number of units outstanding at end of period	33,868,061	-	-	-
Travelers Series Fund Inc.
MFS Total Return Portfolio (7/98)
Unit Value at beginning of period	1.177	1.024	1.011	1.000
Unit Value at end of period	1.161	1.177	1.024	1.011
Number of units outstanding at end of period	99,836,615	75,344,816	54,861,298	11,901,259
Smith Barney Aggressive Growth Portfolio
Unit Value at beginning of period	1.021	1.000	-	-
Unit Value at end of period	0.966	1.021	-	-
Number of units outstanding at end of period	210,647,462	98,624,592	-	-
Smith Barney High Income Portfolio (7/98)
Unit Value at beginning of period	0.879	0.969	0.958	1.000
Unit Value at end of period	0.834	0.879	0.969	0.958
Number of units outstanding at end of period	44,411,528	31,714,593	25,856,446	7,250,612
Smith Barney International All Cap Growth Portfolio (7/98)
Unit Value at beginning of period	1.105	1.471	0.889	1.000
Unit Value at end of period	0.750	1.105	1.471	0.889
Number of units outstanding at end of period	71,952,232	68,195,410	28,191,109	8,642,970
Smith Barney Large Capitalization Growth Portfolio (5/01)
Unit Value at beginning of period	1.000	-	-	-
Unit Value at end of period	0.903	-		-
Number of units outstanding at end of period	3,651,010	-	-	-
Smith Barney Large Cap Value Portfolio (7/98)
Unit Value at beginning of period	1.070	0.959	0.972	1.000
Unit Value at end of period	0.969	1.070	0.959	0.972
Number of units outstanding at end of period	130,549,518	109,901,403	95,910,703	21,613,178
Smith Barney Mid Cap Core Portfolio (5/00)
Unit Value at beginning of period	1.000	-	-	-
Unit Value at end of period	0.938	-		-
Number of units outstanding at end of period	8,351,207	-	-	-

PRIMELITE APPENDIX B
CONDENSED FINANCIAL INFORMATION

THE TRAVELERS SEPARATE ACCOUNT PF II FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year ended			Period From June 24, 1998 (effective date) to December 31,

Funding Option	2001	2000	1999	1998

Smith Barney Money Market Portfolio (7/98)
Unit Value at beginning of period	1.098	1.050	1.016	1.000
Unit Value at end of period	1.123	1.098	1.050	1.016
Number of units outstanding at end of period	93,223,072	43,727,838	56,006,628	9,365,841
Travelers Series Trust
MFS Mid Cap Growth Portfolio (7/98)
Unit Value at beginning of period	1.760	1.632	1.008	1.000
Unit Value at end of period	1.325	1.760	1.632	1.008
Number of units outstanding at end of period	104,171,307	102,889,578	34,997,093	5,280,045
MFS Research Portfolio (7/98)
Unit Value at beginning of period	1.146	1.231	1.009	1.000
Unit Value at end of period	0.876	1.146	1.231	1.009
Number of units outstanding at end of period	105,780,845	111,973,813	70,357,077	18,932,328
Social Awareness Stock Portfolio (5/00)
Unit Value at beginning of period	0.984	1.000	-	-
Unit Value at end of period	0.818	0.984	-	-
Number of units outstanding at end of period	22,300,728	8,016,692	-	-
Van Kampen Life Investment Trust
Comstock Portfolio Class II Shares (9/00)
Unit Value at beginning of period	1.166	1.000	-	-
Unit Value at end of period	1.118	1.166	-	-
Number of units outstanding at end of period	67,881,536	7,549,285	-	-

PRIMELITE APPENDIX B
CONDENSED FINANCIAL INFORMATION

THE TRAVELERS SEPARATE ACCOUNT PF II FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year ended			Period From June 24, 1998 (effective date) to December 31,

Funding Option	2001	2000	1999	1998

Emerging Growth Portfolio Class II Shares (9/00)
Unit Value at beginning of period	0.773	1.000	-	-
Unit Value at end of period	0.521	0.773	-	-
Number of units outstanding at end of period	135,230,509	57,423,433	-	-
Growth and Income Portfolio Class II Shares (9/00)
Unit Value at beginning of period	1.046	1.000	-	-
Unit Value at end of period	0.969	1.046	-	-
Number of units outstanding at end of period	54,264,239	12,181,962	-	-
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio (5/01) (4)
Unit Value at beginning of period	1.000	-	-	-
Unit Value at end of period	0.954	-	-	-
Number of units outstanding at end of period	9,833,197	-	-	-

______________

The date next to each Funding Option's name represents the date that money came into the Funding Option through the Separate Account. Funding Options not listed had no amounts yet allocated to them or were not yet available as of December 31, 2001. The financial statements for Fund PF II and the financial statements for The Travelers Life and Annuity Company are contained in the SAI.

*	Fund’s name has changed – please see the prospectus.

(1)	As the result of a merger in 2001, the Select Balanced Portfolio acquired the assets and stated liabilities of the Select Conservative Portfolio and the Select Income Portfolio.

(2)	Formerly, Select Growth Portfolio.

(3)	Formerly, Select Mid Cap Portfolio.

(4)	As the result of a merger in 2001, Smith Barney Small Cap Growth Opportunities Portfolio acquired the assets and stated liabilities of the Select Small Cap Portfolio.

APPENDIX C

THE FIXED ACCOUNT

The Fixed Account is part of the Company’s general account assets. These general account assets include all assets of the Company other than those held in the separate accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account contract value, or the dollar amount of fixed annuity payments made under any payout option.

We guarantee that, at any time, the Fixed Account contract value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company’s general account, which supports insurance and annuity obligations. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than 3% per year. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of 3% per year in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guarantee of 3% for any given year.

Transfers

You may make transfers from the Fixed Account to any other available variable funding option(s) twice a year during the 30 days following the semiannual anniversary of the contract date. We limit transfers to an amount of up to 15% of the Fixed Account contract value on the semiannual contract date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to variable funding options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the variable funding options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

C-1

APPENDIX D

WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT

(This waiver is not available if the Annuitant is age 71
or older on the date the Contract is issued.)

If, after the first contract year and before the maturity date, the annuitant begins confinement in an Eligible Nursing Home, and remains confined for the qualifying period, you may make a total or partial withdrawal, subject to the maximum withdrawal amount described below, without incurring a Withdrawal Charge. In order for the Withdrawal Charge to be waived, the withdrawal must be made during continued confinement in an Eligible Nursing Home after the qualifying period has been satisfied, or within sixty (60) days after such confinement ends. The qualifying period is confinement in an Eligible Nursing Home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

An Eligible Nursing Home is defined as an institution or special nursing unit of a hospital which:

(a)   is Medicare approved as a provider of skilled nursing care services; and

(b)   is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism, mental illness or drug abuse.

OR

Meets all of the following standards:

(a)   is licensed as a nursing care facility by the state in which it is licensed;

(b)   is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

(c)   provides nursing care to individuals who are not able to care for themselves and who require nursing care;

(d)   provides, as a primary function, nursing care and room and board; and charges for these services;

(e)   provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

(f)   may provide care by a licensed physical, respiratory, occupational or speech therapist; and

(g)   is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism, mental illness or drug abuse.

Filing a claim: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.

The maximum withdrawal amount for which we will waive the Withdrawal Charge is the contract value on the next valuation date following written proof of claim, less any purchase payments made within a one-year period before confinement in an Eligible Nursing Home begins, less any purchase payments made on or after the Annuitant’s 71st birthday.

Any withdrawal requested which falls under the scope of this waiver will be paid as soon as we receive proper written proof of your claim, and will be paid in a lump sum. You should consult with your personal tax adviser regarding the tax impact of any withdrawals taken from your contract.

D-1

APPENDIX E

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

      The Insurance Company
      Principal Underwriter
      Distribution and Principal Underwriting Agreement
      Valuation of Assets
      Performance Information
      Federal Tax Considerations
      Independent Accountants
      Financial Statements

Copies of the Statement of Additional Information dated May 1, 2002 are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to: The Travelers Insurance Company, PrimeElite Travelers Service Center, One Tower Square, Hartford, Connecticut 06183. The Travelers Insurance Company Statement of Additional Information is printed on Form L-12684S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-12685S.

Name:
Address:

E-1

L-12684	May 1, 2002

                                     PART B

           INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                    PRIMELITE

                       STATEMENT OF ADDITIONAL INFORMATION

                                      dated

                                   May 1, 2002

                                       for

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                                    ISSUED BY

                         THE TRAVELERS INSURANCE COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in  conjunction  with, the  Individual  Variable  Annuity
Contract  Prospectus dated May 1, 2002. A copy of the Prospectus may be obtained by writing to The  Travelers  Insurance  Company,  PrimElite  Travelers  Service
Center, One Tower Square, Hartford,  Connecticut 06183-8036, or by calling (888)
556-5412 or by accessing the  Securities  and Exchange  Commission's  website at
http://www.sec.gov.

FINANCIAL STATEMENTS .........................................................

THE INSURANCE COMPANY

       The Travelers  Insurance  Company (the  "Company"),  is a stock insurance company  chartered  in 1864  in  Connecticut  and  continuously  engaged  in the insurance  business  since that time.  The Company is  licensed to conduct  life insurance business in all states of the United States, the District of Columbia,
Puerto Rico,  Guam,  the U.S. and British  Virgin  Islands and the Bahamas.  The
Company's  Home  Office is located at One Tower  Square,  Hartford,  Connecticut
06183 and its telephone number is (860) 277-0111.

       The Company is a wholly owned  subsidiary of PFS Services Inc.,  which is an  indirect,  wholly  owned  subsidiary  of  Citigroup  Inc.  ("Citigroup"),  a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup's activities are conducted through the Global Consumer,  Global
Corporate,  Global  Investment  Management and Private  Banking,  and Investment
Activities.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner").  An annual statement covering the operations  of the  Company for the  preceding  year,  as well as its  financial conditions as of December 31 of such year,  must be filed with the  Commissioner in a prescribed  format on or before March 1 of each year.  The Company's  books and  assets are  subject to review or  examination  by the  Commissioner  or his agents at all times,  and a full  examination  of its operations is conducted at least once every four years.

       The Company is also subject to the insurance laws and  regulations of all other  states  in  which it is  licensed  to  operate.  However,  the  insurance departments of each of these states  generally  apply the laws of the home state
(jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE  ACCOUNT.  Separate  Account PF meets the  definition of a separate account under the federal  securities  laws, and will comply with the provisions of the 1940 Act. Additionally, the operations of Separate Account PF are subject to the provisions of Section 38a-433 of the Connecticut  General  Statutes which authorizes the  Commissioner  to adopt  regulations  under it.  Section  38a-433 contains no  restrictions on the  investments of the Separate  Account,  and the
Commissioner  has  adopted no  regulations  under the  Section  that  affect the
Separate Account.

                              PRINCIPAL UNDERWRITER

       Travelers  Distribution LLC ("TDLLC") serves as principal underwriter for
Separate  Account PF and the  Contracts.  The  offering is  continuous.  TDLLC's
principal  executive  offices  are  located  at  One  Tower  Square,   Hartford,
Connecticut. TDLLC is affiliated with the Company and Separate Account PF.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

       Under the terms of the Distribution and Principal  Underwriting Agreement
among  Separate  Account PF, TDLLC and the Company,  TDLLC acts as agent for the distribution  of the Contracts and as principal  underwriter  for the Contracts.
The Company  reimburses TDLLC for certain sales and overhead expenses  connected with sales functions.

                               VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each Funding Option is determined at
4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency.  A business day is any day the New York Stock Exchange is open.
It is expected  that the Exchange will be closed on Saturdays and Sundays and on the  observed  holidays  of  New  Year's  Day,  Martin  Luther  King,  Jr.  Day,
President's  Day,  Good  Friday,  Memorial  Day,  Independence  Day,  Labor Day,
Thanksgiving  Day  and  Christmas  Day.  Each  security  traded  on  a  national securities  exchange is valued at the last  reported  sale price on the business day.  If there has been no sale on that day,  then the value of the  security is taken to be the mean  between the  reported bid and asked prices on the business day or on the basis of quotations  received from a reputable broker or any other recognized source.

                                       1

Any  security  not  traded on a  securities  exchange  but  traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean  between the quoted bid and asked  prices on the business day or on the basis of  quotations  received  from a  reputable  broker or any other recognized source.

       Securities  traded on the  over-the-counter-market  and listed securities with no reported  sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations  received from a reputable  broker or other recognized source.

       Short-term  investments  for which a quoted market price is available are valued at market.  Short-term  investments  maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market"
(computing  a market  value based upon  quotations  from  dealers or issuers for securities of a similar type,  quality and maturity.)  "Marking to market" takes into account unrealized  appreciation or depreciation due to changes in interest rates or other  factors  which would  influence  the current fair values of such securities.  Short-term  investments  maturing  in sixty  days or less for which there is no reliable  quoted  market  price are valued at  amortized  cost which approximates market.

THE CONTRACT  VALUE:  The value of an  accumulation  unit on any business day is determined by  multiplying  the value on the  preceding  business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure  the  investment  performance  of a Funding  Option  from one valuation period to the next. The net investment factor for a Funding Option for any  valuation  period is equal to the sum of 1.000000  plus the net  investment rate (the gross  investment rate less any applicable  Funding Option  deductions during the  valuation  period  relating to the mortality and expense risk charge and the administrative  expense charge).  The gross investment rate of a Funding
Option is equal to (a) minus (b), divided by (c) where:

    (a) = investment  income  plus  capital  gains  and  losses  (whether realized or unrealized);

    (b) = any deduction for applicable taxes (presently zero); and

    (c) = the value of the assets of the funding  option at the  beginning of the valuation period.

       The gross  investment rate may be either positive or negative.  A Funding
Option's  investment  income includes any  distribution  whose  ex-dividend date occurs during the valuation period.

ACCUMULATION  UNIT VALUE.  The value of the  accumulation  unit for each Funding
Option was initially  established at $1.00. The value of an accumulation unit on any  business  day is  determined  by  multiplying  the  value on the  preceding business day by the net investment  factor for the valuation  period just ended.
The net  investment  factor is calculated for each Funding Option and takes into account  the  investment  performance,  expenses  and the  deduction  of certain expenses.

ANNUITY UNIT VALUE.  The initial  Annuity Unit Value  applicable to each Funding
Option was established at $1.00. An annuity unit value as of any business day is equal to (a) the  value  of the  annuity  unit on the  preceding  business  day, multiplied  by (b) the  corresponding  net  investment  factor for the valuation period just ended,  divided by (c) the  assumed  net  investment  factor for the valuation  period.  (For example,  the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a Valuation  Period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                             PERFORMANCE INFORMATION

       From time to time, the Company may advertise  several types of historical performance  for the  Funding  Options of  Separate  Account PF. The Company may
advertise  the  "standardized  average  annual  total  returns"  of the  Funding
Options,  calculated  in a manner  prescribed  by the  Securities  and  Exchange
Commission, as well as the "nonstandardized total returns," as described below:

       STANDARDIZED  METHOD.  Quotations  of average  annual  total  returns are computed  according to a formula in which a hypothetical  initial  investment of
$1,000 is applied to the Funding Option,  and then related to ending  redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the Funding  Option has been in  existence,  if less.  If a Funding
Option has been in existence for less than one year, the "since inception" total return performance  quotations are year-to-date and are not average annual total returns.  These quotations reflect the deduction of all recurring charges during each  period  (on a pro  rata  basis  in the case of  fractional  periods).  The deduction  for the  annual  contract  administrative  charge is  converted  to a percentage of assets based on the actual fee  collected,  divided by the

                                       2

average net assets for  contracts  sold under the  Prospectus  to which this SAI relates.  Each  quotation  assumes a total  redemption at the end of each period with the assessment of any applicable withdrawal charge at that time.

       NONSTANDARDIZED   METHOD.   Nonstandardized   "total   returns"  will  be
calculated in a similar manner based on the  performance of the Funding  Options over a period of time, usually for the calendar  year-to-date,  and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of any applicable withdrawal charge or the annual contract administrative  charge,  which,  if  reflected,  would  decrease  the  level  of performance  shown. The withdrawal  charge is not reflected because the Contract is designed for long-term investment.

       For Funding  Options that were in existence prior to the date they became available under Separate  Account PF, the  nonstandardized  average annual total return  quotations  will reflect the  investment  performance  that such Funding
Options would have achieved  (reduced by the  applicable  charges) had they been held under the Contract for the period quoted.  The total return  quotations are based upon historical earnings and are not necessarily  representative of future performance.

       Average  annual total  returns for each of the Funding  Options  computed according to the standardized and nonstandardized  methods for the period ending
December 31, 2001 are set forth in the following tables.

                                       3

PRIMELITE
                 STANDARDIZED PERFORMANCE UPDATE AS OF 12/31/01

--------------------------------------------------------------------------------
ASSET ALLOCATION ACCOUNTS:            1 Year      5 Year  10 Year (or inception)
--------------------------------------------------------------------------------
Smith Barney Allocation Select
  Balanced Portfolio                 -10.59%      --       0.70%      7/7/1998
--------------------------------------------------------------------------------
Smith Barney Allocation Select
  Growth Portfolio                   -18.24%      --      -1.97%     6/24/1998
--------------------------------------------------------------------------------
Smith Barney Allocation Select
  High Growth Portfolio              -20.29%      --      -1.52%      7/6/1998
--------------------------------------------------------------------------------
EQUITY ACCOUNTS:
--------------------------------------------------------------------------------
Smith Barney Aggressive Growth
  Portfolio                          -13.04%      --      -6.25%      5/1/2000
--------------------------------------------------------------------------------
Smith Barney Appreciation
  Portfolio                          -12.95%      --       0.53%      7/6/1998
--------------------------------------------------------------------------------
Smith Barney Fundamental
  Value Portfolio                         --      --     -15.34%      5/1/2001
--------------------------------------------------------------------------------
Smith Barney Growth and
  Income Portfolio                   -19.14%      --     -15.31%      5/1/2000
--------------------------------------------------------------------------------
Smith Barney International
  All Cap Growth Portfolio           -37.60%      --      -9.32%      7/8/1998
--------------------------------------------------------------------------------
Smith Barney Large Cap
  Core Portfolio                     -22.51%      --     -19.34%      5/1/2000
--------------------------------------------------------------------------------
Smith Barney Large Cap
  Growth Portfolio                        --      --     -16.99%      5/1/2001
--------------------------------------------------------------------------------
Smith Barney Large Cap
  Value Portfolio                    -16.75%      --      -2.41%      7/7/1998
--------------------------------------------------------------------------------
Smith Barney Mid Cap
  Core Portfolio                          --      --     -13.77%      5/1/2001
--------------------------------------------------------------------------------
Smith Barney Premier Selections
  All Cap Growth Portfolio           -22.18%      --     -10.95%      5/1/2000
--------------------------------------------------------------------------------
Smith Barney Small Cap Growth
  Opportunities Portfolio                 --      --     -13.07%      5/1/2001
--------------------------------------------------------------------------------
Social Awareness Stock
  Portfolio (Smith Barney)           -23.55%      --     -15.17%      5/1/2000
--------------------------------------------------------------------------------
MFS Mid Cap Growth Portfolio         -30.80%      --       7.15%      7/8/1998
--------------------------------------------------------------------------------
MFS Research Portfolio               -29.70%      --      -5.17%      7/7/1998
--------------------------------------------------------------------------------
Van Kampen Comstock Portfolio -
  Class II Shares*                   -11.88%      --       3.64%     9/18/2000
--------------------------------------------------------------------------------
Van Kampen Emerging Growth
  Portfolio Class II Shares*         -38.05%      --     -43.17%     9/18/2000
--------------------------------------------------------------------------------
Van Kampen Growth and Income
  Portfolio Class II Shares*         -14.82%      --      -7.83%     9/18/2000
--------------------------------------------------------------------------------
BOND ACCOUNTS:
--------------------------------------------------------------------------------
Smith Barney High Income
  Portfolio                          -12.73%      --      -6.51%      7/6/1998
--------------------------------------------------------------------------------
BALANCED ACCOUNTS:
--------------------------------------------------------------------------------
MFS Total Return Portfolio            -9.34%      --       3.00%      7/6/1998
--------------------------------------------------------------------------------
MONEY MARKET ACCOUNTS:
--------------------------------------------------------------------------------
Smith Barney Money Market
 Portfolio                            -5.81%      --       1.98%      7/9/1998
--------------------------------------------------------------------------------

The inception  date used to calculate  standardized  performance is based on the date that the investment option became active in the product

                                       4

PRIMELITE
                NONSTANDARDIZED PERFORMANCE UPDATE AS OF 12/31/01

------------------------------------------------------------------------------------------------------------------------------------
                                     Cumulative Returns                  Average Annual Returns              Calendar Year Returns
------------------------------------------------------------------------------------------------------------------------------------
                                   YTD     1 YR      3YR     5YR       3YR      5YR         Inception       2000     1999     1998
------------------------------------------------------------------------------------------------------------------------------------
ASSET ALLOCATION ACCOUNTS:
------------------------------------------------------------------------------------------------------------------------------------

Smith Barney Allocation
 Select Balanced Portfolio       -2.75%   -2.75%     6.64%      --     2.16%      --     4.86%   3/10/97    3.38%    6.08%     8.03%
------------------------------------------------------------------------------------------------------------------------------------
Smith Barney Allocation
 Select Growth Portfolio        -11.08%  -11.08%    -4.35%      --   -1.47%       --     3.48%   3/11/97   -6.09%   14.54%    12.34%
------------------------------------------------------------------------------------------------------------------------------------
Smith Barney Allocation
 Select High Growth
 Portfolio                      -13.31%  -13.31%    -0.74%      --    -0.25%      --     4.35%   3/10/97   -8.48%   25.12%    13.72%
------------------------------------------------------------------------------------------------------------------------------------
EQUITY ACCOUNTS:
------------------------------------------------------------------------------------------------------------------------------------
Smith Barney Aggressive
 Growth Portfolio                -5.42%   -5.42%       --       --       --       --    12.99%   11/1/99   14.12%      --        --
------------------------------------------------------------------------------------------------------------------------------------
Smith Barney Appreciation
 Portfolio                       -5.32%   -5.32%     3.73%   51.89%    1.23%    8.71%    9.69%  10/16/91   -1.79%   11.55%    17.47%
------------------------------------------------------------------------------------------------------------------------------------
Smith Barney Fundamental
 Value Portfolio                 -6.59%   -6.59%    33.52%   59.39%   10.11%    9.77%   12.78%   12/3/93   18.81%   20.32%     3.60%
------------------------------------------------------------------------------------------------------------------------------------
Smith Barney Growth and
 Income Portfolio               -12.06%  -12.06%       --       --       --       --    -5.76%   9/14/99   -8.29%      --        --
------------------------------------------------------------------------------------------------------------------------------------
Smith Barney International
 All Cap Growth Portfolio       -32.14%  -32.14%   -15.64%  -10.33%   -5.51%   -2.16%    1.14%   6/20/94  -24.85%   65.42%     4.96%
------------------------------------------------------------------------------------------------------------------------------------
Smith Barney Large Cap
 Core Portfolio                 -15.73%  -15.73%       --       --       --       --    -3.04%   9/14/99   -6.50%      --        --
------------------------------------------------------------------------------------------------------------------------------------
Smith Barney Large Cap
 Growth Portfolio               -14.22%  -14.22%     1.56%      --     0.52%      --     6.36%    5/1/98   -8.24%   29.02%       --
------------------------------------------------------------------------------------------------------------------------------------
Smith Barney Large Cap
 Value Portfolio                 -9.45%   -9.45%    -0.33%   34.81%   -0.11%    6.15%    9.98%   6/20/94   11.55%   -1.33%     8.32%
------------------------------------------------------------------------------------------------------------------------------------
Smith Barney Mid Cap
 Core Portfolio                 -11.25%  -11.25%       --       --       --       --     8.94%   11/1/99   16.27%      --        --
------------------------------------------------------------------------------------------------------------------------------------
Smith Barney Premier
 Selections All Cap
 Growth Portfolio               -15.37%  -15.37%       --       --       --       --     7.09%   9/14/99   16.26%      --        --
------------------------------------------------------------------------------------------------------------------------------------
Smith Barney Small Cap
 Growth Opportunities
 Portfolio                      -17.39%  -17.39%    20.50%      --     6.41%      --     4.92%    2/7/97    7.50%   35.69%   -5.14%
------------------------------------------------------------------------------------------------------------------------------------
Social Awareness Stock
 Portfolio (Smith Barney)       -16.86%  -16.86%    -6.80%   52.58%   -2.32%    8.81%   10.48%    5/1/92   -1.86%   14.23%    30.43%
------------------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth
 Portfolio                      -24.74%  -24.74%    31.42%      --     9.52%      --     7.35%   3/23/98    7.85%   61.90%       --
------------------------------------------------------------------------------------------------------------------------------------
MFS Research Portfolio          -23.54%  -23.54%   -13.17%      --    -4.59%      --    -2.50%   3/23/98   -6.89%   21.96%       --
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen Comstock
 Portfolio -
 Class II Shares*                -4.16%   -4.16%       --       --       --       --     5.24%    5/1/99   27.78%      --        --
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen Emerging Growth
 Portfolio Class II Shares*     -32.62%  -32.62%    20.13%   93.53%    6.30%   14.11%   15.76%    7/3/95  -11.55%  101.57%    35.64%
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen Growth and
 Income Portfolio
 Class II Shares*                -7.36%   -7.36%    21.34%   71.69%    6.65%   11.41%   11.28%  12/23/96   17.56%   11.42%    18.01%
------------------------------------------------------------------------------------------------------------------------------------
BOND ACCOUNTS:
------------------------------------------------------------------------------------------------------------------------------------
Smith Barney High Income
 Portfolio                       -5.09%   -5.09%   -12.93%   -3.17%   -4.51%   -0.64%    3.02%   6/22/94   -9.32%    1.17%    -0.95%
------------------------------------------------------------------------------------------------------------------------------------
BALANCED ACCOUNTS:
------------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Portfolio       -1.40%   -1.40%    14.79%   51.15%    4.70%    8.61%   10.12%   6/20/94   15.03%    1.21%    10.13%
------------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET ACCOUNTS:
------------------------------------------------------------------------------------------------------------------------------------
Smith Barney Money
 Market Portfolio                 2.24%    2.24%    10.47%   18.59%    3.37%    3.47%    3.48%   6/20/94    4.59%    3.31%     3.59%
------------------------------------------------------------------------------------------------------------------------------------
Smith Barney Money Market
 Portfolio - 7 Day Yield          -0.01%   This yield quotation more closely reflects the current earnings of this fund.
------------------------------------------------------------------------------------------------------------------------------------

The inception  date is the date that the underlying  fund commenced  operations.
*These funds offer multiple classes of shares. The performance above may reflect the fees and  performance  of another class of the same fund for periods  before the current class existed.  If the current  class's 12b-1 fee and other expenses were higher,  the performance shown would be lower. They may not be available in every jurisdiction.

                                       5

FEDERAL TAX CONSIDERATIONS

       The following  description of the federal income tax  consequences  under this  Contract is not  exhaustive  and is not intended to cover all  situations.
Because of the complexity of the law and the fact that the tax results will vary according to the factual  status of the individual  involved,  tax advice may be needed  by a person  contemplating  purchase  of an  annuity  contract  and by a contract  owner or  beneficiary  who may make  elections  under a contract.  For further information, please consult a qualified tax adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

       Federal tax law requires that minimum annual distributions begin by April
1st of the  calendar  year  following  the  later  of  calendar  year in which a participant under a qualified plan, or a Section 403(b) annuity,  attains age 70
1/2 or retires.  Minimum annual  distributions  under an IRA must begin by April
1st of the calendar year in which the contract  owner attains 70 1/2  regardless of when  he or she  retires.  Distributions  must  also  begin  or be  continued
according to the minimum  distribution  rules under the Code following the death of the contract owner or the annuitant.

NONQUALIFIED ANNUITY CONTRACTS

       Individuals may purchase  tax-deferred  annuities without tax law funding limits. The purchase payments receive no tax benefit, deduction or deferral, but increases  in the value of the contract are  generally  deferred  from tax until distribution.  Generally,  if an  annuity  contract  is owned  by other  than an individual  (or an entity such as a trust or other  "look-through"  entity which owns for an  individuals's  benefit),  the owner  will be taxed each year on the increase  in the  value of the  contract.  An  exception  applies  for  purchase payments made before March 1, 1986.

       If two or more  annuity  contracts  are  purchased  from the same insurer within  the same  calendar  year,  distributions  from any of them will be taxed based  upon the  amount  of income in all of the same  calendar  year  series of annuities.  This will  generally  have the  effect of  causing  taxes to be paid sooner on the deferred gain in the contracts.

       Those receiving partial  distributions made before the maturity date will generally  be taxed on an  income-first  basis to the  extent  of  income in the contract.  If you are  exchanging  another  annuity  contract for this  annuity, certain  pre-August  14, 1982 deposits  into an annuity  contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability.  This  information on deposits  must be provided to the Company by the other  insurance  company at the time of the  exchange.  There is income  in the  contract  generally  to the extent the cash value exceeds the investment in the contract.  The investment in the  contract is equal to the amount of premiums  paid less any amount  received previously  which was  excludable  from gross  income.  Any  direct or  indirect borrowing  against the value of the  contract  or  pledging  of the  contract as security for a loan will be treated as a cash distribution under the tax law.

       In order to be treated  as an annuity  contract  for  federal  income tax purposes,  Section  72(s) of the Code  requires  any  non-qualified  contract to contain certain provisions  specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically,
Section  72(s)  requires  that (a) if an  owner  dies on or  after  the  annuity starting  date,  but prior to the time the entire  interest in the  contract has been  distributed,  the entire  interest in the contract will be  distributed at least as rapidly as under the method of  distribution  being used as of the date of such owner's death;  and (b) if any owner dies prior to the annuity  starting date, the entire interest in the contract will be distributed  within five years after the date of such owner's  death.  These  requirements  will be  considered satisfied  as to any portion of an owner's  interest  which is payable to or for the benefit of a designated  beneficiary and which is distributed  over the life of such  designated  beneficiary or over a period not extending  beyond the life expectancy of that beneficiary,  provided that such  distributions  begin within one year of the owner's death.  The designated  beneficiary  refers to a natural person  designated  by the owner as a beneficiary  and to whom  ownership of the contract passes by reason of death.  However,  if the designated  beneficiary is the surviving  spouse of the deceased owner,  the contract may be continued with the surviving  spouse as the new owner.  Contracts will be  administered  by the
Company in accordance  with these rules and the Company will make a notification when payments should be commenced.  Special values apply regarding  distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

                                       6

INDIVIDUAL RETIREMENT ANNUITIES

       To the  extent  of  earned  income  for the  year and not  exceeding  the applicable  limit  for the  taxable  year,  an  individual  may make  deductible contributions  to an individual  retirement  annuity (IRA). The applicable limit
($2,000 per year prior to 2002) has been  increased by the  Economic  Growth and
Tax  Relief  Reconciliation  Act of 2001  ("EGTRRA").  The limit is  $3,000  for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007,  and $5,000 for
2008, and will be indexed for inflation in years  subsequent to 2008.  There are certain  limits on the  deductible  amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan.
If an  individual  is married and the spouse does not have  earned  income,  the individual may establish IRAs for the individual and spouse.  Purchase  payments may then be made  annually  into IRAs for both spouses in the maximum  amount of
100% of earned  income up to a combined  limit  based on the  individual  limits outlined above.

       The Code provides for the purchase of a Simplified Employee Pension (SEP)
plan. A SEP is funded through an IRA with an annual employer  contribution limit of up to $40,000 for each  participant.  The Internal  Revenue  Services has not reviewed the contract for  qualifications  as an IRA, and has not addressed in a ruling of general  applicability  whether a death benefit  provision such as the optional  enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

       Effective  January 1, 1997,  employers may establish a savings  incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary  reduction  contributions to an IRA based on a percentage of compensation of up to the applicable  limit for the taxable year.  The  applicable  limit was increased  under EGTRRA.  The  applicable  limit was  increased  under EGTRRA to
$7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for  inflation  for years after 2005.  (Alternatively,  the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer  must either make a matching  contribution  or a nonelective  contribution  based on the  prescribed  formulas  for all  eligible employees.  Early  withdrawals are subject to the 10% early  withdrawal  penalty generally  applicable  to IRAs,  except that an early  withdrawal by an employee under a SIMPLE plan IRA, within the first two years of  participation,  shall be subject to a 25% early withdrawal tax.

ROTH IRAS

       Effective  January  1, 1998,  Section  408A of the Code  permits  certain individuals to contribute to a Roth IRA.  Eligibility to make  contributions  is based upon income, and the applicable limits vary based on marital status and/or whether  the  contribution  is a rollover  contribution  from  another IRA or an annual  contribution.  Contributions to a Roth IRA, which are subject to certain limitations  (similar to the annual limits for the traditional  IRA's),  are not deductible  and must be made in cash or as a rollover or transfer  from  another
Roth IRA or other IRA. A conversion of a "traditional"  IRA to a Roth IRA may be subject to tax and other special rules apply.  You should  consult a tax adviser before  combining  any  converted  amounts  with other  Roth IRA  contributions, including any other conversion amounts from other tax years.

       Qualified  distributions  from a  Roth  IRA  are  tax-free.  A  qualified distribution  requires that the Roth IRA has been held for at least 5 years, and the  distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount  ($10,000) for a qualified  first time home purchase for the owner or certain  relatives.  Income tax and a 10%  penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain  exceptions) or (2)
during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

       Under a qualified pension or profit-sharing  plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation  until received by a participant or beneficiary.

       Distributions  are generally taxable to the participant or beneficiary as ordinary income in the year of receipt.  Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable.  Under a qualified  plan,  the investment in the contract may be zero.

       The annual limits that apply to the amounts that may be  contributed to a defined  contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000. The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002,

                                       7

$12,000 in 2003,  $13,000  in 2004,  $14,000  in 2005 and  $15,000 in 2005.  The
$15,000 annual limit will be indexed for inflation after 2005.

SECTION 403(B) PLANS

       Under Code section  403(b),  payments made by public  school  systems and certain  tax  exempt  organizations  to  purchase  annuity  contracts  for their employees  are  excludable  from the gross  income of the  employee,  subject to certain  limitations.  However,  these  payments  may be subject to FICA (Social
Security)  taxes. A qualified  contract issued as a tax-sheltered  annuity under section  403(b) will be amended as necessary to conform to the  requirements  of the Code.  The annual  limits  under Code  Section  403(b) for  employee  salary reduction  deferrals  are  increased  under the same rules  applicable to 401(k)
plans ($11,000 in 2002, etc.)

       Code section  403(b)(11)  restricts this distribution  under Code section
403(b) annuity contracts of: (1) elective  contributions made in years beginning after December 31, 1998; (2) earnings on those  contributions;  and (3) earnings in such years on amounts held as of the last year  beginning  before  January 1,
1989.  Distribution  of those amounts may only occur upon death of the employee, attainment  of age 59 1/2,  separation  from service,  disability,  or financial hardship. In addition,  income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

       The portion of a distribution,  which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1.     ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS,
       FROM  QUALIFIED  PENSION  AND  PROFIT-SHARING  PLANS,  OR FROM 457  PLANS
       SPONSORED BY GOVERNMENTAL ENTITIES

       There is a mandatory 20% tax withholding for plan  distributions that are eligible  for  rollover  to an  IRA  or to  another  qualified  retirement  plan
(including  a 457 plan  sponsored  by a  governmental  entity)  but that are not directly  rolled  over.  A  distribution  made  directly  to  a  participant  or beneficiary may avoid this result if:

       (a)    a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

       (b)    a term-for-years  settlement  distribution is elected for a period of ten years or more, payable at least annually, or

       (c)    a minimum  required  distribution  as defined under the tax law is taken  after the  attainment  of the age of 70 1/2or as  otherwise required by law, or

       (d)    the distribution is a hardship distribution.

       A distribution including a rollover that is not a direct rollover will be subject to the 20%  withholding,  and a 10%  additional tax penalty may apply to any amount not added back in the rollover.  The 20% withholding may be recovered when the  participant or beneficiary  files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds,  except to  the  extent  that  the  participant  or  spousal  beneficiary  is  otherwise underwithheld or short on estimated taxes for that year.

2.     OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

       To the extent not described as requiring 20% withholding in 1 above,  the portion of a non-periodic  distribution,  which constitutes taxable income, will be subject to federal  income tax  withholding,  if the aggregate  distributions exceed  $200  for the  year,  unless  the  recipient  elects  not to have  taxes withheld.  If no such election is made, 10% of the taxable  distribution will be withheld  as federal  income  tax.  Election  forms will be provided at the time distributions  are requested.  This form of  withholding  applies to all annuity programs.

                                       8

3.     PERIODIC DISTRIBUTIONS  (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN
       ONE YEAR)

       The portion of a periodic distribution, which constitutes taxable income, will be subject to federal  income tax  withholding  under the wage  withholding tables as if the recipient were married claiming three  exemptions.  A recipient may elect not to have income taxes  withheld or have income taxes  withheld at a different rate by providing a completed  election  form.  Election forms will be provided  at the time  distributions  are  requested.  This form of  withholding applies to all annuity  programs.  As of January 1, 2002, a recipient  receiving periodic  payments  (e.g.,  monthly or annual  payments under an annuity option)
which total  $15,360 or less per year,  will  generally be exempt from  periodic withholding.

       Recipients who elect not to have  withholding made are liable for payment of federal income tax on the taxable portion of the distribution. All recipients may also be  subject to  penalties  under the  estimated  tax  payment  rules if withholding  and  estimated  tax  payments  are  not  sufficient  to  cover  tax liabilities.

       Recipients who do not provide a social  security number or other taxpayer identification  number  will  not be  permitted  to  elect  out of  withholding.
Additionally,  U.S  citizens  residing  outside of the  country,  or U.S.  legal residents  temporarily  residing  outside the country,  are subject to different withholding rules and cannot elect out of withholding.

                             INDEPENDENT ACCOUNTANTS

       KPMG LLP, One Financial  Plaza,  Hartford,  CT 06103 has been selected as independent auditors to examine and report on the fund's financial statements.

       The  consolidated  financial  statements  and  schedules of The Travelers
Insurance  Company and  subsidiaries  as of December 31, 2001 and 2000,  and for each of the years in the  three-year  period ended  December 31, 2001,  included herein,  and the financial  statements of The Travelers  Separate Account PF for
Variable  Annuities as of December 31, 2001 and for the years ended December 31,
2001 and 2000,  also  included  herein,  have been included in reliance upon the reports  of  KPMG  LLP,  independent  certified  public  accountants,  appearing elsewhere  herein,  and upon the authority of said firm as experts in accounting and  auditing.  The audit  reports  covering  the  December  31, 2001  financial statements  and schedules of The Travelers  Insurance  Company and  subsidiaries refer to changes in accounting for derivative instruments and hedging activities and for securitized financial assets.

                                       9

PRIMELITE

                       STATEMENT OF ADDITIONAL INFORMATION

                   SEPARATE ACCOUNT PF FOR VARIABLE ANNUITIES

                      Individual Variable Annuity Contract
                                    issued by

                         The Travelers Insurance Company
                                One Tower Square
                           Hartford, Connecticut 06183

L-12684S                                                                May 2002

ANNUAL REPORT
DECEMBER 31, 2001

                        THE TRAVELERS SEPARATE ACCOUNT PF
                        FOR VARIABLE ANNUITIES

[TRAVELERS LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Tower Square
Hartford, CT 06183

THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2001

                                   APPRECIATION    FUNDAMENTAL VALUE   SELECT BALANCED   SELECT GROWTH
                                     PORTFOLIO        PORTFOLIO           PORTFOLIO        PORTFOLIO
                                   -------------   -----------------   ---------------   -------------

ASSETS:
  Investments at market value:     $ 65,187,808      $   7,893,172      $  27,356,534     $ 20,356,684
  Receivables:
    Dividends ................               --                 --                 --               --
                                   ------------      --------------     -------------     ------------
      Total Assets ...........       65,187,808          7,893,172         27,356,534       20,356,684
                                   ------------      --------------     -------------     ------------
LIABILITIES:
  Payables:
    Insurance charges ........            6,728                808              2,815            2,104
    Administrative fees ......              807                 97                338              252
                                   ------------      --------------     -------------     ------------
      Total Liabilities ......            7,535                905              3,153            2,356
                                   ------------      --------------     -------------     ------------
NET ASSETS: ..................     $ 65,180,273      $   7,892,267      $  27,353,381     $ 20,354,328
                                   ============      ==============     =============     ============

                       See Notes to Financial Statements
                                      -1-

THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                      SELECT HIGH GROWTH    GROWTH AND INCOME     SELECT GOVERNMENT    SMITH BARNEY LARGE
                                          PORTFOLIO             PORTFOLIO             PORTFOLIO        CAP CORE PORTFOLIO
                                      ------------------    -----------------     -----------------    ------------------

ASSETS:
  Investments at market value: ......     $ 11,236,103          $ 5,066,275          $ 1,094,064          $ 13,358,084

  Receivables:
    Dividends .......................               --                   --                   --                    --
                                          ------------          -----------          -----------          ------------

      Total Assets ..................       11,236,103            5,066,275            1,094,064            13,358,084
                                          ------------          -----------          -----------          ------------

LIABILITIES:
  Payables:
    Insurance charges ...............            1,165                  523                  113                 1,384
    Administrative fees .............              140                   63                   13                   167
                                          ------------          -----------          -----------          ------------

      Total Liabilities .............            1,305                  586                  126                 1,551
                                          ------------          -----------          -----------          ------------

NET ASSETS: .........................     $ 11,234,798          $ 5,065,689          $ 1,093,938          $ 13,356,533
                                          ============          ===========          ===========          ============

                       See Notes to Financial Statements
                                      -2-

THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

   SMITH BARNEY                                             SOCIAL                          SMITH BARNEY
PREMIER SELECTIONS     MFS MID CAP            MFS          AWARENESS           MFS           AGGRESSIVE
  ALL CAP GROWTH          GROWTH           RESEARCH          STOCK        TOTAL RETURN         GROWTH
    PORTFOLIO           PORTFOLIO          PORTFOLIO       PORTFOLIO        PORTFOLIO         PORTFOLIO
------------------   --------------      ------------     -----------     ------------      -------------

   $ 4,793,733        $ 27,246,258       $ 15,036,711     $ 3,269,552     $ 20,178,371      $ 36,158,888

            --                  --                 --              --               --                --
   -----------        ------------       ------------     -----------     ------------      ------------
     4,793,733          27,246,258         15,036,711       3,269,552       20,178,371        36,158,888
   -----------        ------------       ------------     -----------     ------------      ------------

           499               2,838              1,558             339            2,071             3,769
            59                 341                187              40              248               452
   -----------        ------------       ------------     -----------     ------------      ------------
           558               3,179              1,745             379            2,319             4,221
   -----------        ------------       ------------     -----------     ------------      ------------

   $ 4,793,175        $ 27,243,079       $ 15,034,966     $ 3,269,173     $ 20,176,052      $ 36,154,667
   ===========        ============       ============     ===========     ============      ============

                       See Notes to Financial Statements
                                      -3-

THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                                              SMITH BARNEY                             SMITH BARNEY
                                                              INTERNATIONAL       SMITH BARNEY             LARGE
                                         SMITH BARNEY             ALL CAP           LARGE CAP         CAPITALIZATION
                                         HIGH INCOME              GROWTH              VALUE               GROWTH
                                          PORTFOLIO             PORTFOLIO           PORTFOLIO            PORTFOLIO
                                         ------------         ------------         ------------       --------------

ASSETS:
  Investments at market value: .....     $ 7,768,627          $11,260,357          $26,392,330          $   337,890

  Receivables:
    Dividends ......................              --                   --                   --                   --
                                         -----------          -----------          -----------          -----------
      Total Assets .................       7,768,627           11,260,357           26,392,330              337,890
                                         -----------          -----------          -----------          -----------

LIABILITIES:
  Payables:
    Insurance charges ..............             796                1,155                2,728                   35
    Administrative fees ............              95                  139                  327                    4
                                         -----------          -----------          -----------          -----------
      Total Liabilities ............             891                1,294                3,055                   39
                                         -----------          -----------          -----------          -----------

NET ASSETS: ........................     $ 7,767,736          $11,259,063          $26,389,275          $   337,851
                                         ===========          ===========          ===========          ===========

                       See Notes to Financial Statements
                                      -4-

THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                                            EMERGING            GROWTH AND        SMITH BARNEY
 SMITH BARNEY    SMITH BARNEY         COMSTOCK               GROWTH              INCOME         SMALL CAP GROWTH
 MID CAP CORE    MONEY MARKET         PORTFOLIO            PORTFOLIO           PORTFOLIO         OPPORTUNITIES
  PORTFOLIO       PORTFOLIO        CLASS II SHARES      CLASS II SHARES     CLASS II SHARES        PORTFOLIO
-------------    ------------      ---------------      ---------------     ---------------     ----------------

$  1,444,431      $22,614,671         $ 9,707,214         $11,941,211         $ 7,516,283         $ 2,124,830

          --           10,963                  --                  --                  --                  --
------------      -----------         -----------         -----------         -----------         -----------
   1,444,431       22,625,634           9,707,214          11,941,211           7,516,283           2,124,830
------------      -----------         -----------         -----------         -----------         -----------

         149            2,329                 997               1,238                 773                 221
          19              280                 120                 149                  93                  26
------------      -----------         -----------         -----------         -----------         -----------
         168            2,609               1,117               1,387                 866                 247
------------      -----------         -----------         -----------         -----------         -----------

$  1,444,263      $22,623,025         $ 9,706,097         $11,939,824         $ 7,515,417         $ 2,124,583
============      ===========         ===========         ===========         ===========         ===========

                       See Notes to Financial Statements
                                      -5-

THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                                       COMBINED
                                                     ------------

ASSETS:
  Investments at market value: ...................   $359,340,081

  Receivables:
    Dividends ....................................         10,963
                                                     ------------
      Total Assets ...............................    359,351,044
                                                     ------------

LIABILITIES:
  Payables:
    Insurance charges ............................         37,135
    Administrative fees ..........................          4,456
                                                     ------------
      Total Liabilities ..........................         41,591
                                                     ------------

NET ASSETS: ......................................   $359,309,453
                                                     ============

                       See Notes to Financial Statements

                                      -6-

THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                          FUNDAMENTAL          SELECT             SELECT
                                                       APPRECIATION          VALUE            BALANCED         CONSERVATIVE
                                                         PORTFOLIO         PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                       ------------       ------------       -----------       ------------

INVESTMENT INCOME:
  Dividends .......................................    $   710,473        $    10,900        $   949,254        $   360,140
                                                       -----------        -----------        -----------        -----------
EXPENSES:
  Insurance charges ...............................        790,892             26,353            301,109             19,273
  Administrative fees .............................         94,907              3,162             36,133              2,313
                                                       -----------        -----------        -----------        -----------
    Total expenses ................................        885,799             29,515            337,242             21,586
                                                       -----------        -----------        -----------        -----------
      Net investment income (loss) ................       (175,326)           (18,615)           612,012            338,554
                                                       -----------        -----------        -----------        -----------
REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ....................             --            161,004            783,357             37,153
    Realized gain (loss) on sale of investments ...       (124,739)           (12,680)          (133,634)          (380,038)
                                                       -----------        -----------        -----------        -----------
      Realized gain (loss) ........................       (124,739)           148,324            649,723           (342,885)
                                                       -----------        -----------        -----------        -----------
    Change in unrealized gain (loss)
      on investments ..............................     (3,194,145)             3,961         (2,050,233)            70,173
                                                       -----------        -----------        -----------        -----------
  Net increase (decrease) in net assets
    resulting from operations .....................    $(3,494,210)       $   133,670        $  (788,498)       $    65,842
                                                       ===========        ===========        ===========        ===========

                       See Notes to Financial Statements
                                      -7-

THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                               SELECT          SELECT            SELECT            GROWTH
                                               GROWTH        HIGH GROWTH         INCOME           AND INCOME
                                             PORTFOLIO        PORTFOLIO         PORTFOLIO         PORTFOLIO
                                            -----------      -----------       -----------       -----------

INVESTMENT INCOME:
  Dividends ............................   $        --       $   626,454       $   183,588       $        --
                                           -----------       -----------       -----------       -----------
EXPENSES:
  Insurance charges ....................       269,694           152,909             7,677            49,395
  Administrative fees ..................        32,363            18,349               921             5,927
                                           -----------       -----------       -----------       -----------
    Total expenses .....................       302,057           171,258             8,598            55,322
                                           -----------       -----------       -----------       -----------
      Net investment income (loss) .....      (302,057)          455,196           174,990           (55,322)
                                           -----------       -----------       -----------       -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution .........            --           579,819                --                --
    Realized gain (loss) on sale
      of investments ...................      (298,073)         (370,429)         (233,552)          (52,410)
                                           -----------       -----------       -----------       -----------
      Realized gain (loss) .............      (298,073)          209,390          (233,552)          (52,410)
                                           -----------       -----------       -----------       -----------
    Change in unrealized gain (loss)
      on investments ...................    (2,062,672)       (2,557,153)           87,848          (346,512)
                                           -----------       -----------       -----------       -----------
  Net increase (decrease) in net assets
    resulting from operations ..........   $(2,662,802)      $(1,892,567)      $    29,286       $  (454,244)
                                           ===========       ===========       ===========       ===========

                       See Notes to Financial Statements

                                      -8-

THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES
                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                              SMITH BARNEY
                                         SMITH BARNEY           PREMIER
     SELECT              SELECT             LARGE CAP           SELECTIONS          MFS MID CAP             MFS
   GOVERNMENT          SMALL CAP             CORE             ALL CAP GROWTH           GROWTH             RESEARCH
   PORTFOLIO           PORTFOLIO           PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO
 ------------        ------------        ------------        ---------------       ------------         ------------

  $      --         $         --         $         --         $         --         $         --         $      6,714
  ---------         ------------         ------------         ------------         ------------         ------------

     12,351                6,579              149,208               55,254              370,852              210,201
      1,482                  790               17,905                6,630               44,502               25,224
  ---------         ------------         ------------         ------------         ------------         ------------
     13,833                7,369              167,113               61,884              415,354              235,425
  ---------         ------------         ------------         ------------         ------------         ------------
    (13,833)              (7,369)            (167,113)             (61,884)            (415,354)            (228,711)
  ---------         ------------         ------------         ------------         ------------         ------------

         --                   --                   --                   --            6,334,545            1,057,431
      7,708             (320,014)            (162,947)             (75,847)            (495,859)            (408,807)
  ---------         ------------         ------------         ------------         ------------         ------------
      7,708             (320,014)            (162,947)             (75,847)           5,838,686              648,624
  ---------         ------------         ------------         ------------         ------------         ------------
     44,725              209,877           (1,637,563)            (574,199)         (14,172,054)          (5,234,885)
  ---------         ------------         ------------         ------------         ------------         ------------

  $  38,600         $   (117,506)        $ (1,967,623)        $   (711,930)        $ (8,748,722)        $ (4,814,972)
  =========         ============         ============         ============         ============         ============

                       See Notes to Financial Statements

                                      -9-

THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                       SOCIAL                     SMITH BARNEY
                                                      AWARENESS       MFS TOTAL    AGGRESSIVE      SMITH BARNEY
                                                        STOCK          RETURN        GROWTH         HIGH INCOME
                                                      PORTFOLIO       PORTFOLIO     PORTFOLIO        PORTFOLIO
                                                     -----------    -----------    -----------     -----------

INVESTMENT INCOME:
  Dividends ......................................   $    13,144    $   469,082    $        --     $   814,141
                                                     -----------    -----------    -----------     -----------
EXPENSES:
  Insurance charges ..............................        33,470        217,502        344,674         86,384
  Administrative fees ............................         4,017         26,100         41,361         10,366
                                                     -----------    -----------    -----------     -----------
    Total expenses ...............................        37,487        243,602        386,035         96,750
                                                     -----------    -----------    -----------     -----------
      Net investment income (loss) ...............       (24,343)       225,480       (386,035)       717,391
                                                     -----------    -----------    -----------     -----------
REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ...................            --        583,746             --             --
    Realized gain (loss) on sale of investments ..       (43,842)        39,653       (106,281)      (215,193)
                                                     -----------    -----------    -----------     -----------
      Realized gain (loss) .......................       (43,842)       623,399       (106,281)      (215,193)
                                                     -----------    -----------    -----------     -----------
    Change in unrealized gain (loss)
      on investments .............................      (399,179)    (1,031,451)      (781,343)      (903,073)
                                                     -----------    -----------    -----------     -----------
  Net increase (decrease) in net assets
    resulting from operations ....................   $  (467,364)   $  (182,572)   $(1,273,659)   $  (400,875)
                                                     ===========    ===========    ===========     ===========

                       See Notes to Financial Statements
                                      -10-

THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                          SMITH BARNEY
 SMITH BARNEY         SMITH BARNEY           LARGE                                                   COMSTOCK
INTERNATIONAL          LARGE CAP         CAPITALIZATION     SMITH BARNEY        SMITH BARNEY        PORTFOLIO
ALL CAP GROWTH           VALUE               GROWTH         MID CAP CORE        MONEY MARKET        CLASS II
  PORTFOLIO           PORTFOLIO            PORTFOLIO         PORTFOLIO            PORTFOLIO           SHARES
--------------      -------------       --------------      -------------       -------------       ----------

$         --         $   357,033         $        --         $        --         $   575,768        $        --
------------         -----------         -----------         -----------         -----------        -----------

     155,521             320,815                 983               5,986             219,193             65,063
      18,663              38,498                 118                 718              26,304              7,807
------------         -----------         -----------         -----------         -----------        -----------
     174,184             359,313               1,101               6,704             245,497             72,870
------------         -----------         -----------         -----------         -----------        -----------
    (174,184)             (2,280)             (1,101)             (6,704)            330,271            (72,870)
------------         -----------         -----------         -----------         -----------        -----------

          --             917,487                  --                  --                  --              9,944
    (400,986)            (65,494)               (448)             (8,136)                 --            (16,368)
------------         -----------         -----------         -----------         -----------        -----------
    (400,986)            851,993                (448)             (8,136)                 --             (6,424)
------------         -----------         -----------         -----------         -----------        -----------
  (4,552,444)         (3,410,402)              5,214              32,769                  --           (179,079)
------------         -----------         -----------         -----------         -----------        -----------

$ (5,127,614)        $(2,560,689)        $     3,665         $    17,929         $   330,271        $  (258,373)
============         ===========         ===========         ===========         ===========        ===========

                       See Notes to Financial Statements

                                      -11-

THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                                            SMITH BARNEY SMALL
                                                   EMERGING GROWTH      GROWTH AND INCOME      CAP GROWTH
                                                  PORTFOLIO CLASS II    PORTFOLIO CLASS II    OPPORTUNITIES
                                                        SHARES               SHARES              PORTFOLIO          COMBINED
                                           ------------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends ......................................    $         --         $         --        $         --       $  5,076,691
                                                      ------------         ------------        ------------       ------------

EXPENSES:
  Insurance charges ..............................         124,631               54,575              16,403          4,066,947
  Administrative fees ............................          14,955                6,549               1,969            488,033
                                                      ------------         ------------        ------------       ------------

    Total expenses ...............................         139,586               61,124              18,372          4,554,980
                                                      ------------         ------------        ------------       ------------

      Net investment income (loss) ...............        (139,586)             (61,124)            (18,372)           521,711
                                                      ------------         ------------        ------------       ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ...................              --               17,880                  --         10,482,366
    Realized gain (loss) on sale of investments ..        (415,431)             (18,395)            (16,652)        (4,328,894)
                                                      ------------         ------------        ------------       ------------

      Realized gain (loss) .......................        (415,431)                (515)            (16,652)         6,153,472
                                                      ------------         ------------        ------------       ------------

    Change in unrealized gain (loss)
      on investments .............................      (3,159,877)             (73,076)            (59,123)       (45,923,896)
                                                      ------------         ------------        ------------       ------------

Net increase (decrease) in net assets
  resulting from operations ......................    $ (3,714,894)        $   (134,715)       $    (94,147)      $(39,248,713)
                                                      ============         ============        ============       ============

                       See Notes to Financial Statements
                                      -12-

THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                    APPRECIATION               FUNDAMENTAL VALUE          SELECT BALANCED
                                                      PORTFOLIO                    PORTFOLIO                 PORTFOLIO
                                            ----------------------------    ----------------------   ----------------------------
                                                 2001            2000           2001         2000         2001           2000
                                            ------------    ------------    ------------    ------   ------------    ------------

OPERATIONS:
  Net investment income (loss) ..........  $   (175,326)   $   (373,101)   $    (18,615)   $    --   $    612,012    $    280,257
  Realized gain (loss) ..................      (124,739)        840,624         148,324         --        649,723         657,904
  Change in unrealized gain (loss)
    on investments ......................    (3,194,145)     (1,266,812)          3,961         --     (2,050,233)       (419,804)
                                           ------------    ------------    ------------    -------   ------------    ------------
    Net increase (decrease) in net
      assets resulting from operations ..    (3,494,210)       (799,289)        133,670         --       (788,498)        518,357
                                           ------------    ------------    ------------    -------   ------------    ------------
UNIT TRANSACTIONS:
  Participant purchase payments .........    12,151,109      24,958,391       6,366,974         --      5,981,965       5,683,202
  Participant transfers from other
    Travelers accounts ..................     2,038,555       3,779,031       1,709,518         --      8,038,147         990,319
  Administrative charges ................       (55,847)        (39,733)           (816)        --        (16,481)         (8,613)
  Contract surrenders ...................    (4,079,321)     (2,782,863)        (78,544)        --     (1,708,977)       (772,992)
  Participant transfers to other
    Travelers accounts ..................    (3,822,353)     (7,822,543)       (238,535)        --     (1,760,078)       (851,439)
  Other payments to participants ........      (670,618)       (208,301)             --         --       (474,231)       (120,275)
                                           ------------    ------------    ------------    -------   ------------    ------------
    Net increase (decrease) in net assets
      resulting from unit transactions ..     5,561,525      17,883,982       7,758,597         --     10,060,345       4,920,202
                                           ------------    ------------    ------------    -------   ------------    ------------
      Net increase (decrease) in
        net assets ......................     2,067,315      17,084,693       7,892,267         --      9,271,847       5,438,559
NET ASSETS:
    Beginning of year ...................    63,112,958      46,028,265            --           --     18,081,534      12,642,975
                                           ------------    ------------    ------------    -------   ------------    ------------
    End of year .........................  $ 65,180,273    $ 63,112,958    $  7,892,267    $    --   $ 27,353,381    $ 18,081,534
                                           ============    ============    ============    =======   ============    ============

                       See Notes to Financial Statements
                                      -13-

THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                SELECT CONSERVATIVE                SELECT GROWTH              SELECT HIGH GROWTH
                                                     PORTFOLIO                       PORTFOLIO                     PORTFOLIO
                                           ----------------------------  ----------------------------  ----------------------------
                                                2001           2000           2001          2000           2001           2000
                                           ------------   -------------  -------------  -------------  -------------  -------------

OPERATIONS:
  Net investment income (loss) ..........   $    338,554   $    140,826   $   (302,057)  $    314,278   $    455,196   $    174,025
  Realized gain (loss) ..................       (342,885)        84,666       (298,073)       812,145        209,390        372,589
  Change in unrealized gain (loss)
    on investments ......................         70,173       (110,363)    (2,062,672)    (2,593,020)    (2,557,153)    (1,780,607)
                                            ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in net assets
      resulting from operations .........         65,842        115,129     (2,662,802)    (1,466,597)    (1,892,567)    (1,233,993)
                                            ------------   ------------   ------------   ------------   ------------   ------------
UNIT TRANSACTIONS:
  Participant purchase payments .........        660,485      1,552,446      1,910,770      8,108,581      1,067,338      6,867,779
  Participant transfers from other
    Travelers accounts ..................        126,154        324,017        568,549      1,173,384        267,828      1,169,075
  Administrative charges ................            (18)        (2,104)       (19,158)       (15,530)       (13,225)        (9,879)
  Contract surrenders ...................       (205,700)      (354,397)    (1,371,969)    (1,241,446)      (923,114)      (689,845)
  Participant transfers to other
    Travelers accounts ..................     (5,057,083)      (884,709)    (1,982,435)    (1,600,844)    (1,488,147)      (587,241)
  Other payments to participants ........             --             --       (410,719)        (8,489)       (29,660)       (40,700)
                                            ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in net assets
      resulting from unit transactions ..     (4,476,162)       635,253     (1,304,962)     6,415,656     (1,118,980)     6,709,189
                                            ------------   ------------   ------------   ------------   ------------   ------------
      Net increase (decrease) in net
      assets ............................     (4,410,320)       750,382     (3,967,764)     4,949,059     (3,011,547)     5,475,196

NET ASSETS:
    Beginning of year ...................      4,410,320      3,659,938     24,322,092     19,373,033     14,246,345      8,771,149
                                            ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................   $         --   $  4,410,320   $ 20,354,328   $ 24,322,092   $ 11,234,798   $ 14,246,345
                                            ============   ============   ============   ============   ============   ============

                       See Notes to Financial Statements
                                      -14-

THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES
                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                   GROWTH AND INCOME              SELECT GOVERNMENT            SELECT SMALL CAP
 SELECT INCOME PORTFOLIO               PORTFOLIO                      PORTFOLIO                   PORTFOLIO
--------------------------    --------------------------    --------------------------    --------------------------
   2001            2000           2001           2000           2001           2000           2001           2000
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

$   174,990    $    96,122    $   (55,322)   $     3,098    $   (13,833)   $    15,118    $    (7,369)   $    (5,456)
   (233,552)         9,589        (52,410)        10,666          7,708          5,042       (320,014)        71,820
     87,848        (62,634)      (346,512)      (146,298)        44,725         (2,778)       209,877       (209,877)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

     29,286         43,077       (454,244)      (132,534)        38,600         17,382       (117,506)      (143,513)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    423,063        471,031      2,765,733      2,941,234        529,905        234,726        336,493      1,371,634
     74,867         43,435        385,713         80,068        453,415        202,703         57,501        357,981
         (8)        (1,042)        (2,214)          (125)          (480)           (32)            (2)          (114)
    (25,643)      (203,982)      (154,747)       (37,259)       (51,116)        (8,609)        (8,843)        (7,861)
 (2,312,110)      (176,065)      (286,075)       (39,861)      (214,230)      (108,326)    (1,788,880)       (56,890)
         --             --             --             --             --             --             --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

 (1,839,831)       133,377      2,708,410      2,944,057        717,494        320,462     (1,403,731)     1,664,750
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
 (1,810,545)       176,454      2,254,166      2,811,523        756,094        337,844     (1,521,237)     1,521,237

  1,810,545      1,634,091      2,811,523             --        337,844             --      1,521,237             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$        --    $ 1,810,545    $ 5,065,689    $ 2,811,523    $ 1,093,938    $   337,844    $        --    $ 1,521,237
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements
                                      -15-

THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                                  SMITH BARNEY
                                                  SMITH BARNEY                 PREMIER SELECTIONS                  MFS
                                                   LARGE CAP                    ALL CAP GROWTH                MID CAP GROWTH
                                                 CORE PORTFOLIO                    PORTFOLIO                    PORTFOLIO
                                           ----------------------------    -------------------------   --------------------------
                                                2001           2000           2001           2000          2001          2000
                                           -------------   ------------    ----------    -----------   ------------   -----------

OPERATIONS:
  Net investment income (loss) ............  $  (167,113)  $   (20,563)      $(61,884)   $   (3,906)   $   (415,354)   $ (357,273)
  Realized gain (loss) ....................     (162,947)         (378)       (75,847)       10,776       5,838,686     1,849,816
  Change in unrealized gain (loss)
    on investments ........................   (1,637,563)     (855,506)      (574,199)      (61,658)    (14,172,054)    (1,571,066)
                                             -----------   -----------     ----------     ---------    ------------   ------------
    Net increase (decrease) in net
      assets resulting from operations ....   (1,967,623)     (876,447)      (711,930)      (54,788)     (8,748,722)      (78,523)
                                             -----------   -----------     ----------    ----------    ------------   ------------
UNIT TRANSACTIONS:
  Participant purchase payments ...........    5,206,990     9,575,145      2,094,305     2,454,457       4,801,640    20,915,661
  Participant transfers from other
    Travelers accounts ....................    1,016,344     1,875,409        639,578     1,068,712       1,478,725     5,095,969
  Administrative charges ..................      (7,145)          (616)        (2,974)         (250)        (26,148)      (15,543)
  Contract surrenders .....................    (526,427)      (112,304)      (167,455)      (25,039)     (1,972,820)   (1,214,303)
  Participant transfers to other
    Travelers accounts ....................    (549,826)      (137,990)      (399,530)      (51,651)     (1,774,420)   (1,634,302)
  Other payments to participants ..........    (138,977)            --        (50,260)           --        (131,932)           --
                                             -----------   ------------    ----------    -----------   ------------   -----------
    Net increase (decrease) in net assets
      resulting from unit transactions ....    5,000,959    11,199,644      2,113,664      3,446,229      2,375,045    23,147,482
                                             -----------   -----------     ----------    -----------   ------------   -----------
      Net increase (decrease) in
        net assets ........................    3,033,336    10,323,197      1,401,734      3,391,441     (6,373,677)   23,068,959

NET ASSETS:
    Beginning of year .....................   10,323,197            --      3,391,441             --     33,616,756    10,547,797
                                             -----------   ------------    ----------    -----------   ------------   -----------
    End of year ...........................  $13,356,533   $10,323,197     $4,793,175    $ 3,391,441   $ 27,243,079   $33,616,756
                                             ===========   ============    ==========    ===========   ============   ===========

                       See Notes to Financial Statements
                                      -16-

THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

         MFS RESEARCH              SOCIAL AWARENESS STOCK             MFS TOTAL RETURN               SMITH BARNEY AGGRESSIVE
          PORTFOLIO                       PORTFOLIO                      PORTFOLIO                       GROWTH PORTFOLIO
----------------------------    ----------------------------    ----------------------------    ----------------------------
    2001             2000           2001             2000           2001            2000            2001            2000
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

$   (228,711)   $   (264,915)   $    (24,343)   $     (5,064)   $    225,480    $    161,176    $   (386,035)   $    (84,975)
     648,624         388,344         (43,842)          3,850         623,399         406,218        (106,281)             --

  (5,234,885)     (1,863,055)       (399,179)        (22,171)     (1,031,451)      1,360,482        (781,343)       (864,530)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

  (4,814,972)     (1,739,626)       (467,364)        (23,385)       (182,572)      1,927,876      (1,273,659)       (949,505)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   1,914,236       9,588,866       2,130,444       1,523,660       5,451,082       6,051,458      17,879,866      15,274,663

     368,811       1,401,695         430,979         114,559       1,354,745         992,759       3,615,418       5,242,323
     (16,286)        (13,556)         (1,812)           (111)        (12,299)         (7,387)        (22,697)         (2,275)
  (1,234,102)     (1,092,400)       (238,803)        (13,128)     (1,084,582)       (699,330)     (1,582,265)       (177,464)

  (1,302,275)     (1,219,475)       (163,554)         (9,252)       (980,128)     (1,123,020)     (1,521,034)       (247,656)
     (70,564)        (49,131)        (13,060)             --         (38,436)        (52,241)        (81,048)             --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

    (340,180)      8,615,999       2,144,194       1,615,728       4,690,382       5,162,239      18,288,240      20,089,591
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
  (5,155,152)      6,876,373       1,676,830       1,592,343       4,507,810       7,090,115      17,014,581      19,140,086

  20,190,118      13,313,745       1,592,343              --      15,668,242       8,578,127      19,140,086              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$ 15,034,966    $ 20,190,118    $  3,269,173    $  1,592,343    $ 20,176,052    $ 15,668,242    $ 36,154,667    $ 19,140,086
============    ============    ============    ============    ============    ============    ============    ============

                       See Notes to Financial Statements
                                      -17-

THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                        SMITH BARNEY HIGH INCOME      SMITH BARNEY INTERNATIONAL        SMITH BARNEY LARGE CAP
                                               PORTFOLIO               ALL CAP GROWTH PORTFOLIO             VALUE PORTFOLIO
                                     ----------------------------    ----------------------------    ----------------------------
                                          2001           2000            2001            2000            2001           2000
                                     ------------    ------------    ------------    ------------    ------------    ------------

OPERATIONS:
  Net investment income (loss) ...   $    717,391    $    454,055    $   (174,184)   $    (92,707)   $     (2,280)   $    (16,845)
  Realized gain (loss) ...........       (215,193)        (57,707)       (400,986)          3,257         851,993         375,756
  Change in unrealized gain
    (loss) on investments ........       (903,073)       (965,999)     (4,552,444)     (3,736,849)     (3,410,402)      2,133,979
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting
      from operations ............       (400,875)       (569,651)     (5,127,614)     (3,826,299)     (2,560,689)      2,492,890
                                     ------------    ------------    ------------    ------------    ------------    ------------
UNIT TRANSACTIONS:
  Participant purchase payments ..      3,113,001       2,648,154       2,220,707      11,451,047       6,472,704       8,303,290
  Participant transfers from other
    Travelers accounts ...........        630,462         596,738         855,369       1,996,866       1,223,719       1,104,887
  Administrative charges .........         (4,607)         (3,079)        (11,590)         (7,947)        (19,887)        (12,941)
  Contract surrenders ............       (594,261)       (627,741)       (799,920)       (686,663)     (1,565,094)     (1,072,991)
  Participant transfers to other
    Travelers accounts ...........       (944,113)       (829,066)     (1,111,901)     (1,406,666)     (1,207,609)     (3,577,522)
  Other payments to participants .       (120,378)        (37,199)       (150,528)        (10,196)       (284,822)        (35,823)
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........      2,080,104       1,747,807       1,002,137      11,336,441       4,619,011       4,708,900
                                     ------------    ------------    ------------    ------------    ------------    ------------
      Net increase (decrease) in
        net assets ...............      1,679,229       1,178,156      (4,125,477)      7,510,142       2,058,322       7,201,790

NET ASSETS:
    Beginning of year ............      6,088,507       4,910,351      15,384,540       7,874,398      24,330,953      17,129,163
                                     ------------    ------------    ------------    ------------    ------------    ------------
    End of year ..................   $  7,767,736    $  6,088,507    $ 11,259,063    $ 15,384,540    $ 26,389,275    $ 24,330,953
                                     ============    ============    ============    ============    ============    ============

                       See Notes to Financial Statements
                                      -18-

THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

   SMITH BARNEY LARGE
  CAPITALIZATION GROWTH        SMITH BARNEY MID CAP CORE         SMITH BARNEY MONEY MARKET             COMSTOCK PORTFOLIO
        PORTFOLIO                      PORTFOLIO                        PORTFOLIO                        CLASS II SHARES
--------------------------     --------------------------      ------------------------------      ----------------------------
   2001            2000            2001            2000            2001               2000             2001             2000
   ----            ----            ----            ----            ----               ----             ----             ----

$  (1,101)      $      --      $    (6,704)      $     --      $    330,271       $   369,884      $   (72,870)     $     4,932
     (448)             --           (8,136)            --                --                --           (6,424)           6,731

    5,214              --           32,769             --                --                --         (179,079)          81,022
---------       ---------      -----------       --------      ------------       -----------      -----------      -----------

    3,665              --           17,929             --           330,271           369,884         (258,373)          92,685
---------       ---------      -----------       --------      ------------       -----------      -----------      -----------

  278,912              --        1,223,347             --        18,771,106         9,461,658        7,051,266          923,841

   66,000              --          253,778             --         9,061,501         1,474,512        2,204,854          313,980
      (19)             --             (253)            --            (5,939)           (2,741)          (2,714)              --
   (2,011)             --           (6,218)            --        (2,753,676)         (770,389)        (224,268)          (6,142)

   (8,696)             --          (44,320)            --       (12,411,767)       (9,397,912)        (369,823)          (8,265)
       --              --               --             --          (126,503)          (33,823)         (10,944)              --
---------       ---------      -----------       --------      ------------       -----------      -----------      -----------

  334,186              --        1,426,334             --        12,534,722           731,305        8,648,371        1,223,414
---------       ---------      -----------       --------      ------------       -----------      -----------      -----------

  337,851              --        1,444,263             --        12,864,993         1,101,189        8,389,998        1,316,099

       --              --               --             --         9,758,032         8,656,843        1,316,099               --
---------       ---------      -----------       --------      ------------       -----------      -----------      -----------
$ 337,851       $      --      $ 1,444,263       $     --      $ 22,623,025       $ 9,758,032      $ 9,706,097      $ 1,316,099
=========       =========      ===========       ========      ============       ===========      ===========      ===========

                       See Notes to Financial Statements
                                      -19-

THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 For the years ended December 31, 2001 and 2000

                                                   EMERGING GROWTH                                         SMITH BARNEY SMALL CAP
                                                      PORTFOLIO                 GROWTH AND INCOME           GROWTH OPPORTUNITIES
                                                   CLASS II SHARES           PORTFOLIO CLASS II SHARES           PORTFOLIO
                                            -----------------------------  -----------------------------   -----------------------
                                                 2001           2000             2001          2000             2001         2000
                                            ------------    ------------    ------------    ------------    ------------    ------

OPERATIONS:
  Net investment income (loss) ..........   $   (139,586)   $    (16,374)   $    (61,124)   $      4,721    $    (18,372)   $   --
  Realized gain (loss) ..................       (415,431)             --            (515)         35,353         (16,652)       --
  Change in unrealized gain (loss)
    on investments ......................     (3,159,877)     (1,134,355)        (73,076)        (14,241)        (59,123)       --
                                            ------------    ------------    ------------    ------------    ------------    ------

    Net increase (decrease) in net assets
      resulting from operations .........     (3,714,894)     (1,150,729)       (134,715)         25,833         (94,147)       --
                                            ------------    ------------    ------------    ------------    ------------    ------

UNIT TRANSACTIONS:
  Participant purchase payments .........      8,591,649       5,686,194       6,173,903         788,636         309,519        --
  Participant transfers from other
    Travelers accounts ..................      1,821,952       2,713,811       1,193,699         116,955       2,107,277        --
  Administrative charges ................         (7,589)             (6)         (2,006)             --          (1,370)       --
  Contract surrenders ...................       (460,094)        (57,682)       (325,686)           (642)        (56,802)       --
  Participant transfers to other
    Travelers accounts ..................     (1,373,455)       (102,477)       (307,343)         (1,518)       (139,894)       --
  Other payments to participants ........         (6,856)             --         (11,699)             --              --        --
                                            ------------    ------------    ------------    ------------    ------------    ------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      8,565,607       8,239,840       6,720,868         903,431       2,218,730        --
                                            ------------    ------------    ------------    ------------    ------------    ------

      Net increase (decrease) in net
        assets ..........................      4,850,713       7,089,111       6,586,153         929,264       2,124,583        --

NET ASSETS:
    Beginning of year ...................      7,089,111              --         929,264              --              --        --
                                            ------------    ------------    ------------    ------------    ------------    ------
    End of year .........................   $ 11,939,824    $  7,089,111    $  7,515,417    $    929,264    $  2,124,583    $   --
                                            ============    ============    ============    ============    ============    ======

                       See Notes to Financial Statements
                                      -20-

THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

           COMBINED
------------------------------
     2001              2000
-------------    -------------
$     521,711    $     777,313
    6,153,472        5,887,061

  (45,923,896)     (14,106,140)
-------------    -------------

  (39,248,713)      (7,441,766)
-------------    -------------

  125,878,512      156,835,754

   42,043,458       32,229,188
     (253,584)        (143,624)
  (22,202,458)     (12,655,472)

  (43,559,614)     (31,874,690)
   (2,821,235)        (596,178)
-------------    -------------

   99,085,079      143,794,978
-------------    -------------

   59,836,366      136,353,212

  299,473,087      163,119,875
-------------    -------------
$ 359,309,453    $ 299,473,087
=============    =============

                       See Notes to Financial Statements
                                      -21-

NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

The Travelers Separate Account PF for Variable Annuities ("Separate Account PF")
is a separate account of The Travelers  Insurance Company ("The Travelers"),  an
indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by The Travelers.  Separate Account PF is registered  under the Investment  Company Act of 1940, as amended,  as a unit investment  trust.  Separate  Account  PF is  comprised  of  the  PrimElite  and
PrimElite II products.

Participant purchase payments applied to Separate Account PF are invested in one or more  sub-accounts  in  accordance  with the  selection  made by the contract owner. As of December 31, 2001, the investments  comprising  Separate Account PF were:

         Greenwich Street Series Fund, Massachusetts business trust, affiliate of The Travelers
               Appreciation Portfolio
               Fundamental Value Portfolio
         Smith Barney Allocation Series Inc., Maryland business trust, affiliate of The Travelers*
               Select Balanced Portfolio
               Select Growth Portfolio (formerly Smith Barney Select
                 Growth Portfolio)
               Select High Growth Portfolio
         Smith Barney Investment Series, Massachusetts business trust, affiliate of The Travelers**
               Growth and Income Portfolio
               Select Government Portfolio
               Smith Barney Large Cap Core Portfolio (formerly Select
                 Growth Portfolio)
               Smith Barney Premier Selections All Cap Growth
                 Portfolio (formerly Select Mid Cap Portfolio)
         The Travelers Series Trust, Massachusetts business trust,
            affiliate of The Travelers
               MFS Mid Cap Growth Portfolio
               MFS Research Portfolio
               Social Awareness Stock Portfolio
         Travelers Series Fund Inc., Maryland business trust,
            affiliate of The Travelers
               MFS Total Return Portfolio
               Smith Barney Aggressive Growth Portfolio
               Smith Barney High Income Portfolio
               Smith Barney International All Cap Growth Portfolio
                 (formerly Smith Barney International Equity
                 Portfolio)
               Smith Barney Large Cap Value Portfolio
               Smith Barney Large Capitalization Growth Portfolio
               Smith Barney Mid Cap Core Portfolio
               Smith Barney Money Market Portfolio
         Van Kampen Life Investment Trust, Delaware business trust
               Comstock Portfolio Class II Shares
               Emerging Growth Portfolio Class II Shares
               Growth and Income Portfolio Class II Shares
         Variable Annuity Portfolios, Massachusetts business trust, affiliate of The Travelers
               Smith Barney Small Cap Growth Opportunities Portfolio
         Variable Insurance Products Fund, Massachusetts business
            trust
               Equity - Income Portfolio - Service Class 2*
               Growth Portfolio - Service Class 2*
         Variable Insurance Products Fund III, Massachusetts business trust
               Fidelity VIP Mid Cap Portfolio - Service Class II*

         *     Formerly Smith Barney Concert Allocation Series Inc.
         **    Formerly Concert Investment Series

Not all funds may be available in all states or to all contact owners.

NOTES TO FINANCIAL STATEMENTS - CONTINUED

1.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Effective  April 27, 2001,  the assets of Select Small Cap  Portfolio of Concert
Investment Series (currently Smith Barney Investment  Series) were combined into
Smith  Barney  Small Cap Growth  Opportunities  Portfolio  of  Variable  Annuity
Portfolios.  At the effective date,  Separate  Account PF held 195,929 shares of
Select  Small Cap  Portfolio  having a market  value of  $1,782,000,  which were exchanged  for 179,637  shares of Smith  Barney  Small Cap Growth  Opportunities
Portfolio equal in value.

Effective April 27, 2001, the assets of Select Income  Portfolio of Smith Barney
Concert  Allocation Series Inc.  (currently Smith Barney Allocation Series Inc.)
were combined into Select Balanced  Portfolio of Smith Barney  Allocation Series
Inc. At the effective  date,  Separate  Account PF held 216,456 shares of Select
Income Portfolio  having a market value of $2,180,659,  which were exchanged for
179,774 shares of Select Balanced Portfolio equal in value.

Effective April 27, 2001, the assets of Select  Conservative  Portfolio of Smith
Barney Concert Allocation Series Inc.  (currently Smith Barney Allocation Series
Inc.) were combined into Select  Balanced  Portfolio of Smith Barney  Allocation
Series Inc. At the effective  date,  Separate  Account PF held 470,232 shares of
Select  Conservative  Portfolio having a market value of $5,012,309,  which were exchanged for 413,216 shares of Select Balanced Portfolio equal in value.

The  following  is a summary of  significant  accounting  policies  consistently followed by Separate Account PF in the preparation of its financial statements.

SECURITY  VALUATION.  Investments  are valued  daily at the net asset values per share of the underlying funds.

SECURITY  TRANSACTIONS.  Security  transactions  are  accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the  ex-distribution  date.  In 2001,  net dividend  income and realized gain
(loss)  distributions  were disclosed  separately as net  investment  income and realized  gain  (loss) on the  Statement  of Changes in Net  Assets.  Prior year information has been reclassified for comparative purposes.

FEDERAL INCOME TAXES.  The operations of Separate  Account PF form a part of the total operations of The Travelers and are not taxed separately. The Travelers is taxed as a life  insurance  company under the Internal  Revenue Code of 1986, as amended  (the  "Code").  Under  existing  federal  income tax law,  no taxes are payable on the investment  income of Separate Account PF. Separate Account PF is not taxed as a "regulated investment company" under Subchapter M of the Code.

FINANCIAL  HIGHLIGHTS.  In 2001,  Separate  Account  PF  adopted  the  financial highlights  disclosure  recommended  by the AICPA  Audit  Guide  for  Investment
Companies.  It is comprised of the units,  unit values,  net assets,  investment income ratio,  expense  ratios and total returns for each  sub-account.  As each sub-account offers multiple contract charges, certain information is provided in the form of a range.  In certain  instances,  the range  information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

OTHER.  The  preparation of financial  statements in conformity  with accounting
principles   generally  accepted  in  the  United  States  of  America  requires management to make estimates and assumptions that affect the reported amounts of assets and  liabilities  and disclosure of contingent  assets and liabilities at the date of the financial  statements  and the reported  amounts of revenues and expenses  during the reporting  period.  Actual  results could differ from those estimates.

                                      -23-

NOTES TO FINANCIAL STATEMENTS - CONTINUED

2.  INVESTMENTS

The aggregate  costs of purchases and proceeds  from sales of  investments  were
$156,143,657  and  $45,813,711,  respectively,  for the year ended  December 31,
2001. Realized gains and losses from investment  transactions are reported on an average cost basis.  The cost of investments in eligible funds was  $404,258,865 at December 31, 2001.  Gross  unrealized  appreciation  for all  investments  at
December  31,  2001  was  $261,603.   Gross  unrealized   depreciation  for  all
investments at December 31, 2001 was $45,180,387.

3.  CONTRACT CHARGES

Insurance  charges are paid for the  mortality  and expense risks assumed by The
Travelers. Each business day, The Travelers deducts a mortality and expense risk charge which is reflected in the  calculation of  accumulation  and annuity unit values.  This charge  equals,  on an annual basis,  1.25% of the amounts held in each funding option.

Administrative  fees  are  paid for  administrative  expenses.  This fee is also deducted each business day and reflected in the calculation of accumulation  and annuity  unit  values.  This charge  equals,  on an annual  basis,  0.15% of the amounts held in each funding option.

For contracts in the  accumulation  phase, an annual charge of $30 (prorated for partial periods) is deducted from  participant  account balances and paid to The
Travelers to cover contract administrative charges.

No sales charge is deducted  from  participant  purchase  payments when they are received.  However, The Travelers generally assesses a contingent deferred sales charge of up to 8% if a  participant's  purchase  payment is surrendered  within eight years of its payment date.  Contract  surrender  payments include $870,272 and $462,493,  of contingent deferred sales charges for the years ended December
31, 2001 and 2000, respectively.

                                      -24-

NOTES TO FINANCIAL STATEMENTS - CONTINUED

4. NET CONTRACT OWNERS' EQUITY

                                                                               DECEMBER 31, 2001
                                                                   -------------------------------------------
                                                                    ACCUMULATION       UNIT
                                                                       UNITS           VALUE       NET ASSETS
                                                                   -------------     ---------    ------------

Greenwich Street Series Fund
  Appreciation Portfolio .................................            60,882,282     $   1.071    $ 65,180,273
  Fundamental Value Portfolio ............................             8,573,648         0.921       7,892,267

Smith Barney Allocation Series Inc
  Select Balanced Portfolio ..............................            25,401,469         1.077      27,353,381
  Select Growth Portfolio ................................            20,695,886         0.983      20,354,328
  Select High Growth Portfolio ...........................            11,235,147         1.000      11,234,798

Smith Barney Investment Series
  Growth and Income Portfolio ............................             6,211,271         0.816       5,065,689
  Select Government Portfolio ............................               948,144         1.154       1,093,938
  Smith Barney Large Cap Core Portfolio ..................            17,766,972         0.752      13,356,533
  Smith Barney Premier Selections All Cap Growth Portfolio             5,405,644         0.887       4,793,175

The Travelers Series Trust
  MFS Mid Cap Growth Portfolio ...........................            20,566,363         1.325      27,243,079
  MFS Research Portfolio .................................            17,155,896         0.876      15,034,966
  Social Awareness Stock Portfolio .......................             3,997,356         0.818       3,269,173

Travelers Series Fund Inc
  MFS Total Return Portfolio .............................            17,379,043         1.161      20,176,052
  Smith Barney Aggressive Growth Portfolio ...............            37,422,234         0.966      36,154,667
  Smith Barney High Income Portfolio .....................             9,315,238         0.834       7,767,736
  Smith Barney International All Cap Growth Portfolio ....            15,011,452         0.750      11,259,063
  Smith Barney Large Cap Value Portfolio .................            27,245,125         0.969      26,389,275
  Smith Barney Large Capitalization Growth Portfolio .....               374,309         0.903         337,851
  Smith Barney Mid Cap Core Portfolio ....................             1,540,502         0.938       1,444,263
  Smith Barney Money Market Portfolio ....................            20,145,080         1.123      22,623,025

Van Kampen Life Investment Trust
  Comstock Portfolio Class II Shares .....................             8,684,522         1.118       9,706,097
  Emerging Growth Portfolio Class II Shares ..............            22,937,404         0.521      11,939,824
  Growth and Income Portfolio Class II Shares ............             7,756,388         0.969       7,515,417

Variable Annuity Portfolios
  Smith Barney Small Cap Growth Opportunities Portfolio ..             2,228,011         0.954       2,124,583
                                                                                                  ------------
Net Contract Owners' Equity ..............................                                        $359,309,453
                                                                                                  ============

                                      -25-

NOTES TO FINANCIAL STATEMENTS - CONTINUED

5. STATEMENT OF INVESTMENTS

                                                                         FOR THE YEAR ENDED DECEMBER 31, 2001
                                                      -----------------------------------------------------------------------
INVESTMENTS                                             NO. OF             MARKET              COST OF           PROCEEDS
                                                        SHARES              VALUE             PURCHASES         FROM SALES
                                                      ----------          ------------        ------------        -----------

GREENWICH STREET SERIES FUND (20.3%)
  Appreciation Portfolio (Cost $66,746,479) .....      3,009,594          $ 65,187,808        $  9,064,025        $ 3,651,965
  Fundamental Value Portfolio (Cost $7,889,211) .        413,688             7,893,172           7,964,100             62,209
                                                      ----------          ------------        ------------        -----------
    Total (Cost $74,635,690) ....................      3,423,282            73,080,980          17,028,125          3,714,174
                                                      ----------          ------------        ------------        -----------

SMITH BARNEY ALLOCATION SERIES INC. (16.4%)
  Select Balanced Portfolio (Cost $29,393,074) ..      2,464,553            27,356,534          14,538,838          3,081,594
  Select Conservative Portfolio (Cost $0) .......             --                    --           1,061,074          5,163,385
  Select Growth Portfolio (Cost $22,800,994) ....      1,771,687            20,356,684           1,527,018          3,109,913
  Select High Growth Portfolio (Cost $13,944,045)      1,023,324            11,236,103           2,125,576          2,214,251
  Select Income Portfolio (Cost $0) .............             --                    --             670,113          2,335,646
                                                      ----------          ------------        ------------        -----------
    Total (Cost $66,138,113) ....................      5,259,564            58,949,321          19,922,619         15,904,789
                                                      ----------          ------------        ------------        -----------

SMITH BARNEY INVESTMENT SERIES (6.8%)
  Growth and Income Portfolio (Cost $5,559,085) .        568,606             5,066,275           3,013,944            354,471
  Select Government Portfolio (Cost $1,052,118) .         97,859             1,094,064             968,642            264,979
  Select Small Cap Portfolio (Cost $0) ..........             --                    --             423,396          1,835,060
  Smith Barney Large Cap Core
    Portfolio (Cost $15,851,155) ................      1,392,918            13,358,084           5,677,964            846,469
  Smith Barney Premier Selections All Cap Growth
    Portfolio (Cost $5,429,589) .................        399,478             4,793,733           2,439,719            388,700
                                                      ----------          ------------        ------------        -----------
    Total (Cost $27,891,947) ....................      2,458,861            24,312,156          12,523,665          3,689,679
                                                      ----------          ------------        ------------        -----------

THE TRAVELERS SERIES TRUST (12.7%)
  MFS Mid Cap Growth Portfolio
    (Cost $39,624,188) ..........................      2,777,396            27,246,258          10,570,823          2,207,555
  MFS Research Portfolio (Cost $19,543,788) .....      1,714,562            15,036,711           2,633,352          2,148,506
  Social Awareness Stock Portfolio
    (Cost $3,690,902) ...........................        135,385             3,269,552           2,421,798            302,166
                                                      ----------          ------------        ------------        -----------
    Total (Cost $62,858,878) ....................      4,627,343            45,552,521          15,625,973          4,658,227
                                                      ----------          ------------        ------------        -----------

TRAVELERS SERIES FUND INC. (35.1%)
  MFS Total Return Portfolio (Cost $20,000,657) .      1,209,734            20,178,371           6,604,779          1,098,546
  Smith Barney Aggressive Growth
    Portfolio (Cost $37,804,761) ................      2,694,403            36,158,888          18,523,670            589,998
  Smith Barney High Income Portfolio
    (Cost $9,707,287) ...........................        907,550             7,768,627           3,790,450            995,269
  Smith Barney International All Cap Growth
    Portfolio (Cost $16,785,250) ................        940,715            11,260,357           1,920,071          1,097,745
  Smith Barney Large Cap Value Portfolio
    (Cost $28,249,005) ..........................      1,419,706            26,392,330           7,299,591          1,746,452
  Smith Barney Large Capitalization Growth
    Portfolio (Cost $332,676) ...................         25,992               337,890             338,554              5,430
  Smith Barney Mid Cap Core Portfolio
    (Cost $1,411,664) ...........................        116,958             1,444,431           1,463,271             43,471
  Smith Barney Money Market Portfolio
    (Cost $22,614,671) ..........................     22,614,670            22,614,671          23,340,031         10,434,680
                                                      ----------          ------------        ------------        -----------
    Total (Cost $136,905,971) ...................     29,929,728           126,155,565          63,280,417         16,011,591
                                                      ----------          ------------        ------------        -----------

VAN KAMPEN LIFE INVESTMENT TRUST (8.1%)
  Comstock Portfolio Class II Shares
    (Cost $9,805,271) ...........................        852,258             9,707,214           8,998,390            409,293
  Emerging Growth Portfolio Class II Shares
    (Cost $16,235,442) ..........................        421,951            11,941,211           9,432,236            975,008
  Growth and Income Portfolio Class II Shares
    (Cost $7,603,600) ...........................        473,318             7,516,283           6,970,503            289,826
                                                      ----------          ------------        ------------        -----------
    Total (Cost $33,644,313) ....................      1,747,527            29,164,708          25,401,129          1,674,127
                                                      ----------          ------------        ------------        -----------

VARIABLE ANNUITY PORTFOLIOS (0.6%)
  Smith Barney Small Cap Growth Opportunities
    Portfolio
    Total (Cost $2,183,953) .....................        222,495             2,124,830           2,361,729            161,124
                                                      ----------          ------------        ------------        -----------

TOTAL INVESTMENTS (100%)
(COST $404,258,865) .............................                         $359,340,081        $156,143,657        $45,813,711
                                                                          ============        ============        ===========

                                      -26-

NOTES TO FINANCIAL STATEMENTS - CONTINUED

6. FINANCIAL HIGHLIGHTS

                                                                    FOR THE YEAR ENDED DECEMBER 31, 2001
                                                -----------------------------------------------------------------------
                                                 UNITS          UNIT    NET ASSETS   INVESTMENT    EXPENSE      TOTAL
                                                 (000S)         VALUE     (000S)    INCOME RATIO    RATIO       RETURN*
                                                --------       ------   ----------  ------------   -------      -------

GREENWICH STREET SERIES FUND
  Appreciation Portfolio ......................   60,882       $1.071    $65,180        1.12%       1.40%       (5.31%)
  Fundamental Value Portfolio .................    8,574        0.921      7,892        0.34%       1.40%       (7.90%)
SMITH BARNEY ALLOCATION SERIES INC
  Select Balanced Portfolio ...................   25,402        1.077     27,353        3.94%       1.40%       (2.71%)
  Select Growth Portfolio .....................   20,696        0.983     20,354          --        1.40%      (11.12%)
  Select High Growth Portfolio ................   11,235        1.000     11,235        5.12%       1.40%      (13.27%)
SMITH BARNEY INVESTMENT SERIES
  Growth and Income ...........................    6,211        0.816      5,066          --        1.40%      (11.97%)
  Select Government Portfolio .................      948        1.154      1,094          --        1.40%        4.43%
  Smith Barney Large Cap Core Portfolio .......   17,767        0.752     13,357          --        1.40%      (15.70%)
  Smith Barney Premier Selections
    All Cap Growth Portfolio ..................    5,406        0.887      4,793          --        1.40%      (15.36%)
THE TRAVELERS SERIES TRUST
  MFS Mid Cap Growth Portfolio ................   20,566        1.325     27,243          --        1.40%      (24.72%)
  MFS Research Portfolio ......................   17,156        0.876     15,035        0.04%       1.40%      (23.56%)
  Social Awareness Stock Portfolio ............    3,997        0.818      3,269        0.49%       1.40%      (16.87%)
TRAVELERS SERIES FUND INC
  MFS Total Return Portfolio ..................   17,379        1.161     20,176        2.69%       1.40%       (1.36%)
  Smith Barney Aggressive Growth
    Portfolio .................................   37,422        0.966     36,155          --        1.40%       (5.39%)
  Smith Barney High Income Portfolio ..........    9,315        0.834      7,768       11.77%       1.40%       (5.12%)
  Smith Barney International All Cap
    Growth Portfolio ..........................   15,012        0.750     11,259          --        1.40%      (32.13%)
  Smith Barney Large Cap Value
    Portfolio .................................   27,245        0.969     26,389        1.39%       1.40%       (9.44%)
  Smith Barney Large Capitalization
    Growth Portfolio ..........................      374        0.903        338          --        1.40%       (9.70%)
  Smith Barney  Mid Cap Core Portfolio ........    1,541        0.938      1,444          --        1.40%       (4.29%)
  Smith Barney  Money Market Portfolio ........   20,145        1.123     22,623        3.28%       1.40%       (2.28%)
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio Class II Shares ..........    8,685        1.118      9,706          --        1.40%       (4.12%)
  Emerging Growth Portfolio - Class II Shares .   22,937        0.521     11,940          --        1.40%      (32.60%)
  Growth and Income Portfolio - Class II Shares    7,756        0.969      7,515          --        1.40%       (7.36%)
VARIABLE ANNUITY PORTFOLIOS
  Smith Barney Small Cap Growth
    Opportunities Portfolio ...................    2,228        0.954      2,125          --        1.40%       (4.60%)

*  Total return lowest and highest range displayed is calculated from the beginning of the fiscal year to the end of the fiscal year except where a unit value inception date occurred during the course of the current fiscal year. In this case, the inception date unit value is used in the computation.

                                      -27-

NOTES TO FINANCIAL STATEMENTS - CONTINUED

7. SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT PF
   FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                APPRECIATION PORTFOLIO    FUNDAMENTAL VALUE PORTFOLIO    SELECT BALANCED PORTFOLIO
                                              -------------------------   ---------------------------    -------------------------
                                                 2001           2000           2001         2000            2001            2000
                                                 ----           ----           ----         ----            ----            ----

Accumulation units beginning of year .....    55,820,185     39,976,850             --             --     16,329,880     11,802,965
Accumulation units purchased and
  transferred from other Travelers accounts   13,109,340     25,488,099      8,952,885             --     12,741,050      6,136,770
Accumulation units redeemed and
  transferred to other Travelers accounts     (8,047,243)    (9,644,764)      (379,237)            --     (3,669,461)    (1,609,855)
                                              ----------     ----------      ---------     ----------     ----------     ----------
Accumulation units end of year ...........    60,882,282     55,820,185      8,573,648             --     25,401,469     16,329,880
                                              ==========     ==========     ==========     ==========     ==========     ==========

                                            SELECT CONSERVATIVE PORTFOLIO   SELECT GROWTH PORTFOLIO     SELECT HIGH GROWTH PORTFOLIO
                                            -----------------------------   -----------------------     ----------------------------
                                                 2001           2000           2001         2000            2001            2000
                                                 ----           ----           ----         ----            ----            ----

Accumulation units beginning of year .....     4,143,559      3,541,657     21,993,066     16,449,483     12,351,705      6,958,968
Accumulation units purchased and
  transferred from other Travelers accounts      726,550      1,789,214      2,404,581      8,019,114      1,272,500      6,476,021
Accumulation units redeemed and
  transferred to other Travelers accounts     (4,870,109)    (1,187,312)    (3,701,761)    (2,475,531)    (2,389,058)    (1,083,284)
                                              ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units end of year ...........            --      4,143,559     20,695,886     21,993,066     11,235,147     12,351,705
                                              ==========     ==========     ==========     ==========     ==========     ==========

                                               SELECT INCOME PORTFOLIO   GROWTH AND INCOME PORTFOLIO   SELECT GOVERNMENT PORTFOLIO
                                              -------------------------  ---------------------------   ---------------------------
                                                 2001           2000         2001         2000            2001            2000
                                                 ----           ----         ----         ----            ----            ----

Accumulation units beginning of year .....     1,772,791      1,638,501    3,031,797             --        305,703             --
Accumulation units purchased and
  transferred from other Travelers accounts      477,208        512,603    3,723,984      3,111,352        874,298        415,132
Accumulation units redeemed and
  transferred to other Travelers accounts     (2,249,999)      (378,313)    (544,510)       (79,555)      (231,857)      (109,429)
                                              ----------     ----------   ----------     ----------     ----------     ----------
Accumulation units end of year ...........            --      1,772,791    6,211,271      3,031,797        948,144        305,703
                                              ==========     ==========   ==========     ==========     ==========     ==========

                                                                                                            SMITH BARNEY PREMIER
                                                                              SMITH BARNEY LARGE             SELECTIONS ALL CAP
                                             SELECT SMALL CAP PORTFOLIO       CAP CORE PORTFOLIO              GROWTH PORTFOLIO
                                            ----------------------------    -----------------------        ------------------------
                                                 2001           2000           2001         2000            2001           2000
                                                 ----           ----           ----         ----            ----           ----

Accumulation units beginning of year .....     1,826,980             --     11,573,385             --      3,237,291            --
Accumulation units purchased and
  transferred from other Travelers accounts      509,851      1,903,598      7,786,338     11,830,233      2,875,304     3,310,249
Accumulation units redeemed and
  transferred to other Travelers accounts     (2,336,831)       (76,618)    (1,592,751)      (256,848)      (706,951)      (72,958)
                                              ----------     ----------     ----------     ----------     ----------    ----------
Accumulation units end of year ...........            --      1,826,980     17,766,972     11,573,385      5,405,644     3,237,291
                                              ==========     ==========     ==========     ==========     ==========    ==========

                                      -28-

NOTES TO FINANCIAL STATEMENTS - CONTINUED

7. SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT PF
   FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000 (continued)

                                                                                                              SOCIAL AWARENESS
                                            MFS MID CAP GROWTH PORTFOLIO     MFS RESEARCH PORTFOLIO            STOCK PORTFOLIO
                                            ----------------------------     ------------------------      ------------------------
                                                 2001           2000           2001           2000           2001            2000
                                                 ----           ----           ----           ----           ----            ----

Accumulation units beginning of year ......   19,101,495      6,463,250     17,616,134     10,815,585      1,618,990             --
Accumulation units purchased and
  transferred from other Travelers accounts    4,194,253     14,159,709      2,305,169      8,697,665      2,878,683      1,640,945
Accumulation units redeemed and
  transferred to other Travelers accounts .   (2,729,385)    (1,521,464)    (2,765,407)    (1,897,116)      (500,317)       (21,955)
                                              ----------     ----------      ---------     ----------     ----------     ----------
Accumulation units end of year ............   20,566,363     19,101,495     17,155,896     17,616,134      3,997,356      1,618,990
                                              ==========     ==========     ==========     ==========     ==========     ==========

                                                                            SMITH BARNEY AGGRESSIVE        SMITH BARNEY HIGH INCOME
                                             MFS TOTAL RETURN PORTFOLIO        GROWTH PORTFOLIO                 PORTFOLIO
                                            ----------------------------     ------------------------      ------------------------
                                                 2001           2000            2001          2000           2001            2000
                                                 ----           ----            ----          ----           ----            ----

Accumulation units beginning of year ......   13,308,964      8,380,697     18,739,294             --      6,930,394      5,067,972
Accumulation units purchased and
  transferred from other Travelers accounts    5,913,702      6,715,672     22,136,798     19,129,944      4,303,662      3,446,724
Accumulation units redeemed and
  transferred to other Travelers accounts .   (1,843,623)    (1,787,405)    (3,453,858)      (390,650)    (1,918,818)    (1,584,302)
                                              ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units end of year ............   17,379,043     13,308,964     37,422,234     18,739,294      9,315,238      6,930,394
                                              ==========     ==========     ==========     ==========     ==========     ==========

                                                                                                                SMITH BARNEY
                                              SMITH BARNEY INTERNATIONAL      SMITH BARNEY LARGE CAP        LARGE CAPITALIZATION
                                              ALL CAP GROWTH PORTFOLIO           VALUE PORTFOLIO               GROWTH PORTFOLIO
                                            ----------------------------     ------------------------      ------------------------
                                                 2001           2000            2001          2000           2001            2000
                                                 ----           ----           ----           ----           ----            ----

Accumulation units beginning of year ......   13,921,387      5,354,378     22,747,426     17,862,434             --             --
Accumulation units purchased and
  transferred from other Travelers accounts    3,519,419     10,285,268      7,591,396      9,826,265        387,363             --
Accumulation units redeemed and
  transferred to other Travelers accounts .   (2,429,354)    (1,718,259)    (3,093,697)    (4,941,273)       (13,054)            --
                                              ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units end of year ............   15,011,452     13,921,387     27,245,125     22,747,426        374,309             --
                                              ==========     ==========     ==========     ==========     ==========     ==========

                                                SMITH BARNEY MID CAP        SMITH BARNEY MONEY MARKET        COMSTOCK PORTFOLIO
                                                   CORE PORTFOLIO                    PORTFOLIO                 CLASS II SHARES
                                            ----------------------------     ------------------------      ------------------------
                                                 2001           2000            2001          2000           2001            2000
                                                 ----           ----           ----           ----           ----            ----

Accumulation units beginning of year ......           --             --      8,885,259      8,243,538      1,128,683             --
Accumulation units purchased and
  transferred from other Travelers accounts    1,603,291             --     24,959,561     10,179,675      8,108,734      1,142,126
Accumulation units redeemed and
  transferred to other Travelers accounts .      (62,789)            --    (13,699,740)    (9,537,954)      (552,895)       (13,443)
                                              ----------     ----------    -----------     ----------     ----------     ----------
Accumulation units end of year ............    1,540,502             --     20,145,080      8,885,259      8,684,522      1,128,683
                                              ==========     ==========    ===========     ==========     ==========     ==========

                                      -29-

NOTES TO FINANCIAL STATEMENTS - CONTINUED

7. SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT PF
   FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000 (continued)

                                                                                                             SMITH BARNEY SMALL CAP
                                               EMERGING GROWTH PORTFOLIO     GROWTH AND INCOME PORTFOLIO      GROWTH OPPORTUNITIES
                                                     CLASS II SHARES             CLASS II SHARES                   PORTFOLIO
                                            ----------------------------     ---------------------------     ----------------------
                                                 2001           2000            2001            2000          2001            2000
                                                 ----           ----           ----           ----           ----            ----

Accumulation units beginning of year ......     9,176,940             --        888,512             --             --            --
Accumulation units purchased and
  transferred from other Travelers accounts    17,050,863      9,367,722      7,547,052        890,645      2,450,062            --
Accumulation units redeemed and
  transferred to other Travelers accounts .    (3,290,399)      (190,782)      (679,176)        (2,133)      (222,051)           --
                                               ----------     ----------    -----------     ----------     ----------    ----------
Accumulation units end of year ............    22,937,404      9,176,940      7,756,388        888,512      2,228,011            --
                                               ==========      =========      =========        =======      =========    ==========

                                                              COMBINED
                                                      -------------------------
                                                         2001          2000
                                                         ----          ----

Accumulation units beginning of year ................ 266,449,820   142,556,278
Accumulation units purchased and
  transferred from other Travelers accounts ......... 170,403,897   164,474,745
Accumulation units redeemed and
  transferred to other Travelers accounts ........... (67,974,331)  (40,581,203)
                                                      -----------   -----------
Accumulation units end of year ...................... 368,879,386   266,449,820
                                                      ===========   ===========

                                      -30-

INDEPENDENT AUDITORS' REPORT

The Board of Directors of The Travelers Insurance Company and
Owners of Variable  Annuity  Contracts of The Travelers  Separate Account PF for
Variable Annuities:

We have  audited the  accompanying  statement of assets and  liabilities  of The
Travelers  Separate  Account  PF  for  Variable  Annuities   (comprised  of  the
sub-accounts  listed  in note 1 to  financial  statements)  (collectively,  "the
Account") as of December 31, 2001,  and the related  statement of operations for the year then ended and the  statement  of changes in net assets for each of the years in the two-year  period then ended,  and the financial  highlights for the year then ended.  These  financial  statements and financial  highlights are the responsibility of the Account's management.  Our responsibility is to express an opinion on these  financial  statements  and financial  highlights  based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the  United  States of  America.  Those  standards  require  that we plan and perform the audit to obtain  reasonable  assurance  about  whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis,  evidence  supporting  the amounts and  disclosures in the financial statements.  Our procedures included confirmation of shares owned as of December
31, 2001, by  correspondence  with the underlying  funds. An audit also includes assessing the  accounting  principles  used and  significant  estimates  made by management,  as well as evaluating the overall financial statement presentation.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion,  the financial  statements and financial  highlights referred to above present fairly, in all material  respects,  the financial  position of the
Account as of December 31, 2001, the results of its operations for the year then ended,  the  changes  in its net  assets  for each of the years in the  two-year period then ended,  and the  financial  highlights  for the year then ended,  in conformity with accounting principles generally accepted in the United States of
America.

                                            /s/ KPMG LLP
                                            ------------
Hartford, Connecticut
March 15, 2002

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INDEPENDENT AUDITORS
                                    KPMG LLP
                              Hartford, Connecticut

This report is prepared for the general  information  of contract  owners and is not an  offer  of  units  of The  Travelers  Separate  Account  PF for  Variable
Annuities or shares of Separate Account PF's underlying  funds. It should not be used in connection with any offer except in conjunction  with the Prospectus for
The Travelers Separate Account PF for Variable  Annuities  product(s) offered by
The Travelers  Insurance  Company and the Prospectuses of the underlying  funds, which collectively contain all pertinent  information,  including the applicable sales commissions.

VG-SEPPF (Annual)  (12-01)  Printed in U.S.A.

Independent Auditors’ Report

The Board of Directors and Shareholder
The Travelers Insurance Company:

We have audited the accompanying consolidated balance sheets of The Travelers Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the related statements of income, changes in retained earnings and accumulated other changes in equity from nonowner sources, and cash flows for each of the years in the three-year period ended December 31, 2001. These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for derivative instruments and hedging activities and for securitized financial assets in 2001.

/s/KPMG LLP

Hartford, Connecticut
January 17, 2002, except as to
     Note 16, which is as of February 27, 2002

THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF INCOME
($ in millions)

	For the Year Ended December 31,

	2001	2000	1999

REVENUES
Premiums	$2,102	$1,966	$1,728
Net investment income	2,831	2,730	2,506
Realized investment gains (losses)	125	(77)	113
Fee income	537	505	432
Other revenues	107	130	89

Total Revenues	5,702	5,254	4,868

BENEFITS AND EXPENSES
Current and future insurance benefits	1,862	1,752	1,505
Interest credited to contractholders	1,179	1,038	937
Amortization of deferred acquisition costs	379	347	315
General and administrative expenses	371	463	519

Total Benefits and Expenses	3,791	3,600	3,276

Income from operations before federal income taxes and cumulative effects of changes in accounting principles	1,911	1,654	1,592
Federal income taxes
Current	471	462	409
Deferred	159	89	136

Total Federal Income Taxes	630	551	545

Income before cumulative effects of changes in accounting principles	1,281	1,103	1,047
Cumulative effect of change in accounting for derivative instruments and hedging activities, net of tax	(6)	—	—
Cumulative effect of change in accounting for securitized financial assets, net of tax	(3)	—	—

Net income	$1,272	$1,103	$1,047

See Notes to Consolidated Financial Statements.

THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED BALANCE SHEETS
($ in millions)

	At December 31,

	2001	2000

ASSETS
Fixed maturities, available for sale at fair value (including $2,309 and $1,494 subject to securities lending agreements)	$32,072	$26,812
Equity securities, at fair value	472	592
Mortgage loans	1,995	2,187
Real estate held for sale	55	31
Policy loans	1,208	1,249
Short-term securities	3,053	2,136
Trading securities, at fair value	1,880	1,870
Other invested assets	2,485	2,356

Total Investments	43,220	37,233

Cash	146	150
Investment income accrued	487	442
Premium balances receivable	137	97
Reinsurance recoverables	4,163	3,977
Deferred acquisition costs	3,461	2,989
Separate and variable accounts	24,837	24,006
Other assets	1,415	1,399

Total Assets	$77,866	$70,293

LIABILITIES
Contractholder funds	$22,810	$19,394
Future policy benefits and claims	14,221	13,300
Separate and variable accounts	24,837	23,994
Deferred federal income taxes	409	284
Trading securities sold not yet purchased, at fair value	891	1,109
Other liabilities	5,513	3,818

Total Liabilities	$68,681	$61,899

SHAREHOLDER’S EQUITY
Common stock, par value $2.50; 40 million shares authorized, issued and outstanding	100	100
Additional paid-in capital	3,869	3,848
Retained earnings	5,142	4,342
Accumulated other changes in equity from nonowner sources	74	104

Total Shareholder’s Equity	9,185	8,394

Total Liabilities and Shareholder’s Equity	$77,866	$70,293

See Notes to Consolidated Financial Statements.

THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF CHANGES IN RETAINED EARNINGS AND
ACCUMULATED OTHER CHANGES IN EQUITY FROM NONOWNER SOURCES
($ in millions)

	For the Year Ended December 31,

	2001	2000	1999

Statements of Changes in Retained Earnings
Balance, beginning of year	$4,342	$4,099	$3,602
Net income	1,272	1,103	1,047
Dividends to parent	472	860	550

Balance, end of year	$5,142	$4,342	$4,099

Statements of Accumulated Other Changes In Equity From Nonowner Sources
Balance, beginning of year	$104	$(398)	$598
Cumulative effect of accounting for derivative instruments and hedging activities, net of tax	(29)	0	0
Unrealized gains (losses), net of tax	68	501	(996)
Foreign currency translation, net of tax	(5)	1	0
Derivative instrument hedging activity losses, net of tax	(64)	0	0

Balance, end of year	$74	$104	$(398)

Summary of Changes in Equity
From Nonowner Sources
Net Income	$1,272	$1,103	$1,047
Other changes in equity from nonowner sources	(30)	502	(996)

Total changes in equity from nonowner sources	$1,242	$1,605	$51

See Notes to Consolidated Financial Statements.

THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF CASH FLOWS
Increase (Decrease) in Cash
($ in millions)

	For the Year Ended December 31,

	2001	2000	1999

Cash Flows from Operating Activities
Premiums collected	$2,109	$1,986	$1,715
Net investment income received	2,430	2,489	2,365
Other revenues received	867	865	537
Benefits and claims paid	(1,176)	(1,193)	(1,094)
Interest credited to contractholders	(1,159)	(1,046)	(958)
Operating expenses paid	(1,000)	(970)	(1,013)
Income taxes paid	(472)	(490)	(393)
Trading account investments purchases, net	(92)	(143)	(80)
Other	(227)	(258)	(104)

Net Cash Provided by Operating Activities	1,280	1,240	975

Cash Flows from Investing Activities
Proceeds from maturities of investments
Fixed maturities	3,706	4,257	4,103
Mortgage loans	455	380	662
Proceeds from sales of investments
Fixed maturities	14,110	10,840	12,562
Equity securities	112	397	100
Real estate held for sale	6	244	219
Purchases of investments
Fixed maturities	(22,556)	(17,836)	(18,129)
Equity securities	(50)	(7)	(309)
Mortgage loans	(287)	(264)	(470)
Policy loans, net	41	9	599
Short-term securities (purchases) sales, net	(914)	(810)	316
Other investments (purchases), sales, net	103	(461)	(413)
Securities transactions in course of settlement, net	1,086	944	(463)

Net Cash Used in Investing Activities	(4,188)	(2,307)	(1,223)

Cash Flows from Financing Activities
Contractholder fund deposits	8,308	6,022	5,764
Contractholder fund withdrawals	(4,932)	(4,030)	(4,946)
Dividends to parent company	(472)	(860)	(550)
Net Cash Provided by Financing Activities	2,904	1,132	268

Net increase (decrease) in cash	(4)	65	20
Cash at December 31, previous year	150	85	65

Cash at December 31, current year	$146	$150	$85

See Notes to Consolidated Financial Statements.

THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Significant accounting policies used in the preparation of the accompanying financial statements follow.

Basis of Presentation

At December 31, 2001 and 2000, The Travelers Insurance Company (TIC, together with its subsidiaries, the Company), was a wholly owned subsidiary of The Travelers Insurance Group Inc. (TIGI), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup), a diversified holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. On February 4, 2002, TIGI changed its name to Travelers Property Casualty Corp. (TPC). The consolidated financial statements include the accounts of the Company and its insurance and non-insurance subsidiaries on a fully consolidated basis. The primary insurance entities of the Company are TIC and its subsidiaries, The Travelers Life and Annuity Company (TLAC), Primerica Life Insurance Company (Primerica Life), and its subsidiaries, Primerica Life Insurance Company of Canada, CitiLife Financial Limited (CitiLife) and National Benefit Life Insurance Company (NBL). Significant intercompan y transactions and balances have been eliminated. See Note 16.

The financial statements and accompanying footnotes of the Company are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

Certain prior year amounts have been reclassified to conform to the 2001 presentation.

Accounting Changes

Accounting for Derivative Instruments and Hedging Activities

Effective January 1, 2001, the Company adopted the Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 133, “Accounting for Derivative Instruments and Hedging Activities” (FAS 133). FAS 133 establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts (collectively referred to as derivatives), and for hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities in the consolidated balance sheet and measure those instruments at fair value. If certain conditions are met, a derivative may be specifically designated as (a) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, (b) a hedge of the exposure to variable cash flows of a recognized asset or liability or of a forecasted transaction, or (c) a hedge of the foreign currency exposure of a net investment in a foreign operation, an unrecognized firm commitment, an available-for-sale security, or a foreign-currency-denominated forecasted transaction. The accounting for changes in the fair value of a derivative (that is, gains and losses) depends on the intended use of the derivative and the resulting designation.

As a result of adopting FAS 133, the Company recorded a charge of $6 million after tax, reflected as a cumulative catch-up adjustment in the consolidated statement of income and a charge of $29 million after tax, reflected as a cumulative catch-up adjustment in the accumulated other changes in equity from nonowner sources section of shareholder’s equity. During the twelve months ending December 31, 2001, the Company reclassified from accumulated other changes in equity from nonowner sources into net investment income $35 million of losses related to derivatives that were designated as cash flow hedges at transition.

Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets

In April 2001, the Company adopted the FASB Emerging Issues Task Force (EITF) 99-20, “Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets” (EITF 99-20). EITF 99-20 establishes guidance on the recognition and measurement of interest income and impairment on certain investments, e.g., certain asset-backed securities. The recognition of impairment resulting from the adoption of EITF 99-20 was recorded as a cumulative catch-up adjustment. Interest income on beneficial interest falling within the scope of EITF 99-20 is to be recognized prospectively. As a result of adopting EITF 99-20, the Company recorded a charge of $3 million after tax, reflected as a cumulative catch-up adjustment in the consolidated statement of income. The implementation of this EITF did not have a significant impact on results of operations, financial condition or liquidity.

Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities

In September 2000, the FASB issued Statement of Financial Accounting Standards No. 140, “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, a replacement of FASB Statement No. 125” (FAS 140). Provisions of FAS 140 primarily relating to transfers of financial assets and securitizations that differ from provisions of “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities” (FAS 125) are effective for transfers taking place after March 31, 2001. Special purpose entities (SPEs) used in securitizations that are currently qualifying SPEs under FAS 125 will continue to be treated as qualifying SPEs so long as they issue no new beneficial interests and accept no new asset transfers after March 31, 2001, other than transfers committed to prior to that date. Under FAS 140 qualifying SPEs are not consolidated by the transferor. FAS 140 also amends the accounting for collateral and requires n ew disclosures for collateral, securitizations, and retained interests in securitizations. These provisions are effective for financial statements for fiscal years ending after December 15, 2000. The accounting for collateral, as amended, requires (a) certain assets pledged as collateral to be separately reported in the consolidated balance sheet from assets not so encumbered and (b) disclosure of assets pledged as collateral that have not been reclassified and separately reported. The adoption of FAS 140 did not have a significant effect on the Company’s results of operations, financial condition or liquidity. See Note 4.

Accounting Standards Not Yet Adopted

Business Combinations, Goodwill and Other Intangible Assets

In July 2001, the FASB issued Statements of Financial Accounting Standards No. 141, “Business Combinations” (FAS 141) and No. 142, “Goodwill and Other Intangible Assets” (FAS 142). These standards change the accounting for business combinations by, among other things, prohibiting the prospective use of pooling-of-interests accounting and requiring companies to stop amortizing goodwill and certain intangible assets with an indefinite useful life created by business combinations accounted for using the purchase method of accounting. Instead, goodwill and intangible assets deemed to have an indefinite useful life will be subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. The Company will apply the new rules on accounting for goodwill and other intangible assets in the first quarter of 2002 and for purchase business combinations consummated a fter June 30, 2001.

Upon adoption, the Company will stop amortizing goodwill and indefinite-lived intangible assets. Based on the current levels of these assets, this would reduce general and administrative expenses and increase net income by approximately $11 million in 2002. In addition, the Company has performed the transitional impairment tests using the fair value approach required by the new standard. Based upon these tests, the Company does not anticipate impairing goodwill or other intangible assets as of January 1, 2002.

Asset Retirement Obligations

In June 2001, the FASB issued Statement of Financial Accounting Standards No. 143, “Accounting for Asset Retirement Obligations” (FAS 143). FAS 143 changes the measurement of an asset retirement obligation from a cost-accumulation approach to a fair value approach, where the fair value (discounted value) of an asset retirement obligation is recognized as a liability in the period in which it is incurred and accretion expense is recognized using the credit-adjusted risk-free interest rate in effect when the liability was initially recognized. The associated asset retirement costs are capitalized as part of the carrying amount of the long-lived asset and subsequently amortized into expense. The pre-FAS 143 prescribed practice of reporting a retirement obligation as a contra-asset will no longer be allowed. The Company is in the process of assessing the impact of the new standard that will take effect on January 1, 2003.

Impairment or Disposal of Long-Lived Assets

In August 2001, the FASB issued Statement of Financial Accounting Standards No. 144, “Accounting for the Impairment or Disposal of Long-Lived Assets” (FAS 144). FAS 144 establishes a single accounting model for long-lived assets to be disposed of by sale. A long-lived asset classified as held for sale is to be measured at the lower of its carrying amount or fair value less cost to sell. Depreciation (amortization) is to cease. Impairment is recognized only if the carrying amount of a long-lived asset is not recoverable from its undiscounted cash flows and is measured as the difference between the carrying amount and fair value of the asset. Long-lived assets to be abandoned, exchanged for a similar productive asset, or distributed to owners in a spin-off are considered held and used until disposed of. Accordingly, discontinued operations are no longer to be measured on a net realizable value basis, and future operating losses are no longer recognized before they occur.

The Company will adopt FAS 144 effective January 1, 2002. The provisions of the new standard are generally to be applied prospectively and are not expected to significantly affect the Company’s results of operations, financial condition or liquidity.

Accounting Policies

Investments

Fixed maturities include bonds, notes and redeemable preferred stocks. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment.

Also included in fixed maturities are loan-backed and structured securities, which are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual historical and projected future cash flows, which are obtained from a widely accepted securities data provider. Fixed maturities, including instruments subject to securities lending agreements (see Note 4), are classified as “available for sale” and are reported at fair value, with unrealized investment gains and losses, net of income taxes, credited or charged directly to shareholder’s equity.

Equity securities, which include common and non-redeemable preferred stocks, are classified as “available for sale” and carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder’s equity, net of income taxes.

Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. In estimating fair value, the Company uses interest rates reflecting the higher returns required in the current real estate financing market. Impaired loans were insignificant at December 31, 2001 and 2000.

Real estate held for sale is carried at the lower of cost or fair value less estimated cost to sell. Fair value of foreclosed properties is established at the time of foreclosure by internal analysis or external appraisers, using discounted cash flow analyses and other accepted techniques. Thereafter, an allowance for losses on real estate held for sale is established if the carrying value of the property exceeds its current fair value less estimated costs to sell. There was no such allowance at December 31, 2001 and 2000.

Policy loans are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost, which approximates fair value.

Trading securities and related liabilities are normally held for periods less than six months. These investments are marked to market with the change recognized in net investment income during the current period.

Other invested assets include partnership investments and real estate joint ventures accounted for on the equity method of accounting. Undistributed income is reported in net investment income. Also included in other invested assets is an investment in Citigroup Preferred Stock. See Note 13.

Accrual of income is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received. Investments in default at December 31, 2001 and 2000 were insignificant.

Derivative Financial Instruments

The Company uses derivative financial instruments, including financial futures contracts, interest rate swaps, currency swaps, equity swaps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price change and foreign currency risk. The Company, through Tribeca Investments LLC, a subsidiary that is a broker-dealer, holds and issues derivative instruments for trading purposes. (See Note 11 for a more detailed description of the Company’s derivative use.) Derivative financial instruments in a gain position are reported in the consolidated balance sheet in other invested assets while derivative financial instruments in a loss position are reported in the consolidated balance sheet in other liabilities.

To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge which includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative has to be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged.

For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in realized investment gains (losses), together with changes in the fair value of the related hedged item. The Company’s fair value hedges are primarily of available-for-sale securities.

For cash flow hedges, the accounting treatment depends on the effectiveness of the hedge. To the extent that derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives’ fair value will not be included in current earnings but are reported in the accumulated other changes in equity from nonowner sources in shareholder’s equity. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, changes in their fair values are immediately included in realized investment gains (losses). The Company’s cash flow hedges primarily include hedges of foreign denominated funding agreements and floating rate available-for-sale securities.

For net investment hedges, in which derivatives hedge the foreign currency exposure of a net investment in a foreign operation, the accounting treatment will similarly depend on the effectiveness of the hedge. The effective portion of the change in fair value of the derivative, including any forward premium or discount, is reflected in the accumulated other changes in equity from nonowner sources as part of the foreign currency translation adjustment in shareholder’s equity. The ineffective portion is reflected in realized investment gains (losses).

Derivatives that are used to hedge instruments that are carried at fair value, or do not qualify as hedges under the new rules, are also carried at fair value with changes in value reflected in realized investment gains (losses).

The effectiveness of these hedging relationships is evaluated on a retrospective and prospective basis using quantitative measures of correlation. If a hedge relationship is found to be ineffective, it no longer qualifies as a hedge and any excess gains or losses attributable to such ineffectiveness as well as subsequent changes in fair value are recognized in realized investment gains (losses).

For those hedge relationships that are terminated, hedge designations removed, or forecasted transactions that are no longer expected to occur, the hedge accounting treatment described in the paragraphs above will no longer apply. For fair value hedges, any changes to the hedged item remain as part of the basis of the asset or liability and are ultimately reflected as an element of the yield. For cash flow hedges, any changes in fair value of the end-user derivative remain in the accumulated other changes in equity from nonowner sources in shareholder’s equity and are included in earnings of future periods when earnings are also affected by the variability of the hedged cash flow. If the hedged relationship is discontinued because a forecasted transaction will not occur when scheduled, any changes in fair value of the end-user derivative are immediately reflected in realized investment gains (losses).

Financial instruments with embedded derivatives:

The Company bifurcates an embedded derivative where a.) the economic characteristics and risks of the embedded instrument are not clearly and closely related to the economic characteristics and risks of the host contract, b.) the entire instrument would not otherwise be remeasured at fair value and c.) a separate instrument with the same terms of the embedded instrument would meet the definition of a derivative under FAS 133.

The Company purchases investments that have embedded derivatives, primarily convertible debt securities. These embedded derivatives are carried at fair value with changes in value reflected in realized investment gains (losses). Derivatives embedded in convertible debt securities are classified in the consolidated balance sheet as fixed maturity securities, consistent with the host instruments.

The Company markets certain insurance contracts that have embedded derivatives, primarily variable annuity contracts with put options. These embedded derivatives are carried at fair value with changes in value reflected in realized investment gains (losses) consistent with the hedge instrument. Derivatives embedded in variable annuity contracts are classified in the consolidated balance sheet as future policyholder benefits and claims.

Prior to the adoption of FAS 133 on January 1, 2001, end-user derivatives designated as qualifying hedges were accounted for consistent with the risk management strategy as follows. Derivatives used for hedging purposes were generally accounted for using hedge accounting. Changes in value of the derivatives which were expected to substantially offset the changes in value of the hedged items qualified for hedge accounting. Hedges were monitored to ensure that there was a high correlation between the derivative instrument and the hedged investment. Derivatives that did not qualify for hedge accounting were marked to market with changes in market value reflected in the consolidated statement of income as realized gains (losses).

Payments to be received or made under interest rate swaps were accrued and recognized in net investment income. Swaps hedging investments were carried at fair value with unrealized gains (losses), net of taxes, charged directly to shareholder’s equity. Interest rate and currency swaps hedging liabilities were treated as off-balance sheet instruments. Gains and losses arising from financial future contracts were used to adjust the basis of hedged investments and were recognized in net investment income over the life of the investment. Gains and losses arising from equity index options were marked to market with changes in market value reflected in realized investment gains (losses). Forward contracts hedging investments were marked to market based on changes in the spot rate with changes in market value reflected in realized investment gains (losses) and any forward premium or discount was recognized in net investment income over the life of the contract. Gains and losses from forward contracts hedging foreign operations were carried at fair value with unrealized gains (losses), net of taxes, charged directly to shareholder’s equity.

Investment Gains and Losses

Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Other-than-temporary declines in fair value of investments are included in realized investment gains and losses. Also included are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company. The foreign exchange effects of Canadian operations are included in unrealized gains and losses.

Deferred Acquisition Costs

Costs of acquiring individual life insurance and annuities, principally commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business, are deferred. Acquisition costs relating to traditional life insurance, including term insurance, are amortized in relation to anticipated premiums. Universal life costs are amortized in relation to estimated gross profits, and annuity contracts employ a level yield method. For life insurance, a 15 to 20-year amortization period is used, and a 7 to 20-year period is employed for annuities. Deferred acquisition costs are reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income.

Value of Insurance in Force

The value of insurance in force is an asset that was recorded at the time of acquisition of the Company by Citigroup’s predecessor. It represents the actuarially determined present value of anticipated profits to be realized from life insurance, annuities and health contracts at the date of acquisition using the same assumptions that were used for computing related liabilities where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at interest rates ranging from 14% to 18%. Traditional life insurance and guaranteed renewable health policies are amortized in relation to anticipated premiums; universal life is amortized in relation to estimated gross profits; and annuity contracts are amortized employing a level yield method. The value of insurance in force, which is included in other assets, is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income. The carrying value at December 31, 2001 and 2000 was $144 million and $170 million, respectively.

Separate and Variable Accounts

Separate and variable accounts primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each account has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at market value.

Certain other separate accounts provide guaranteed levels of return or benefits and the assets of these accounts are primarily carried at market value. Amounts assessed to the contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

Goodwill and Intangible Assets

Goodwill and intangible assets are included in other assets. Prior to the adoption of FASB Statements of Financial Accounting Standards No. 141 “Business Combinations” (FAS 141) and No. 142 “Goodwill and Other Intangible Assets” (FAS 142), which will be applied to goodwill and intangible assets in the first quarter of 2002, goodwill is being amortized on a straight-line basis principally over a 40-year period. The carrying amount of $336 million and $334 million of goodwill and other intangible assets at December 31, 2001 and 2000, respectively, is regularly reviewed for indication of impairment in value that in the view of management would be other than temporary. If it is determined that goodwill and other intangible assets are unlikely to be recovered, impairment is recognized on a discounted cash flow basis.

Upon adoption of FAS 141 and FAS 142, the Company will stop amortizing goodwill and intangible assets deemed to have an infinite useful life. Instead, these assets will be subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 1, Summary of Significant Accounting Policies, Accounting Standards Not Yet Adopted.

Contractholder Funds

Contractholder funds represent receipts from the issuance of universal life, corporate owned life insurance, pension investment and certain deferred annuity contracts. Contractholder fund balances are increased by such receipts and credited interest and reduced by withdrawals, mortality charges and administrative expenses charged to the contractholders. Interest rates credited to contractholder funds range from 1.9% to 14.0%.

Future Policy Benefits

Future policy benefits represent liabilities for future insurance policy benefits. Benefit reserves for life insurance and annuities have been computed based upon mortality, morbidity, persistency and interest assumptions applicable to these coverages, which range from 2.5% to 8.1%, including adverse deviation. These assumptions consider Company experience and industry standards. The assumptions vary by plan, age at issue, year of issue and duration. Appropriate recognition has been given to experience rating and reinsurance.

Guaranty Fund and Other Insurance Related Assessments

Included in Other Liabilities is the Company’s estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company’s share of premium written or received in one or more years prior to an insolvency occurring in the industry. Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 2001 and 2000, the Company had a liability of $22.3 million and $22.5 million, respectively, for guaranty fund assessments and a related premium tax offset recoverable of $4.3 million and $3.4 million, respectively. The assessments are expected to be paid over a period of 3 to 5 years and the premium tax offsets are expected to be realized over a period of 10 to 15 years.

Permitted Statutory Accounting Practices

The Company’s insurance subsidiaries, domiciled principally in Connecticut and Massachusetts, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of the states of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations, and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The impact of any permitted accounting practices on statutory surplus of the Company is not material.

Premiums

Premiums are recognized as revenues when due. Reserves are established for the portion of premiums that will be earned in future periods and for deferred profits on limited-payment policies that are being recognized in income over the policy term.

Fee Income

Fee income includes mortality, administrative and equity protection charges, as well as universal life and variable annuity separate account management fees.

Other Revenues

Other revenues include surrender, penalties and other charges related to annuity and universal life contracts. Also included are revenues of non-insurance subsidiaries and amortization of deferred income.

Current and Future Insurance Benefits

Current and future insurance benefits represent charges for mortality and morbidity related to fixed annuities, universal life, term life and health insurance benefits.

Interest Credited to Contractholders

Interest credited to contractholders represents amounts earned by universal life, corporate owned life insurance, pension investment and certain deferred annuity contracts in accordance with contract provisions.

Federal Income Taxes

The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

Stock-Based Compensation

The Company accounts for the stock-based compensation plans using the accounting method prescribed by Accounting Principles Board Opinion No. 25, “Accounting for Stock Issued to Employees” (APB 25), and has included in the Notes to Consolidated Financial Statements the pro forma disclosures required by Statement of Financial Accounting Standards No. 123, “Accounting for Stock-Based Compensation” (FAS 123). See Note 13. The Company accounts for its stock-based non-employee compensation plans at fair value.

2.   BUSINESS DISPOSITION

Effective July 1, 2000, the Company sold 90% of its individual long-term care insurance business to General Electric Capital Assurance Company and its subsidiary in the form of indemnity reinsurance arrangements. The proceeds were $410 million, resulting in a deferred gain of approximately $150 million after-tax. The deferred gain will be amortized in relation to anticipated premiums. After-tax amortization amounted to $21 million and $5 million in

2001 and 2000, respectively. Earned premiums were $25 million, $138 million and $230 million in 2001, 2000 and 1999, respectively.

3.   OPERATING SEGMENTS

The Company has two reportable business segments that are separately managed due to differences in products, services, marketing strategy and resource management. The business of each segment is maintained and reported through separate legal entities within the Company. The management groups of each segment report separately to the common ultimate parent, Citigroup Inc.

Travelers Life & Annuity (TLA) core offerings include individual annuity, individual life, corporate owned life insurance (COLI) and group annuity insurance products distributed by TIC and TLAC principally under the Travelers name. Among the range of individual products offered are fixed and variable deferred annuities, payout annuities and term, universal and variable life insurance. The COLI product is a variable universal life product distributed through independent specialty brokers. The group products include institutional pensions, including guaranteed investment contracts (GICs), payout annuities, group annuities sold to employer-sponsored retirement and savings plans and structured finance transactions. The majority of the annuity business and a substantial portion of the life business written by TLA are accounted for as investment contracts, with the result that the deposits collected are reported as liabilities and are not included in revenues.

The Primerica Life Insurance business segment consolidates primarily the business of Primerica Life, Primerica Life Insurance Company of Canada, CitiLife and NBL. The Primerica Life Insurance business segment offers individual life products, primarily term insurance, to customers through a nationwide sales force of approximately 96,000 full and part-time licensed Personal Financial Analysts.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies (see Note 1), except that management also includes receipts on long-duration contracts (universal life-type and investment contracts) as deposits along with premiums in measuring business volume. The amount of investments in equity method investees and total expenditures for additions to long-lived assets other than financial instruments, long-term customer relationships of a financial institution, mortgage and other servicing rights, and deferred tax assets, were not material.

Business Segment Information:

At and for the year Ended December 31, 2001 ($ in millions)	Travelers Life & Annuity	Primerica Life Insurance	Total

Business Volume:
Premiums	$957	$1,145	$2,102
Deposits	13,067	—	13,067

Total business volume	$14,024	$1,145	$15,169
Net investment income	2,530	301	2,831
Interest credited to contractholders	1,179	-	1,179
Amortization of deferred acquisition costs	171	208	379
Total expenditures for deferred acquisition costs	553	298	851
Federal income taxes (FIT) on Operating Income	377	209	586
Operating Income (excludes realized gains or losses and the related FIT)	$801	$399	$1,200
Segment Assets	$69,836	$8,030	$77,866

At and for the year Ended December 31, 2000 ($ in millions)	Travelers Life & Annuity	Primerica Life Insurance	Total

Business Volume:
Premiums	$860	$1,106	$1,966
Deposits	11,536	—	11,536
Total business volume	$12,396	$1,106	$13,502
Net investment income	2,450	280	2,730
Interest credited to contractholders	1,038	-	1,038
Amortization of deferred acquisition costs	166	181	347
Total expenditures for deferred acquisition costs	520	272	792
Federal income taxes (FIT) on Operating Income	381	197	578
Operating Income (excludes realized gains or losses and the related FIT)	$777	$376	$1,153
Segment Assets	$62,771	$7,522	$70,293

At and for the year Ended December 31, 1999 ($ in millions)	Travelers Life & Annuity	Primerica Life Insurance	Total

Business Volume:
Premiums	$656	$1,072	$1,728
Deposits	10,639	—	10,639

Total business volume	$11,295	$1,072	$12,367
Net investment income	2,249	257	2,506
Interest credited to contractholders	937	-	937
Amortization of deferred acquisition costs	127	188	315
Total expenditures for deferred acquisition costs	430	256	686
Federal income taxes (FIT) on Operating Income	319	186	505
Operating Income (excludes realized gains or losses and the related FIT)	$619	$355	$974
Segment Assets	$56,615	$6,916	$63,531

Business Segment Reconciliation:

	At and for the years ended December 31,

($ in millions)	2001	2000	1999

Business Volume and Revenues
Total business volume	$15,169	$13,502	$12,367
Other revenues, including fee income	644	635	521
Elimination of deposits	(13,067)	(11,536)	(10,639)

Revenue from external sources	2,746	2,601	2,249
Net investment income	2,831	2,730	2,506
Realized investment gains (losses)	125	(77)	113

Total revenues	$5,702	$5,254	$4,868

Operating Income
Total operating income of business segments	$1,200	$1,153	$974
Realized investment gains (losses), net of tax	81	(50)	73
Cumulative effect of change in accounting for derivative instruments and hedging activities, net of tax	(6)	-	-
Cumulative effect of change in accounting for securitized financial assets, net of tax	(3)	-	-

Income from continuing operations	$1,272	$1,103	$1,047

Assets

Total assets of business segments	$77,866	$70,293	$63,531

Business Volume and Revenues
Individual Annuities	$7,166	$7,101	$5,816
Group Annuities	8,383	6,563	6,572
Individual Life and Health Insurance	2,854	2,445	2,424
Other (a)	366	681	695
Elimination of deposits	(13,067)	(11,536)	(10,639)

Total revenue	$5,702	$5,254	$4,868

             (a)   Other represents revenue attributable to unallocated capital and run-off businesses.

The Company’s revenue was derived almost entirely from U.S. domestic business. Revenue attributable to foreign countries was insignificant.

The Company had no transactions with a single customer representing 10% or more of its revenue.

4.   INVESTMENTS

Fixed Maturities

The amortized cost and fair value of investments in fixed maturities were as follows:

December 31, 2001 ($ in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Available For Sale:
Mortgage-backed securities – CMOs and pass-through securities	$6,654	$116	$57	$6,713
U.S. Treasury securities and obligations of U.S. Government and government agencies and authorities	1,677	8	63	1,622
Obligations of states, municipalities and political subdivisions	108	4	1	111
Debt securities issued by foreign governments	810	46	5	851
All other corporate bonds	17,904	482	260	18,126
Other debt securities	4,406	154	86	4,474
Redeemable preferred stock	171	12	8	175

Total Available For Sale	$31,730	$822	$480	$32,072

December 31, 2000 ($ in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Available For Sale:
Mortgage-backed securities – CMOs and pass-through securities	$5,492	$169	$34	$5,627
U.S. Treasury securities and obligations of U.S. Government and government agencies and authorities	1,141	71	5	1,207
Obligations of states, municipalities and political subdivisions	168	14	1	181
Debt securities issued by foreign governments	761	18	14	765
All other corporate bonds	14,575	269	253	14,591
Other debt securities	4,217	87	59	4,245
Redeemable preferred stock	201	14	19	196

Total Available For Sale	$26,555	$642	$385	$26,812

Proceeds from sales of fixed maturities classified as available for sale were $14.1 billion, $10.8 billion and $12.6 billion in 2001, 2000 and 1999, respectively. Gross gains of $633 million, $213 million and $200 million and gross losses of $426 million, $432 million and $223 million in 2001, 2000 and 1999, respectively, were realized on those sales.

Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which a quoted market price or dealer quote are not available amounted to $4.6 billion and $4.8 billion at December 31, 2001 and 2000, respectively.

The amortized cost and fair value of fixed maturities at December 31, 2001, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

($ in millions)	Amortized Cost	Fair Value

Maturity:
Due in one year or less	$1,843	$1,868
Due after 1 year through 5 years	9,206	9,401
Due after 5 years through 10 years	7,578	7,649
Due after 10 years	6,449	6,441

	25,076	25,359

Mortgage-backed securities	6,654	6,713

Total Maturity	$31,730	$32,072

The Company makes investments in collateralized mortgage obligations (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company’s investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

At December 31, 2001 and 2000, the Company held CMOs classified as available for sale with a fair value of $4.5 billion and $4.4 billion, respectively. Approximately 38% and 49%, respectively, of the Company’s CMO holdings are fully collateralized by GNMA, FNMA or FHLMC securities at December 31, 2001 and 2000. In addition, the Company held $2.1 billion and $1.1 billion of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2001 and 2000, respectively. All of these securities are rated AAA.

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The Company generally receives cash collateral from the borrower, equal to at least the market value of the loaned securities plus accrued interest, and reinvests it in short-term securities. The loaned securities remain a recorded asset of the Company, however, the Company records a liability for the amount of the collateral held, representing its obligation to return the collateral related to these loaned securities, and reports that liability as part of other liabilities in the consolidated balance sheet. At December 31, 2001 and 2000, the Company held collateral of $2.4 billion and $1.5 billion, respectively.

Equity Securities

The cost and fair values of investments in equity securities were as follows:

Equity Securities: ($ in millions)	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

December 31, 2001
Common stocks	$96	$11	$6	$101
Non-redeemable preferred stocks	375	8	12	371

Total Equity Securities	$471	$19	$18	$472

December 31, 2000
Common stocks	$139	$11	$25	$125
Non-redeemable preferred stocks	492	7	32	467

Total Equity Securities	$631	$18	$57	$592

Proceeds from sales of equity securities were $112 million, $397 million and $100 million in 2001, 2000 and 1999, respectively. Gross gains of $10 million, $107 million and $15 million and gross losses of $109 million, $16 million and $8 million in 2001, 2000 and 1999, respectively, were realized on those sales.

Mortgage Loans and Real Estate

At December 31, 2001 and 2000, the Company’s mortgage loan and real estate portfolios consisted of the following:

($ in millions)	2001	2000

Current Mortgage Loans	$1,976	$2,144
Underperforming Mortgage Loans	19	43

Total Mortgage Loans	1,995	2,187

Real Estate —Foreclosed	42	18
Real Estate — Investment	13	13

Total Real Estate	55	31

Total Mortgage Loans and Real Estate	$2,050	$2,218

Underperforming mortgage loans include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

Aggregate annual maturities on mortgage loans at December 31, 2001 are as follows:

Year Ending December 31, ($ in millions)

2002	$139
2003	174
2004	133
2005	132
2006	206
Thereafter	1,211

Total	$1,995

Trading Securities

Trading securities of the Company are held in Tribeca Investments LLC. See Note 11.

The Company’s trading portfolio investments and related liabilities are normally held for periods less than six months. Therefore, expected future cash flows for these assets and liabilities are expected to be realized in less than one year.

Other invested assets

Other invested assets are composed of the following:

($ in millions)	2001	2000

Investment in Citigroup preferred stock	$987	$987
Partnership investments	949	807
Real estate joint ventures	520	535
Other	29	27

Total	$2,485	$2,356

Concentrations

At December 31, 2001 and 2000, the Company had an investment in Citigroup Preferred Stock of $987 million. See Note 13.

The Company maintains a short-term investment pool for its insurance affiliates in which the Company also participates. See Note 13.

The Company had concentrations of investments, primarily fixed maturities at fair value, in the following industries:

($ in millions)	2001	2000

Electric Utilities	$3,883	$2,244
Banking	1,944	2,078
Finance	1,633	1,836

The Company held investments in foreign banks in the amount of $954 million and $1,082 million at December 31, 2001 and 2000, respectively, which are included in the table above. Below investment grade assets included in the categories of the preceding table totaled $401 million in 2001 and $214 million in 2000.

Included in fixed maturities are below investment grade assets totaling $2.3 billion and $2.0 billion at December 31, 2001 and 2000, respectively. The Company defines its below investment grade assets as those securities rated Ba1 (or its equivalent) or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade.

Included in mortgage loans were the following group concentrations:

	2001	2000

State
California	$788	$734
New York	203	208
Property Type
Agricultural	$1,131	$1,006
Office	471	661

The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, credit limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company’s underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

Non-Income Producing Investments

Investments included in the consolidated balance sheets that were non-income producing for the preceding 12 months were insignificant.

Restructured Investments

The Company had mortgage loans and debt securities that were restructured at below market terms at December 31, 2001 and 2000. The balances of the restructured investments were insignificant. The new terms typically defer a portion of contract interest payments to varying future periods. The accrual of interest is suspended on all restructured assets, and interest income is reported only as payment is received. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such loans was insignificant in 2001 and 2000. Interest on these assets, included in net investment income, was also insignificant in 2001 and 2000.

Net Investment Income

	For The Year Ended December 31,

($ in millions)	2001	2000	1999

Gross Investment Income
Fixed maturities	$2,328	$2,061	$1,806
Mortgage loans	210	223	235
Trading	131	208	141
Joint ventures and partnerships	71	150	141
Other, including policy loans	218	237	287

Total gross investment income	2,958	2,879	2,610

Investment expenses	127	149	104

Net investment income	$2,831	$2,730	$2,506

Realized and Unrealized Investment Gains (Losses)

Net realized investment gains (losses) for the periods were as follows:

	For The Year Ended December 31,

($ in millions)	2001	2000	1999

Realized Investment Gains (Losses)
Fixed maturities	$207	$(219)	$(23)
Equity securities	(99)	91	7
Mortgage loans	5	27	29
Real estate held for sale	3	25	108
Other	9	(1)	(8)

Total realized investment gains (losses)	$125	$(77)	$113

Changes in net unrealized investment gains (losses) that are reported in accumulated other changes in equity from nonowner sources were as follows:

	For The Year Ended December 31,

($ in millions)	2001	2000	1999

Unrealized Investment Gains (Losses)
Fixed maturities	$85	$891	$(1,554)
Equity securities	40	(132)	49
Other	(20)	13	(30)

Total unrealized investment gains (losses)	105	772	(1,535)

Related taxes	37	271	(539)
Change in unrealized investment gains (losses)	68	501	(996)
Balance beginning of year	103	(398)	598

Balance end of year	$171	$103	$(398)

5.   REINSURANCE

The Company uses reinsurance in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term coinsurance and modified coinsurance. The Company remains primarily liable as the direct insurer on all risks reinsured.

Since 1997 universal life business has been reinsured under an 80%/20% quota share reinsurance program and term life business has been reinsured under a 90%/10% quota share reinsurance program. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million. For other plans of insurance, it is the policy of the

Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification. Generally, the maximum retention on an ordinary life risk is $2.5 million. Total in-force business ceded under reinsurance contracts is $285.7 billion and $252.5 billion at December 31, 2001 and 2000.

Effective July 1, 2000 the Company sold 90% of its individual long-term care insurance business to General Electric Capital Assurance Company and its subsidiary in the form of indemnity reinsurance arrangements. Written premiums ceded per these arrangements were $233.3 million and $123.4 million in 2001 and 2000, respectively, and earned premiums ceded were $240.1 million and $117.3 million in 2001 and 2000, respectively.

The Company writes workers’ compensation business through its Accident Department. This business is ceded 100% to an affiliate, The Travelers Indemnity Company.

A summary of reinsurance financial data reflected within the consolidated statements of income and balance sheets is presented below ($ in millions):

	For the years ending December 31,

	2001	2000	1999

Written Premiums
Direct	$2,848	$2,634	$2,274
Assumed from:
Non-affiliated companies	1	—	—
Ceded to:
Affiliated companies	(146)	(195)	(206)
Non-affiliated companies	(591)	(465)	(322)

Total Net Written Premiums	$2,112	$1,974	$1,746

	2001	2000	1999

Earned Premiums
Direct	$2,879	$2,644	$2,248
Assumed from:
Non-affiliated companies	1	—	—
Ceded to:
Affiliated companies	(180)	(216)	(193)
Non-affiliated companies	(598)	(462)	(327)

Total Net Earned Premiums	$2,102	$1,966	$1,728

Reinsurance recoverables at December 31, 2001 and 2000 include amounts recoverable on unpaid and paid losses and were as follows ($ in millions):

	2001	2000

Reinsurance Recoverables
Life and Accident and Health Business:
Non-affiliated companies	$2,282	$2,024
Property-Casualty Business:
Affiliated companies	1,881	1,953

Total Reinsurance Recoverables	$4,163	$3,977

Reinsurance recoverables include $1,060 million and $820 million from General Electric Capital Assurance Company, and also include $500 million and $539 million, from The Metropolitan Life Insurance Company at December 31, 2001 and 2000, respectively.

6.   DEPOSIT FUNDS AND RESERVES

At December 31, 2001 and 2000, the Company had $34.1 billion and $29.7 billion of life and annuity deposit funds and reserves, respectively. Of that total, $19.1 billion and $16.4 billion is not subject to discretionary withdrawal based on contract terms. The remaining $15.0 billion and $13.3 billion is for life and annuity products that are subject to discretionary withdrawal by the contractholder. Included in the amounts that are subject to discretionary withdrawal is $4.2 billion and $2.9 billion of liabilities that are surrenderable with market value adjustments. Also included are an additional $5.0 billion and $4.9 billion of life insurance and individual annuity liabilities which are subject to discretionary withdrawals, and have an average surrender charge of 4.7% and 4.5%, respectively. In the payout phase, these funds are credited at significantly reduced interest rates. The remaining $5.8 billion and $5.5 billion of liabilities are surrenderable without charge. More than 10.2% and 10.5% of these relate to individual life products for 2001 and 2000, respectively. These risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent against withdrawal by long-term policyholders. Insurance liabilities that are surrendered or withdrawn are reduced by outstanding policy loans and related accrued interest prior to payout.

7.   FEDERAL INCOME TAXES

Effective Tax Rate

	For the year ended December 31,

($ in millions)	2001	2000	1999

Income Before Federal Income Taxes	$1,911	$1,654	$1,592
Statutory Tax Rate	35%	35%	35%

Expected Federal Income Taxes	669	579	557
Tax Effect of:
Non-taxable investment income	(20)	(19)	(19)
Other, net	(19)	(9)	7

Federal Income Taxes	$630	$551	$545

Effective Tax Rate	33%	33%	34%

Composition of Federal Income Taxes

Current:
United States	$424	$429	$377
Foreign	47	33	32

Total	471	462	409

Deferred:
United States	166	96	143
Foreign	(7)	(7)	(7)

Total	159	89	136

Federal Income Taxes	$630	$551	$545

Additional tax benefits attributable to employee stock plans allocated directly to shareholder’s equity for the years ended December 31, 2001, 2000 and 1999 were $21 million, $24 million and $17 million, respectively.

The net deferred tax liabilities at December 31, 2001 and 2000 were comprised of the tax effects of temporary differences related to the following assets and liabilities:

($ in millions)	2001	2000

Deferred Tax Assets:
Benefit, reinsurance and other reserves	$539	$667
Operating lease reserves	62	66
Employee benefits	104	102
Other	158	139

Total	863	974

Deferred Tax Liabilities:
Deferred acquisition costs and value of insurance in force	(968)	(843)
Investments, net	(215)	(308)
Other	(89)	(107)

Total	(1,272)	(1,258)

Net Deferred Tax Liability	$(409)	$(284)

The Company and its life insurance subsidiaries file a consolidated federal income tax return. Federal income taxes are allocated to each member of the consolidated group on a separate return basis adjusted for credits and other amounts required by the consolidation process. Any resulting liability will be paid currently to the Company. Any credits for losses will be paid by the Company to the extent that such credits are for tax benefits that have been utilized in the consolidated federal income tax return.

At December 31, 2001, the Company had no ordinary or capital loss carryforwards.

The policyholders’ surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately $932 million. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. Distributions are not currently contemplated from this account. At current rates the maximum amount of such tax would be approximately $326 million.

8.   SHAREHOLDER’S EQUITY

Shareholder’s Equity and Dividend Availability

The Company’s statutory net income, which includes the statutory net income of all insurance subsidiaries, was $330 million, $981 million and $890 million for the years ended December 31, 2001, 2000 and 1999, respectively. The Company’s statutory capital and surplus was $5.09 billion and $5.16 billion at December 31, 2001 and 2000, respectively.

Effective January 1, 2001, the Company began preparing its statutory basis financial statements in accordance with the National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual – version effective January 1, 2001, subject to any deviations prescribed or permitted by its domicilary insurance commissioners (see Note 1, Summary of Significant Accounting Policies, Permitted Statutory Accounting Practices). The impact of this change on statutory capital and surplus was not significant. The impact of this change on statutory net income was $119 million, related to recording equity method investment earnings as unrealized gains versus net investment income.

The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. A maximum of $586 million is available by the end of the year 2002 for such dividends without prior approval of the State of Connecticut Insurance Department, depending upon the amount and timing of the payments. The Company paid dividends of $472 million, $860 million and $550 million in 2001, 2000 and 1999, respectively.

Accumulated Other Changes in Equity from Nonowner Sources, Net of Tax

Changes in each component of Accumulated Other Changes in Equity from Nonowner Sources were as follows:

($ in millions)	Net Unrealized Gain (Loss) On Investment Securities	Foreign Currency Translation Adjustments	Derivative Instruments And Hedging Activities	Accumulated Other Changes in Equity from Nonowner Sources

Balance, January 1, 1999	$607	$(9)	$-	$598
Unrealized losses on investment securities, net of tax of $(576)	(923)	—	—	(923)
Less: reclassification adjustment for gains included in net income, net of tax of $40	(73)	—	—	(73)

Period change	(996)	—	—	(996)

Balance, December 31, 1999	(389)	(9)	—	(398)
Unrealized gains on investment securities, net of tax of $297	451	—	—	451
Less: reclassification adjustment for losses included in net income, net of tax of $(27)	50	—	—	50
Foreign currency translation adjustment, net of tax of $1	-	1	—	1

Period change	501	1	—	502

Balance, December 31, 2000	112	(8)	—	104
Cumulative effect of change in accounting for derivative instruments and hedging activities, net of tax of $(16)	-—	—	(29)	(29)
Unrealized gain on investment securities, net of tax of $80	149	—	—	149
Less: reclassification adjustment for gains included in net income, net of tax of $44	(81)	—	—	(81)
Foreign currency translation adjustment, net of tax of $(3)	-—	(5)	—	(5)
Derivative instrument hedging activity losses, net of tax of $(35)	-—	—	(64)	(64)

Period change	68	(5)	(93)	(30)

Balance, December 31, 2001	$180	$(13)	$(93)	$74

9.   BENEFIT PLANS

Pension and Other Postretirement Benefits

The Company participates in a qualified, noncontributory defined benefit pension plan sponsored by Citigroup. In addition, the Company provides certain other postretirement benefits to retired employees through a plan sponsored by TPC. (See Note 16). The Company’s share of net expense for the qualified pension and other postretirement benefit plans was not significant for 2001, 2000 and 1999.

401(k) Savings Plan

Substantially all of the Company’s employees are eligible to participate in a 401(k) savings plan sponsored by Citigroup. The Company’s expenses in connection with the 401(k) savings plan were not significant in 2001, 2000 and 1999. See Note 13.

10.   LEASES

Most leasing functions for TPC and its subsidiaries are administered by the property casualty affiliates of the Company. Rent expense related to all leases is shared by the companies on a cost allocation method based generally on estimated usage by department. Net rent expense was $26 million, $26 million, and $30 million in 2001, 2000 and 1999, respectively.

Year Ending December 31, ($ in millions)	Minimum Operating Rental Payments

2002	$46
2003	47
2004	44
2005	41
2006	43
Thereafter	220

Total Rental Payments	$441

Future sublease rental income of approximately $91 million will partially offset these commitments. Also, the Company will be reimbursed for 50% of the rental expense for a particular lease totaling $167 million, by an affiliate. Minimum future capital lease payments are not significant.

The Company is reimbursed for use of furniture and equipment through cost sharing agreements by its affiliates.

See Note 16 for additional information about lease arrangements.

11.   DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

Derivative Financial Instruments

The Company uses derivative financial instruments, including financial futures contracts, interest rate swaps, currency swaps, equity swaps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price changes and foreign currency risk. The Company, through Tribeca Investments LLC, a subsidiary that is a broker-dealer, holds and issues derivative instruments for trading purposes.

The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts, which offset asset price changes resulting from changes in market interest rates until an investment is purchased, or a product is sold. Futures contracts are commitments to buy or sell at a future date a financial instrument, commodity, or currency at a contracted price, and may be settled in cash or through delivery.

The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions. These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor’s 500 Index falls below agreed upon strike prices.

Currency option contracts are used on an ongoing basis to hedge the Company’s exposure to foreign currency exchange rates that result from the Company’s direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters contracts that give it the right, but not the obligation, to sell the foreign currency within a limited time at a contracted price that may also be settled in cash, based on differentials in the foreign exchange rate. These contracts cannot be settled prior to maturity.

The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match assets and liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed upon notional principal amount. The Company also enters into basis swaps in which both legs of the swap are floating with each other based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

The Company enters into currency swaps in connection with other financial instruments to provide greater risk diversification and better match assets purchased in U.S. Dollars with a corresponding liability originated in a foreign currency. Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, foreign currency for U.S. Dollars based upon interest amounts calculated by reference to an agreed upon notional principal amount. Generally, there is an exchange of foreign currency for U.S. Dollars at the outset of the contract based upon prevailing foreign exchange rates. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

Forward contracts are used on an ongoing basis to hedge the Company’s exposure to foreign currency exchange rates that result from the net investment in the Company’s Canadian Operations as well as direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts to exchange foreign currency for U.S. Dollars with major financial institutions. These contracts cannot be settled prior to maturity. At the maturity date the Company must purchase the foreign currency necessary to settle the contracts.

The Company monitors the creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance sheet financial instruments. The controls include credit approvals, credit limits and other monitoring procedures.

The following table summarizes certain information related to the Company’s hedging activities for the year ended December 31, 2001:

($ in millions)	Year Ended December 31, 2001

Hedge ineffectiveness recognized related to fair value hedges	$(4.1)
Hedge ineffectiveness recognized related to cash flow hedges	(6.2)
Cash flow transaction amount expected to be reclassified from accumulated other changes in equity from nonowner sources into pretax earnings within twelve months from 12/31/01	(110.0)
Net gain recorded in accumulated other changes in equity from nonowner sources related to net investment hedges	0.8

During the year ended December 31, 2001 there were no discontinued forecasted transactions.

In 2000, these derivative financial instruments were treated as off-balance sheet instruments. Financial instruments with off-balance sheet risk involve, to varying degrees, elements of credit and market risk in excess of the amount recognized in the balance sheet. The contract or notional amounts of these instruments reflect the extent of involvement the Company has in a particular class of financial instrument. However, the maximum loss of cash flow associated with these instruments can be less than these amounts. For interest rate swaps, currency swaps, equity swaps, options and forward contracts, credit risk is limited to the amount that it would cost the Company to replace the contracts. Financial futures contracts and purchased listed option contracts have very little credit risk since organized exchanges are the counterparties.

Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to non-affiliated partnerships. The off-balance sheet risk of fixed and variable rate loan commitments was not significant at December 31, 2001 and 2000. The Company had unfunded commitments of $525.1 million and $491.2 million to these partnerships at December 31, 2001 and 2000, respectively.

Fair Value of Certain Financial Instruments

The Company uses various financial instruments in the normal course of its business. Certain insurance contracts are excluded by Statement of Financial Accounting Standards No. 107, “Disclosure about Fair Value of Financial Instruments,” and therefore are not included in the amounts discussed.

At December 31, 2001 and 2000, investments in fixed maturities had a carrying value and a fair value of $32.1 billion and $26.8 billion, respectively. See Notes 1 and 4.

At December 31, 2001, mortgage loans had a carrying value of $2.0 billion and a fair value of $2.1 billion and at year-end 2000 had a carrying value of $2.2 billion and a fair value of $2.2 billion. In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

Included in other invested assets are 987 shares of Citigroup Cumulative Preferred Stock Series YY carried at cost of $987 million at December 31, 2001 and 2000. This series YY preferred stock pays cumulative dividends at 5.321%, has a liquidation value of $1 million per share, and has perpetual duration, is not subject to a sinking fund or mandatory redemption but may be optionally redeemed by Citigroup at any time on or after December 22, 2018. Dividends totaling $52.5 million were received during 2001, 2000 and 1999, respectively. There is no established market for this investment and it is not practicable to estimate the fair value of the preferred stock.

At December 31, 2001, contractholder funds with defined maturities had a carrying value of $9.5 billion and a fair value of $10.0 billion, compared with a carrying value and a fair value of $6.8 billion and $6.7 billion at December 31, 2000. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company’s credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $10.6 billion and a fair value of $10.3 billion at December 31, 2001, compared with a carrying value of $10.1 billion and a fair value of $9.9 billion at December 31, 2000. These contracts generally are valued at surrender value.

The carrying values of $495 million and $588 million of financial instruments classified as other assets approximated their fair values at December 31, 2001 and 2000, respectively. The carrying values of $1.5 billion and $2.4 billion of financial instruments classified as other liabilities also approximated their fair values at December 31, 2001 and 2000, respectively. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

The assets of separate accounts providing a guaranteed return had a carrying value and a fair value of $507 million at December 31, 2001, compared with a carrying value and a fair value of $376 million at December 31, 2000. The liabilities of separate accounts providing a guaranteed return had a carrying value and a fair value of $507 million at December 31, 2001, compared with a carrying value and a fair value of $376 million at December 31, 2000.

The carrying values of cash, trading securities and trading securities sold not yet purchased are carried at fair value. The carrying values of short-term securities and investment income accrued approximated their fair values.

The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

12.   COMMITMENTS AND CONTINGENCIES

Financial Instruments with Off-Balance Sheet Risk

See Note 11 for a discussion of financial instruments with off-balance sheet risk.

Litigation

In March 1997, a purported class action entitled Patterman v. The Travelers, Inc., et al. was commenced in the Superior Court of Richmond County, Georgia, alleging, among other things, violations of the Georgia RICO statute and other state laws by an affiliate of the Company, Primerica Financial Services, Inc. and certain of its affiliates. Plaintiffs seek unspecified compensatory and punitive damages and other relief. From February 1998 through April 2000, various motions for transfer of the lawsuit were heard and appealed. In April 2000, the matter was remanded to the Superior Court of Richmond County by the Georgia Supreme Court. Also, in April 2000 defendants moved for summary judgement on all counts of the complaint. Discovery commenced in May 2000. Defendants intend to vigorously contest the litigation.

TIC and its subsidiaries are defendants or co-defendants in various other litigation matters in the normal course of business. These include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company, a broker and dealer in securities or otherwise. In the opinion of the Company’s management, the ultimate resolution of these legal proceedings would not be likely to have a material adverse effect on its results of operations, financial condition or liquidity.

13.   RELATED PARTY TRANSACTIONS

Certain administrative and data processing services are provided to the Company by its property casualty affiliates. Investment advisory and management services are provided to the Company by other affiliates. The Company provides various employee benefits coverages to employees of certain subsidiaries of TPC. The premiums for these coverages were charged in accordance with cost allocation procedures based upon salaries or census. Charges for these services are shared by the companies on cost allocation methods based generally on estimated usage by department. The amounts due from affiliates included in other assets in 2001 and 2000 were $88.2 million and $50.0 million, respectively. See Note 16.

The Company maintains a short-term investment pool in which its insurance affiliates participate. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2001 and 2000, the pool totaled approximately $5.6 billion and $4.4 billion, respectively. The Company’s share of the pool amounted to $2.6 billion and $1.8 billion at December 31, 2001 and 2000, respectively, and is included in short-term securities in the consolidated balance sheets.

The Company markets deferred annuity products and life insurance through its affiliate, Salomon Smith Barney (SSB). Annuity deposits related to these products were $1.5 billion, $1.8 billion, and $1.3 billion in 2001, 2000 and 1999, respectively. Life premiums were $96.5 million, $77.0 million and $60.9 million in 2001, 2000 and 1999, respectively.

The Company also markets individual annuity and life insurance through CitiStreet Retirement Services LLC, a division of CitiStreet, a joint venture between Citigroup and State Street Bank. Deposits received from CitiStreet Retirement Services, LLC were $1.6 billion, $1.8 billion and $1.6 billion in 2001, 2000 and 1999, respectively.

Primerica Financial Services, Inc. (Primerica), an affiliate, is a distributor of products for TLA. Primerica sold $901 million, $1.03 billion and $903 million of individual annuities in 2001, 2000 and 1999, respectively.

The Company markets individual annuity products through an affiliate Citibank, N.A. (Citibank). Deposits received from Citibank were $564 million and $392 million in 2001 and 2000, respectively, and were insignificant in 1999.

The Company sells structured settlement annuities to its property casualty affiliates in connection with the settlement of certain policyholder obligations. Such premiums and deposits were $194 million, $191 million, and $156 million for 2001, 2000 and 1999, respectively. Reserves and contractholder funds related to these annuities amounted to $825 million and $811 million in 2001 and 2000, respectively.

At December 31, 2001 and 2000 the Company had outstanding loaned securities to SSB for $413.5 million and $234.1 million, respectively.

Included in other invested assets is a $987 million investment in Citigroup preferred stock at December 31, 2001 and 2000, carried at cost. Dividends received on this investment were $52.5 million in 2001, and 2000 and 1999.

The Company had investments in an affiliated joint venture, Tishman Speyer, in the amount of $310.9 million and $355.5 million at December 31, 2001 and 2000, respectively. Income of $65.5 million, $67.0 million and $109.5 million was earned on these investments in 2001, 2000 and 1999, respectively.

The Company also had an investment in Greenwich Street Capital Partners I, an affiliated private equity investment, in the amount of $21.6 million and $74.2 million at December 31, 2001 and 2000, respectively. Income (loss) of $(41.6) million, $8.1 million and $9.9 million were earned on this investment in 2001, 2000 and 1999, respectively.

In the ordinary course of business, the Company purchases and sells securities through affiliated broker-dealers. These transactions are conducted on an arm’s length basis.

Primerica Life has entered into a General Agency Agreement with Primerica, that provides that Primerica will be Primerica Life’s general agent for marketing all insurance of Primerica Life. In consideration of such services, Primerica Life agreed to pay Primerica marketing fees of no less than $10 million based upon U.S. gross direct premiums received by Primerica Life. In each of 2001, 2000, and 1999 the fees paid by Primerica Life were $12.5 million.

The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and other employees. To further encourage employee stock ownership, Citigroup introduced the WealthBuilder stock option program during 1997 and the Citigroup Ownership Program in 2001. Under this program, all employees meeting established requirements have been granted Citigroup stock options. During 2000 and 2001, Citigroup introduced the Citigroup 2000 Stock Purchase Plan and Citigroup 2001 Stock Purchase Program for new employees, which allowed eligible employees of Citigroup, including the Company’s employees, to enter into fixed subscription agreements to purchase shares at the market value on the date of the agreements. Enrolled employees are permitted to make one purchase prior to the expiration date. The Company’s charge to income was insignificant in 2001, 2000 and 1999.

The Company also participates in the Citigroup Capital Accumulation Program. Participating officers and other employees receive a restricted stock award in the form of Citigroup common stock. These restricted stock awards generally vest after a three-year period and, except under limited circumstances, the stock can not be sold or transferred during the restricted period by the participant, who is required to render service to the Company during the restricted period. The Company’s charge to income was insignificant in 2001, 2000 and 1999.

Unearned compensation expense associated with the Citigroup restricted common stock grants, which represents the market value of Citigroup’s common stock at the date of grant, is included with other assets in the Consolidated Balance Sheet and is recognized as a charge to income ratably over the vesting period. The Company’s charge to income was insignificant during 2001, 2000 and 1999.

The Company applies Accounting Principles Board Opinion No. 25 (APB 25) and related interpretations in accounting for stock options. Since stock options under the Citigroup plans are issued at fair market value on the date of award, no compensation cost has been recognized for these awards. FAS 123 provides an alternative to APB 25 whereby fair values may be ascribed to options using a valuation model and amortized to compensation cost over the vesting period of the options.

Had the Company applied FAS 123 in accounting for Citigroup stock options, net income would have been the pro forma amounts indicated below:

	Year Ended December 31,

($ in millions)	2001	2000	1999

Net income, as reported	$1,272	$1,103	$1,047
FAS 123 pro forma adjustments, after tax	(15)	(19)	(16)
Net income, pro forma	$1,257	$1,084	$1,031

The assumptions used in applying FAS 123 to account for Citigroup stock options were as follows:

	Year Ended December 31,

	2001	2000	1999

Expected volatility of Citigroup Stock	38.31%	41.5%	44.1%
Risk-free interest rate	4.42%	6.23%	5.29%
Expected annual dividend per Citigroup share	$0.92	$0.78	$0.47
Expected annual forfeiture rate	5%	5%	5%

14.   RECONCILIATION OF NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES

The following table reconciles net income to net cash provided by operating activities:

	For The Year Ended December 31,

($ in millions)	2001	2000	1999

Net Income from Continuing Operations	$1,281	$1,103	$1,047
Adjustments to reconcile net income to net cash provided by operating activities:
Realized (gains) losses	(125)	77	(113)
Deferred federal income taxes	159	89	136
Amortization of deferred policy acquisition costs	379	347	315
Additions to deferred policy acquisition costs	(851)	(792)	(686)
Investment income	(493)	(384)	(221)
Premium balances	7	20	(13)
Insurance reserves and accrued expenses	686	559	411
Other	237	221	99

Net cash provided by operations	$1,280	$1,240	$975

15.   NON-CASH INVESTING AND FINANCING ACTIVITIES

Significant non-cash investing and financing activities include the acquisition of real estate through foreclosures of mortgage loans amounting to $205 million in 1999. Foreclosures in 2001 and 2000 were insignificant.

16.   SUBSEQUENT EVENTS

On February 8, 2002, TPC filed a registration statement with the Securities and Exchange Commission in connection with the proposed offering of a minority interest in TPC. Citigroup has announced its plan to make a tax-free distribution of a portion of its remaining interest in TPC by year-end 2002. Prior to the proposed offering, the Company will be distributed to by TPC to TPC’s immediate parent company, so that the Company will remain an indirect wholly owned subsidiary of Citigroup after the offering. Therefore, all retirement and post retirement plans previously provided to Company employees by TPC will be administered by Citigroup. Prior to the offering, TIC intends to sell its home office buildings in Hartford, Connecticut and a building in Norcross, Georgia housing TPC’s information systems department to TPC for $68 million. The company will have the right to continue to use the names “Travelers Life & Annuity,” “The Travelers Insurance Company, ” “The Travelers Life and Annuity Company,” and the related names in connection with the Company’s business. Currently, TIC and TLAC share services with the property casualty subsidiaries of TPC. These services, which include leasing arrangements, facilities management, banking and financial functions, benefit coverages, data processing services, a short-term investment pool and others, will be phased out over a brief period of time if the transaction is completed. If the distribution does not occur, these services will likely continue for the foreseeable future.

In connection with the proposed distribution described above, on February 27, 2002, TPC exchanged the 50,793,450 shares of Citigroup common stock owned by it for 2,225 shares of Citigroup’s 6.767% Cumulative Preferred Stock, Series YYY, par value $1.00 per share and liquidation value $1 million per share. The exchange ratio was based on the closing price of Citigroup’s common stock on the New York Stock Exchange on February 25, 2002. Prior to the proposed TPC offering, TPC will contribute the Series YYY Preferred Stock to the Company.

Item 9.	Changes In and Disagreements with Accountants on Accounting and Financial Disclosure.

None.

PART III

Item 10.	Directors and Executive Officers of the Registrant.

Omitted pursuant to General Instruction I(2)(c) of Form 10-K.

Item 11.	Executive Compensation.

Omitted pursuant to General Instruction I(2)(c) of Form 10-K.

Item 12.	Security Ownership of Certain Beneficial Owners and Management.

Omitted pursuant to General Instruction I(2)(c) of Form 10-K.

Item 13.	Certain Relationships and Related Transactions.

Omitted pursuant to General Instruction I(2)(c) of Form 10-K.

PART IV

Item 14.	Exhibits, Financial Statement Schedules, and Reports on Form 8-K.

              (a)   Documents filed:

               (1)   Financial Statements. See index on page 15 of this report.

               (2)   Financial Statement Schedules. See index on page 58 of this report.

               (3)   Exhibits. See Exhibit Index on page 56.

              (b)   Reports on Form 8-K:

               None

EXHIBIT INDEX

Exhibit No.	Description
3.	Articles of Incorporation and By-Laws
a.) Charter of The Travelers Insurance Company (the “Company”), as effective October 19, 1994, incorporated by reference to Exhibit 3.01 to the Company’s Quarterly Report on Form 10-Q for the fiscal quarter ended September 30, 1994 (File No. 33-33691) (the “Company’s September 30, 1994 10-Q”).
b.) By-laws of the Company, as effective October 20, 1994, incorporated by reference to Exhibit 3.02 to the Company’s September 30, 1994 10-Q.
10.	Lease for office space in Hartford, Connecticut dated as of April 2, 1996, by and between the Company and The Travelers Indemnity Company, incorporated by reference to Exhibit 10.14 to the Annual Report on Form 10-K of Travelers Property Casualty Corp. for the fiscal year ended December 31, 1996 (File No. 1-14328).
21.	Subsidiaries of the Registrant: Omitted pursuant to General Instruction I(2)(b) of Form 10-K.

SIGNATURES

Pursuant to the requirements of Section 13 or 15 (d) of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on the 15th day of March, 2002.

THE TRAVELERS INSURANCE COMPANY (Registrant)
By:	/s/ Glenn D. Lammey

Glenn D. Lammey Executive Vice President, Chief Financial Officer and Chief Accounting Officer (Principal Financial Officer and Principal Accounting Officer)

Pursuant to the requirements of the Securities Exchange Act of 1934, this report has been signed by the following persons on behalf of the registrant and in the capacities indicated on the 15th day of March, 2002.

Signature	Capacity

/s/ George C. Kokulis (George C. Kokulis)	Director and Chief Executive Officer (Principal Executive Officer)

/s/ Glenn D. Lammey (Glenn D. Lammey)	Director, Chief Financial Officer and Chief Accounting Officer (Principal Financial Officer and Principal Accounting Officer)

/s/ William R. Hogan (William R. Hogan)	Director

/s/ Marla Berman Lewitus (Marla Berman Lewitus)	Director

Supplemental Information to be Furnished With Reports Filed Pursuant to Section 15(d) of the Act by Registrants Which Have Not Registered Securities pursuant to Section 12 of the Act: NONE

No Annual Report to Security Holders covering the registrant’s last fiscal year or proxy material with respect to any meeting of security holders has been sent, or will be sent, to security holders.

INDEX TO FINANCIAL STATEMENTS AND FINANCIAL STATEMENT SCHEDULES

Page

The Travelers Insurance Company and Subsidiaries
Independent Auditors’ Report	*
Consolidated Statements of Income	*
Consolidated Balance Sheets	*
Consolidated Statements of Changes In Retained Earnings and Accumulated Other Changes in Equity from Nonowner Sources	*
Consolidated Statements of Cash Flows	*
Notes to Consolidated Financial Statements	*
Independent Auditors’ Report	59
Schedule I — Summary of Investments — Other than Investments in Related Parties 2001	60
Schedule III — Supplementary Insurance Information 1999-2001	61
Schedule IV — Reinsurance 1999-2001	62

All other schedules are inapplicable for this filing.

*  See index on page 15

Independent Auditors’ Report

The Board of Directors and Shareholder
The Travelers Insurance Company:

Under date of January 17, 2002, except as to Note 16, which is as of February 27, 2002, we reported on the consolidated balance sheets of The Travelers Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the related consolidated statements of income, changes in retained earnings and accumulated other changes in equity from nonowner sources, and cash flows for each of the years in the three-year period ended December 31, 2001, which are included in this Form 10-K. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

In our opinion, such financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for derivative instruments and hedging activities and for securitized financial assets in 2001.

/s/KPMG LLP

Hartford, Connecticut
January 17, 2002, except as to
Note 16, which is as of February 27, 2002

THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE I
SUMMARY OF INVESTMENTS — OTHER THAN INVESTMENTS IN RELATED PARTIES
December 31, 2001
($ in millions)

	Cost	Value	Amount Shown in Balance Sheet(1)

Type of Investment
Fixed Maturities:
Bonds:
U.S. Government and government agencies and authorities	$5,485	$5,447	$5,447
States, municipalities and political subdivisions	108	111	111
Foreign governments	810	851	851
Public utilities	3,249	3,280	3,280
Convertible bonds and bonds with warrants attached	343	353	353
All other corporate bonds	21,564	21,855	21,855

Total Bonds	31,559	31,897	31,897
Redeemable preferred stocks	171	175	175

Total Fixed Maturities	31,730	32,072	32,072

Equity Securities:
Common Stocks:
Banks, trust and insurance companies	9	10	10
Industrial, miscellaneous and all other(2)	30	34	34

Total Common Stocks	39	44	44
Nonredeemable preferred stocks	375	371	371

Total Equity Securities	414	415	415

Mortgage Loans	1,995		1,995
Real Estate Held For Sale	55		55
Policy Loans	1,208		1,208
Short-Term Securities	3,053		3,053
Other Investments (3) (4) (5)	3,077		3,053

Total Investments	$41,532		$41,851

______________

(1)	Determined in accordance with methods described in Notes 1 and 4 of the Notes to Consolidated Financial Statements.

(2)	Excludes $57 million related party investment.

(3)	Excludes $987 million of Citigroup Inc. preferred stock. See Note 13 of Notes to Consolidated Financial Statements.

(4)	Also excludes $325 million fair value of investment in affiliated partnership interests.

(5)	Includes derivatives marked to market and recorded at fair value in the balance sheet.

THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE III
SUPPLEMENTARY INSURANCE INFORMATION
($ in millions)

	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses(1)	Other policy claims and benefits payable	Premium revenue	Net investment income	Benefits, claims and losses(2)	Amortization of deferred policy acquisition costs	Other operating expenses	Premiums written
2001
Travelers Life & Annuity	$1,672	$33,475	$368	$957	$2,530	$2,534	$171	$154	$955
Primerica Life	1,789	3,044	144	1,145	301	507	208	217	1,157

Total	$3,461	$36,519	$512	$2,102	$2,831	$3,041	$379	$371	$2,112

2000
Travelers Life & Annuity	$1,291	$29,377	$321	$860	$2,450	$2,294	$166	$233	$859
Primerica Life	1,698	2,856	140	1,106	280	496	181	230	1,115

Total	$2,989	$32,233	$461	$1,966	$2,730	$2,790	$347	$463	$1,974

1999
Travelers Life & Annuity	$1,081	$26,958	$280	$656	$2,249	$1,954	$127	$322	$666
Primerica Life	1,607	2,734	158	1,072	257	488	188	197	1,080

Total	$2,688	$29,692	$438	$1,728	$2,506	$2,442	$315	$519	$1,746

______________

(1)	Includes contractholder funds.

(2)	Includes interest credited to contractholders.

THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE IV
REINSURANCE
($ in millions)

	Gross amount	Cededto other companies	Assumed fromother companies	Net amount	Percentage ofamount assumed tonet
2001
Life Insurance In Force	$510,457	$285,696	$3,636	$228,397	1.6%
Premiums:
Life insurance	2,378		—	2,026	—
Accident and health insurance	321	246	1	76	—
Property casualty	180	180	—	—	—

Total Premiums	$2,879	$778	$1	$2,102	—

2000
Life Insurance In Force	$480,958	$252,498	$3,692	$232,152	1.6%
Premiums:
Life insurance	2,106	330	—	1,776	—
Accident and health insurance	322	132	—	190	—
Property casualty	216	216	—	—	—

Total Premiums	$2,644	$678	$—	$1,966	—

1999
Life Insurance In Force	$457,541	$222,522	$3,723	$238,742	1.6%
Premiums:
Life insurance	1,768	313	-	1,455	—
Accident and health insurance	287	14	—	273	—
Property casualty	193	193	—	—	—

Total Premiums	$2,248	$520	$-	$1,728	—

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a)    The financial statements of the Registrant and the Report of Independent
       Auditors thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

          Statement of Assets and Liabilities as of December 31, 2001
          Statement of Operations for the year ended December 31, 2001
          Statement of Changes in Net Assets for the years ended  December  31,
          2001 and 2000
          Statement of Investments as of December 31, 2001
          Notes to Financial Statements

       The consolidated financial statements and schedules of The Travelers
       Insurance Company and subsidiaries and the report of Independent
       Auditors, are contained in the Statement of Additional Information. The consolidated financial statements of The Travelers Insurance Company and subsidiaries include:

          Consolidated  Statements  of Income for the years ended
          December 31, 2001, 2000 and 1999
          Consolidated Balance Sheets as of December 31, 2001 and 2000
          Consolidated Statements of Changes in Retained Earnings and
          Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2001, 2000 and 1999
          Consolidated Statements of Cash Flows for the years ended December 31,
          2001, 2000 and 1999 Notes to Consolidated Financial Statements

(b)    Exhibits

1.     Resolution of The Travelers Insurance Company Board of Directors
       authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4 filed
       July 31, 1997.)

2.     Not Applicable.

3(a).  Distribution and Principal Underwriting Agreement among the Registrant,
       The Travelers Insurance Company and Travelers Distribution LLC
       (Incorporated herein by reference to Exhibit 3(a) to Post Effective
       Amendment No. 4 to the Registration Statement on Form N-4, File No.
       333-58783 filed February 26, 2001.)

3(b).  Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to
       Post-Effective Amendment No. 4 the Registration Statement on Form N-4,
       File No. 333-27689 filed April 6, 2001.)

4.     Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to the Registration Statement on Form N-4 filed July 31, 1997.)

5.     Application. (Incorporated herein by reference to Exhibit 5 to
       Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4,
       filed November 4, 1997.)

6(a).  Charter of The Travelers Insurance Company, as amended on October 19,
       1994. (Incorporated herein by reference to Exhibit 3(a)(i) to
       Registration Statement on Form S-2, File No. 33-58677, filed via Edgar on
       April 18, 1995.)

                                      C-1

6(b).  By-Laws of The Travelers Insurance Company, as amended on October 20,
       1994. (Incorporated herein by reference to Exhibit 3(b)(i) to the
       Registration Statement on Form S-2, File No. 33-58677, filed via Edgar on
       April 18, 1995.)

9.     Opinion of Counsel as to the legality of securities being registered.
       (Incorporated herein by reference to Exhibit 9 to the Registration
       Statement on Form N-4 filed July 31, 1997.)

10.    Consent of KPMG LLP, Independent Auditors filed herewith.

13.    Computation of Total Return Calculations - Standardized and
       Non-Standardized. (Incorporated herein by reference to Exhibit 13 to
       Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4
       filed November 4, 1997 )

15.    Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for George C. Kokulis, Katherine M. Sullivan and Glenn D.
       Lammey. (Incorporated herein by reference to exhibit 15(b) to
       Post-Effective Amendment No. 3 filed April 17, 2000.)

       Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Glenn D. Lammey and Marla Berman Lewitus. (Incorporated
       herein by reference to Exhibit 15(b) to Post-Effective Amendment No. 7 to
       the Registration Statement on Form N-4, File No. 33-65343, filed February
       26, 2001.)

       Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for William R. Hogan. (Incorporated herein by reference to
       Exhibit 15 to Post-Effective Amendment No. 4 to the Registration
       Statement on Form N-4, File No. 333-23311, filed April 17, 2001.)

       Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Kathleen A. Preston. (Incorporated herein by reference to
       Exhibit 15 to Post-Effective Amendment No. 1 to the Registration
       Statement on Form N-4, file No. 333-72334 filed April 19, 2002.

Item 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal         Positions and Offices
Business Address           With Insurance Company
------------------         ----------------------

George C. Kokulis*         Director, President and Chief Executive Officer
Glenn D. Lammey*           Director, Executive Vice President,
                             Chief Financial Officer, Chief Accounting Officer
Kathleen A. Preston*       Director and Executive Vice President
Stuart Baritz***           Senior Vice President
Madelyn J. Lankton         Senior Vice President and Chief Information Officer
Marla Berman Lewitus*      Director, Senior Vice President and General Counsel
Brendan Lynch*             Senior Vice President
Warren H. May*             Senior Vice President
Laura A. Pantaleo***       Senior Vice President
David A. Tyson*            Senior Vice President
F. Denney Voss**           Senior Vice President
David A. Golino*           Vice President and Controller
Donald R. Munson, Jr.*     Vice President
Deanne Osgood*             Vice President
Tim W. Still*              Vice President

                                      C-2

Linn K. Richardson*        Second Vice President and Actuary
Paul Weissman*             Second Vice President and Actuary
Ernest J. Wright*          Vice President and Secretary
Kathleen A. McGah*         Assistant Secretary and Deputy General Counsel

Principal Business Address:
*   The Travelers Insurance Company              **  Citigroup Inc.
    One Tower Square                                 399 Park Avenue
    Hartford, CT  06183                              New York, N.Y. 10048

*** Travelers Financial Distributors
    2 Tower Center
    East Brunswick, NJ 08816

Item 26.  PERSONS  CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR
          REGISTRANT

       Incorporated herein by reference to Exhibit 16 to Post-Effective
Amendment No. 5 to the Registration Statement on Form N-4, File No. 333-27689,
filed April 19, 2002.

Item 27.  NUMBER OF CONTRACT OWNERS

As of February 28, 2002, 10,971 contract owners held qualified and non-qualified contracts offered by the Registrant.

Item 28.  INDEMNIFICATION

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes
("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant.
This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of
1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or

                                      C-3

otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  PRINCIPAL UNDERWRITER

(a)     Travelers Distribution LLC
        One Tower Square
        Hartford, CT 06183

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable
Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD
II for Variable Annuities, The Travelers Fund BD III, The Travelers Fund BD IV
for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The
Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF
II for Variable Annuities, The Travelers Separate Account QP for Variable
Annuities, The Travelers Separate Account TM for Variable Annuities, The
Travelers Separate Account TM II for Variable Annuities, The Travelers Separate
Account Five for Variable Annuities, The Travelers Separate Account Six for
Variable Annuities, The Travelers Separate Account Seven for Variable Annuities,
The Travelers Separate Account Eight for Variable Annuities, The Travelers
Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten
for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The
Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for
Variable Life Insurance, The Travelers Variable Life Insurance Separate Account
One, The Travelers Variable Life Insurance Separate Account Two, The Travelers
Variable Life Insurance Separate Account Three, The Travelers Variable Life
Insurance Separate Account Four, The Travelers Separate Account MGA, The
Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account
for Variable Annuities, The Travelers Quality Bond Account for Variable
Annuities, The Travelers Money Market Account for Variable Annuities, The
Travelers Timed Growth and Income Stock Account for Variable Annuities, The
Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers
Timed Aggressive Stock Account for Variable Annuities, Citicorp Life Variable
Annuity Separate Account and First Citicorp Life Variable Annuity Separate
Account.

(b)    Name and Principal          Positions and Offices
       BUSISNESS ADDRESS*          WITH UNDERWRITER

       Kathleen A. Preston         Board of Manager
       Glenn D. Lammey             Board of Manager
       William F. Scully III       Board of Manager and Vice President
       Donald R. Munson, Jr.       Board of Manager, President, Chief
                                   Executive Officer and Chief Operating Officer
       Anthony Cocolla             Vice President
       Tim W. Still                Vice President
       John M. Laverty             Treasurer and Chief Financial Officer
       Ernest J. Wright            Secretary
       Kathleen A. McGah           Assistant Secretary
       William D. Wilcox           Assistant Secretary
       Ernest J. Wright            Assistant Secretary

                                      C-4

Alison K. George            Chief Compliance Officer
       John J. Williams, Jr.       Director, Assistant Compliance Officer

* The business address for all the above is: One Tower Square, Hartford,
  CT 06183

(c)    Not Applicable

Item 30.  LOCATION OF ACCOUNTS AND RECORDS

(1)   The Travelers Insurance Company
      One Tower Square
      Hartford, Connecticut  06183

Item 31.  MANAGEMENT SERVICES

Not Applicable.

Item 32.  UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a)    To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b)    To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;
       and

(c)    To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a).   That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                      C-5

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of
1940, the Registrant certifies that it meets the requirements of Securities Act
Rule 485(b) for effectiveness of this amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 25th day of
April, 2002.

            THE TRAVELERS SEPARATE ACCOUNT PF FOR VARIABLE ANNUITIES
                                  (Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                                   (Depositor)

                                   By:*GLENN D. LAMMEY
                                      ------------------------------------
                                       Glenn D. Lammey, Chief Financial Officer,
                                       Chief Accounting Officer

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 25th day of
April 2002.

*GEORGE C. KOKULIS               Director, President and Chief Executive Officer
------------------------         (Principal Executive Officer)
  (George C. Kokulis)

*GLENN D. LAMMEY                 Director, Chief Financial Officer,
------------------------         Chief Accounting Officer
  (Glenn D. Lammey)              (Principal Financial Officer)

*MARLA BERMAN LEWITUS            Director
------------------------
  (Marla Berman Lewitus)

*KATHLEEN A. PRESTON             Director
------------------------
  (Kathleen A. Preston)

*By: /s/Ernest J. Wright, Attorney-in-Fact

                                      C-6

EXHIBIT INDEX

Exhibit
No.      Description                                            Method of Filing
---      -----------                                            ----------------

10.      Consent of KPMG LLP, Independent Auditors              Electronically

                                      C-7